UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Total Factor Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2019

Date of reporting period: 07/31/2019

Item 1 – Report to Stockholders

JULY 31, 2019

ANNUAL REPORT

BlackRock FundsSM

▶	BlackRock Total Factor Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured - May Lose Value - No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended July 31, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as restrained inflation and weak economic growth led the U.S. Federal Reserve (the “Fed”) to stop raising interest rates, which led to broad-based optimism that stimulative monetary policy could help forestall a recession.

After the dust settled, the U.S. equity and bond markets posted mixed returns while weathering significant volatility. Less volatile U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets, international developed, and U.S. small cap — posted relatively flat returns.

Fixed-income securities delivered modest positive returns with relatively low volatility, as interest rates declined (and bond prices rose). Longer-term U.S. Treasury yields declined further than short-term Treasury yields. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment grade and high yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

Volatility also rose in emerging markets, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, particularly in mainland China, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe and ongoing uncertainty about Brexit led to modest performance for European equities.

As equity performance faltered and global economic growth slowed, the Fed shifted to a more patient perspective on the economy in January 2019. The Fed left interest rates unchanged for six months, then lowered interest rates for the first time in 11 years in July 2019. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world. Hopes continued to remain high thereafter, as the current economic expansion became the longest in U.S. history. Looking ahead, markets are pricing in additional rate cuts by the Fed over the next year, as investors anticipate a steady shift toward more stimulative monetary policy.

We expect a slowing expansion with additional room to run, as opposed to an economic recession. However, escalating trade tensions and the resulting disruptions in global supply chains have become the greatest risk to the global expansion.

We believe U.S. and emerging market equities remain relatively attractive. Within U.S. equities, companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2019
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	11.32%	7.99%
U.S. small cap equities (Russell 2000® Index)	5.76	(4.42)
International equities (MSCI Europe, Australasia, Far East Index)	5.64	(2.60)
Emerging market equities (MSCI Emerging Markets Index)	0.44	(2.18)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.23	2.34
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	6.68	11.16
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	5.23	8.08
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.98	6.93
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.78	6.91
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of July 31, 2019	BlackRock Total Factor Fund

Investment Objective

BlackRock Total Factor Fund’s (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended July 31, 2019, the Fund underperformed its reference benchmark, a blend of 60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays U.S. Aggregate Bond Index. For the same period, the Fund outperformed its secondary benchmark, the ICE BofAML 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

The Fund utilizes a factor investing approach in order to provide a diversified engine for growth. The Fund targets multiple return drivers, or factors, across many asset classes and geographies. By leveraging a long/short implementation framework, the strategy seeks to isolate broad and persistent sources of returns, while maintaining a low correlation to equity and fixed income markets and being designed to be resilient to market shocks and drawdowns.

On the long/short style factor side of the portfolio, single name equity and bond factors were the primary detractors as underperformance within the value factor weighed on both asset classes. With respect to the value factor across the two asset classes, continued monetary easing by central banks suppressed yields within fixed income, while the flattening of the yield curve hampered the performance of equity names. On the directional side, strategic exposure to equity markets and commodities detracted slightly as the ground lost in the late-2018 sell-off due to trade tensions has yet to be entirely recovered despite the rally in risk assets seen in early 2019.

Within the long/short style factor component, exposures to currencies, equity markets and commodities proved beneficial as pro-cyclical insights, namely momentum and carry strategies, contributed positively over the largely “risk-on” period. The defensive factors, quality and low volatility, were also additive as both insulated the portfolio during the geopolitically induced volatility that markets experienced in the fourth quarter of 2018. With respect to the directional part of the portfolio, exposure to both inflation-linked and nominal bonds led positive contributions as accommodative global central bank policies drove yields lower over most of the period.

The Fund routinely holds derivatives including futures, swaps, and currency forwards to gain exposure to single name stocks, global bonds, currencies, commodities, and equity market indices in a cost-efficient and capital-efficient manner. Additionally, some of the Fund’s currency forwards are held as a means to protect against unintended exposure to foreign currency risk. Over the period, the use of derivatives had a positive impact on Fund performance.

The Fund holds large unencumbered cash positions to meet collateral calls on derivative positions. The cash balance did not have a material impact on Fund performance during the period.

Describe recent portfolio activity.

The majority of the portfolio’s risk budget remains unchanged relative to the start of the period. The Fund is currently positioned slightly more defensively within single name equities as quality and low volatility receive a marginally higher allocation than value and momentum. Outside of single name equities, the portfolio remains slightly tilted toward carry strategies and has a strategic exposure to economic growth surprises.

Describe portfolio positioning at period end.

The Fund continued to seek to deliver positive absolute returns by balancing risks among equities, bonds, commodities, currencies and diversifying strategies. At the end of the period, the Fund favored emerging market equities to those of developed markets and was modestly overweight to duration (and corresponding sensitivity to interest rates). The Fund was positioned neutrally on the whole across both commodities and currencies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments (a)
Foreign Government Obligations	87%
U.S. Treasury Obligations	13

(a)	Total investments exclude short-term securities.

PORTFOLIO HOLDINGS

Security	Percent of TotaI Investments (a)
Republic of France	34%
Commonwealth of Australia	17
Canadian Government Bond	14
U.K. Treasury Inflation Linked Bonds	13
U.S. Treasury Inflation Linked Notes	9
Federal Republic of Germany	9
U.S. Treasury Inflation Linked Bonds	4

(a)	Total investments exclude short-term securities.

4	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2019 (continued)	BlackRock Total Factor Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

(c)

The Fund invests in a broad range of global asset classes, such as equity securities, fixed and floating rate debt instruments, derivatives, other investment companies, including exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and commodity-related instruments. The Fund’s total returns prior to February 3, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Strategic Risk Allocation Fund”.

(d)	This customized weighted index is comprised of the returns of the MSCI World Index Hedged USD Net (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%).
(e)

An index composed of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States and calculated with net dividends reinvested daily on the ex-dividends date 100% hedged to USD using 1-month forward exchange rates.

(f)

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

(g)	An unmanaged index that tracks 3-month U.S. Treasury securities.

Performance Summary for the Period Ended July 31, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.03%	6.10%	N/A	4.26%	N/A	4.05%	N/A
Investor A	6.95	5.80	0.25%	3.98	2.86%	3.79	2.94%
Investor C	6.56	4.95	3.95	3.21	3.21	3.01	3.01
Class K	7.14	6.23	N/A	4.29	N/A	4.07	N/A
60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays U.S. Aggregate Bond Index	8.54	6.98	N/A	6.81	N/A	8.16	N/A
MSCI World Index Hedged USD Net	10.57	5.65	N/A	9.10	N/A	11.79	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	5.23	8.08	N/A	3.05	N/A	2.53	N/A
ICE BofAML 3-Month U.S. Treasury Bill Index	1.23	2.34	N/A	0.91	N/A	0.70	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund invests in a broad range of global asset classes, such as equity securities, fixed and floating rate debt instruments, derivatives, other investment companies, including ETFs, REITs and commodity-related instruments. The Fund’s total returns prior to February 3, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Strategic Risk Allocation Fund”.

FUND SUMMARY	5

Fund Summary as of July 31, 2019 (continued)	BlackRock Total Factor Fund

(c)	The Fund commenced operations on December 27, 2012.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (a)
	Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period (b)	Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,070.30	$2.82	$1,000.00	$1,022.07	$2.76	0.55%
Investor A	1,000.00	1,069.50	4.10	1,000.00	1,020.83	4.01	0.80
Investor C	1,000.00	1,065.60	7.94	1,000.00	1,017.11	7.75	1.55
Class K	1,000.00	1,071.40	2.57	1,000.00	1,022.32	2.51	0.50

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal period divided by 365.

See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

6	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares February 3, 2017 inception date is that of Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. With respect to the Fund’s voluntary waivers, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waivers may be reduced or discontinued at any time. With respect to the Fund’s contractual waivers, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example on the previous pages (which is based on a hypothetical investment of $1,000 invested on February 1, 2019 and held through July 31, 2019) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical example that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

ABOUT FUND PERFORMANCE / DISCLOSURE OF EXPENSES / DERIVATIVE FINANCIAL INSTRUMENTS	7

Consolidated Schedule of Investments July 31, 2019	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Government Obligations — 13.3%

Australia — 2.7%
Commonwealth of Australia:
4.00%, 08/20/20	AUD 639	$456,237
1.25%, 02/21/22	1,340	955,376
3.00%, 09/20/25	1,646	1,355,195
0.75%, 11/21/27	912	674,063
2.50%, 09/20/30	1,020	906,404
2.00%, 08/21/35	796	719,365
1.25%, 08/21/40	690	580,560
1.00%, 02/21/50	685	572,286

		6,219,486

Canada — 2.1%
Canadian Government Bond:
6.93%, 12/01/21	CAD 659	545,673
6.56%, 12/01/26	633	622,225
4.00%, 12/01/31	671	742,407
3.95%, 12/01/36	597	658,062
2.44%, 12/01/41	626	641,219
1.76%, 12/01/44	703	679,320
1.37%, 12/01/47	658	621,567
0.52%, 12/01/50	412	328,314

		4,838,787

France — 5.1%
Republic of France:
2.88%, 07/25/20	EUR 1,156	1,322,958
0.10%, 03/01/21	129	145,559
0.11%, 07/25/21	426	485,601
1.25%, 07/25/22	941	1,124,068
2.40%, 07/25/23	822	1,041,916
0.27%, 07/25/24	760	916,337
0.10%, 03/01/25	445	532,168
2.07%, 07/25/27	958	1,345,927
0.10%, 03/01/28	418	514,423
0.10%, 03/01/29	71	88,370
4.42%, 07/25/29	505	832,843
0.74%, 07/25/30(a)	570	768,277
4.08%, 07/25/32	571	1,009,991
0.10%, 07/25/36(a)	195	254,631
2.16%, 07/25/40(a)	589	1,047,894
0.11%, 07/25/47(a)	396	543,727

		11,974,690

Germany — 1.3%
Federal Republic of Germany:
0.11%, 04/15/23	723	845,961
0.10%, 04/15/26	713	877,660
0.52%, 04/15/30	587	794,104
0.10%, 04/15/46	366	563,668

		3,081,393

United Kingdom — 2.1%
U.K. Treasury Inflation Linked Bonds:
1.88%, 11/22/22	GBP 108	154,540
0.13%, 03/22/24	137	191,805
2.50%, 07/17/24	80	124,855
0.13%, 03/22/26	40	59,974
1.25%, 11/22/27	174	294,038
0.13%, 08/10/28	31	48,338
0.13%, 03/22/29	115	183,151
4.13%, 07/22/30	43	96,710
1.25%, 11/22/32	33	65,246
0.75%, 03/22/34	148	282,640
2.00%, 01/26/35	95	209,082
0.13%, 11/22/36	33	62,172

Security	Par (000)	Value

United Kingdom (continued)
1.13%, 11/22/37	GBP 102	$222,545
0.63%, 03/22/40	113	238,752
0.13%, 08/10/41	14	28,965
0.63%, 11/22/42	128	286,803
0.13%, 03/22/44	91	188,199
0.13%, 03/22/46	80	171,528
0.75%, 11/22/47	63	158,683
0.13%, 08/10/48	73	161,708
0.50%, 03/22/50	98	242,067
0.25%, 03/22/52	78	190,741
1.25%, 11/22/55	58	189,383
0.13%, 11/22/56	55	139,089
0.13%, 03/22/58	65	169,141
0.38%, 03/22/62	86	254,662
0.13%, 11/22/65	43	128,653
0.13%, 03/22/68	78	245,146

		4,788,616

Total Foreign Government Obligations — 13.3% (Cost: $30,525,007)		30,902,972

U.S. Treasury Obligations — 2.0%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27	USD 225	253,790
2.00%, 01/15/26	50	55,457
3.63%, 04/15/28	63	81,231
2.50%, 01/15/29	69	83,232
3.88%, 04/15/29	79	106,288
3.38%, 04/15/32	22	29,849
2.13%, 02/15/40 - 02/15/41	162	210,449
0.75%, 02/15/42 - 02/15/45	157	158,146
0.63%, 02/15/43	50	49,198
1.38%, 02/15/44	110	126,187
1.00%, 02/15/46 - 02/15/49	188	199,652
0.88%, 02/15/47	68	70,116
U.S. Treasury Inflation Linked Notes:
1.25%, 07/15/20	83	83,674
1.13%, 01/15/21	135	135,109
0.13%, 04/15/21 - 07/15/26	1,212	1,204,172
0.63%, 07/15/21 - 01/15/26	716	724,015
0.38%, 07/15/23 - 01/15/27	395	397,894
0.50%, 04/15/24 - 01/15/28	302	307,331
0.25%, 01/15/25	114	113,417
0.75%, 07/15/28	228	237,389
0.88%, 01/15/29	83	87,665

Total U.S. Treasury Obligations — 2.0% (Cost: $4,609,602)		4,714,261

Total Long-Term Investments — 15.3% (Cost: $35,134,609)		35,617,233

	Shares

Short-Term Securities — 71.2%

Money Market Funds — 5.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20%(b)*	13,562,162	13,562,162

Total Money Market Funds — 5.8% (Cost: $13,562,162)		13,562,162

8	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 65.4%
U.S. Treasury Bills(c):
1.94%, 07/16/20	USD 24,000	$23,546,750
2.04%, 06/18/20	34,000	33,407,946
2.31%, 05/21/20	35,000	34,440,577
2.32%, 03/26/20	25,500	25,174,466
2.39%, 02/27/20	USD 36,000	$35,581,190

Total U.S. Treasury Obligations — 65.4% (Cost: $151,928,449)		152,150,929

Total Short-Term Securities — 71.2% (Cost: $165,490,611)		165,713,091

Total Investments — 86.5% (Cost: $200,625,220)		201,330,324

Other Assets Less Liabilities — 13.5%		31,435,102

Net Assets — 100.0%		$232,765,426

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Annualized 7-day yield as of period end.
(c)	Rates are discount rates or a range of discount rates as of period end.

*

During the year ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,557,030	6,005,132	13,562,162	$13,562,162	$208,655	$—	$—

(a)	Includes net capital gain distributions, if applicable.

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	182	08/16/19	$18,090	$(616,771)
Natural Gas(a)	53	08/28/19	1,183	2,688
Hang Seng China Enterprises Index	97	08/29/19	6,615	(151,538)
Brent Crude Oil(a)	163	08/30/19	10,603	470,523
Euro-Bund	321	09/06/19	62,211	1,270,452
Low Sulphur Gasoil(a)	125	09/12/19	7,547	184,054
SPI 200 Index	87	09/19/19	10,043	265,675
U.S. Treasury 10 Year Note	369	09/19/19	47,019	(3,505)
FTSE 100 Index	75	09/20/19	6,873	58,604
FTSE/MIB Index	36	09/20/19	4,261	(101,374)
Long Gilt	657	09/26/19	106,128	2,825,730
Silver(a)	45	09/26/19	3,691	185,051
100 oz Gold(a)	21	12/27/19	3,019	19,462

				4,409,051

Short Contracts
Amsterdam Exchanges Index	28	08/16/19	3,526	1,217
CAC 40 10 Euro lndex	26	08/16/19	1,588	18,798
OMXS30 Index	14	08/16/19	232	1,447
WTI Crude Oil(a)	301	08/20/19	17,633	258,495
Hang Seng Index	13	08/29/19	2,305	51,658
SGX NIFTY 50 Index	120	08/29/19	2,669	48,645
RBOB Gasoline(a)	88	08/30/19	6,885	(225,902)
TOPIX Index	4	09/12/19	576	810
Australia 10 Year Bond	335	09/16/19	33,269	(583,890)
Canada 10 Year Bond	361	09/19/19	38,926	28,055
S&P/TSX 60 Index	77	09/19/19	11,418	(53,290)
DAX Index	15	09/20/19	5,058	(2,397)
S&P 500 E-Mini Index	129	09/20/19	19,236	(147,678)

				(604,032)

				$3,805,019

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,161,000(a)	USD	556,457	Deutsche Bank AG	09/18/19	$7,730
BRL	6,051,000(a)	USD	1,562,395	HSBC Bank plc	09/18/19	17,380
CAD	17,294,276(a)	USD	12,951,005	Morgan Stanley & Co. International plc	09/18/19	164,869
INR	21,661,000(a)	USD	307,868	BNP Paribas SA	09/18/19	3,751
INR	52,532,000(a)	USD	748,074	HSBC Bank plc	09/18/19	7,662
INR	2,428,220,000(a)	USD	34,671,521	Morgan Stanley & Co. International plc	09/18/19	261,364
MXN	333,192,000(a)	USD	16,794,121	Morgan Stanley & Co. International plc	09/18/19	453,963
RUB	152,387,000(a)	USD	2,371,782	Bank of America NA	09/18/19	5,974
RUB	24,295,000(a)	USD	371,284	Deutsche Bank AG	09/18/19	7,801
RUB	770,288,000(a)	USD	11,663,255	HSBC Bank plc	09/18/19	355,862
USD	37,254,436(a)	AUD	53,190,062	Morgan Stanley & Co. International plc	09/18/19	819,661
USD	6,014,610(a)	CAD	7,881,000	Morgan Stanley & Co. International plc	09/18/19	37,708
USD	2,743,481(a)	CHF	2,677,000	Morgan Stanley & Co. International plc	09/18/19	39,476
USD	27,723,602(a)	EUR	24,402,002	Morgan Stanley & Co. International plc	09/18/19	604,852
USD	6,292,850(a)	GBP	4,924,006	Morgan Stanley & Co. International plc	09/18/19	290,472
USD	733,974(a)	HKD	5,732,000	Morgan Stanley & Co. International plc	09/18/19	1,467
USD	20,005,949(a)	JPY	2,146,584,633	Morgan Stanley & Co. International plc	09/18/19	202,746
USD	17,396,777(a)	KRW	20,459,827,000	Bank of America NA	09/18/19	151,454

10	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,162,030(a)	KRW	22,489,689,000	BNP Paribas SA	09/18/19	$205,764
USD	8,157,635(a)	MXN	156,812,000	Morgan Stanley & Co. International plc	09/18/19	40,073
USD	4,005,060(a)	NZD	6,040,000	Morgan Stanley & Co. International plc	09/18/19	35,208
USD	518,840(a)	RUB	32,967,000	Bank of America NA	09/18/19	4,443
USD	237,465(a)	SEK	2,193,000	Morgan Stanley & Co. International plc	09/18/19	9,656
USD	230,483(a)	SGD	314,000	Morgan Stanley & Co. International plc	09/18/19	1,815
USD	355,044(a)	TWD	10,961,000	Bank of America NA	09/18/19	2,336

						3,733,487

AUD	8,212,000(a)	USD	5,706,961	Morgan Stanley & Co. International plc	09/18/19	(81,805)
BRL	3,275,000(a)	USD	863,524	Deutsche Bank AG	09/18/19	(8,498)
BRL	6,960,000(a)	USD	1,839,349	HSBC Bank plc	09/18/19	(22,256)
CAD	1,505,000(a)	USD	1,144,101	Morgan Stanley & Co. International plc	09/18/19	(2,718)
CHF	2,673,000(a)	USD	2,711,944	Morgan Stanley & Co. International plc	09/18/19	(11,977)
EUR	6,619,000(a)	USD	7,504,726	Morgan Stanley & Co. International plc	09/18/19	(148,814)
GBP	1,000,000(a)	USD	1,219,533	JPMorgan Chase Bank NA	09/18/19	(530)
GBP	9,156,000(a)	USD	11,565,849	Morgan Stanley & Co. International plc	09/18/19	(404,656)
INR	89,402,000(a)	USD	1,287,898	HSBC Bank plc	09/18/19	(1,742)
JPY	565,817,000(a)	USD	5,259,876	Morgan Stanley & Co. International plc	09/18/19	(39,962)
KRW	3,083,651,000(a)	USD	2,617,462	Bank of America NA	09/18/19	(18,292)
KRW	1,344,415,000(a)	USD	1,165,156	Deutsche Bank AG	09/18/19	(31,966)
KRW	371,282,000(a)	USD	319,993	HSBC Bank plc	09/18/19	(7,045)
KRW	1,074,996,000(a)	USD	911,808	Morgan Stanley & Co. International plc	09/18/19	(5,708)
MXN	25,181,000(a)	USD	1,307,995	Morgan Stanley & Co. International plc	09/18/19	(4,470)
NOK	840,000(a)	USD	96,904	Morgan Stanley & Co. International plc	09/18/19	(1,933)
NZD	22,926,000(a)	USD	15,259,336	Morgan Stanley & Co. International plc	09/18/19	(190,987)
RUB	43,791,000(a)	USD	689,731	Bank of America NA	09/18/19	(6,442)
RUB	60,503,539(a)	USD	952,584	Deutsche Bank AG	09/18/19	(8,522)
RUB	61,260,462(a)	USD	964,065	HSBC Bank plc	09/18/19	(8,193)
SEK	147,532(a)	USD	15,762	Morgan Stanley & Co. International plc	09/18/19	(437)
TWD	105,268,871(a)	USD	3,395,956	Bank of America NA	09/18/19	(8,561)
TWD	38,949,129(a)	USD	1,256,641	HSBC Bank plc	09/18/19	(3,317)
USD	13,665,695(a)	BRL	52,986,000	HSBC Bank plc	09/18/19	(167,711)
USD	3,715,995(a)	CAD	4,929,000	Morgan Stanley & Co. International plc	09/18/19	(22,128)
USD	53,780(a)	HKD	421,000	Morgan Stanley & Co. International plc	09/18/19	(21)
USD	495,425(a)	INR	34,785,000	BNP Paribas SA	09/18/19	(5,000)
USD	1,084,805(a)	MXN	21,091,000	Morgan Stanley & Co. International plc	09/18/19	(6,996)
USD	323,891(a)	RUB	20,815,000	HSBC Bank plc	09/18/19	(894)
USD	1,456,893(a)	TWD	45,562,000	Bank of America NA	09/18/19	(9,225)
USD	15,062,804(a)	TWD	470,080,000	BNP Paribas SA	09/18/19	(63,667)
USD	18,881,554(a)	TWD	590,495,000	HSBC Bank plc	09/18/19	(119,691)

						(1,414,164)

	Net Unrealized Appreciation					$ 2,319,323

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)		Notional Amount (000) (b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V2	5.00%	Quarterly	06/20/24	BB+	USD	5,079	$405,404	$271,179	$134,225
ITRAXX.EUR. CROSSOVER.31.V1	5.00%	Quarterly	06/20/24	CCC+	EUR	7,460	973,019	844,866	128,153

							$1,378,423	$1,116,045	$262,378

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BOVESPA Index Futures August 2019	BRL	5,561,945	Merrill Lynch International & Co.	08/14/19	BRL 5,562	$(14,602)	$—	$(14,602)
BOVESPA Index Futures August 2019	BRL	27,703,970	Merrill Lynch International & Co.	08/14/19	BRL 27,704	248,604	—	248,604
BOVESPA Index Futures August 2019	BRL	5,291,288	Merrill Lynch International & Co.	08/14/19	BRL 5,291	29,600	—	29,600
BOVESPA Index Futures August 2019	BRL	5,014,606	Merrill Lynch International & Co.	08/14/19	BRL 5,015	21,944	—	21,944
BOVESPA Index Futures August 2019	BRL	1,017,458	Merrill Lynch International & Co.	08/14/19	BRL 1,017	579	—	579
BOVESPA Index Futures August 2019	BRL	5,049,804	Merrill Lynch International & Co.	08/14/19	BRL 5,050	(40,716)	—	(40,716)
TAIEX Futures August 2019	TWD	428,008,388	Merrill Lynch International & Co.	08/21/19	TWD 428,008	46,039	—	46,039
TAIEX Futures August 2019	TWD	145,966,020	Merrill Lynch International & Co.	08/21/19	TWD 145,966	1,401	—	1,401
KOSPI 200 Index Futures September 2019	KRW	(1,623,028,800)	Merrill Lynch International & Co.	09/11/19	KRW 1,623,029	18,535	—	18,535
KOSPI 200 Index Futures September 2019	KRW	(811,514,400)	Merrill Lynch International & Co.	09/11/19	KRW 811,514	9,267	—	9,267
KOSPI 200 Index Futures September 2019	KRW	(2,231,664,600)	Merrill Lynch International & Co.	09/11/19	KRW 2,231,665	25,486	—	25,486
KOSPI 200 Index Futures September 2019	KRW	(1,893,533,600)	Merrill Lynch International & Co.	09/11/19	KRW 1,893,534	21,624	—	21,624
KOSPI 200 Index Futures September 2019	KRW	(473,383,400)	Merrill Lynch International & Co.	09/11/19	KRW 473,383	5,406	—	5,406
Swiss Market Index Futures September 2019	CHF	1,179,227	JPMorgan Chase Bank NA	09/20/19	CHF 1,179	10,028	—	10,028
Swiss Market Index Futures September 2019	CHF	22,035,305	JPMorgan Chase Bank NA	09/20/19	CHF 22,035	263,632	—	263,632

						$646,827	$—	$646,827

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America NA	02/15/23	$13,756,166	$(118,404	)(b)	$13,557,536	97.8%
	Citibank NA	02/24/23-02/27/23	13,317,356	649,964	(c)	13,871,305	98.4%
	Credit Suisse International	02/13/20-02/08/23	13,688,388	(198,771	)(d)	13,384,400	100.7%
	Deutsche Bank AG	02/17/23	1,336,916	(113,247	)(e)	1,227,478	4.1%
	JPMorgan Chase Bank NA	02/08/23	(336,885)	(37,378	)(f)	(384,579)	4.9%

				$182,164		$41,656,139

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-460 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore SGD 1 Month

Association of Banks in Singapore Swap Offer Rate Fixing 1 Month

ASX Australian Bank Bill Short Term Rates 1 Month

Canada Bankers Acceptances 1 Month

Copenhagen Interbank Offered Rate:

DKK 1 Day

DKK 1 Week

DKK 1 Month

12	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

EMMI EURO Overnight Index Average Rate

Euro Interbank Offer Rate:

EUR 1 Week

EUR 1 Month

Hong Kong Dollar HIBOR Fixings:

HKD 1 Month

HKD 1 Week

Intercontinental Exchange LIBOR:

CHF 1 Day

CHF 1 Week

CHF 1 Month

EUR 1 Week

EUR 1 Month

GBP 1 Week

GBP 1 Month

JPY 1 Week

JPY 1 Month

USD 1 Week

USD 1 Month

Norwegian Interbank Offered Rate:

NOK 1 Week

NOK 1 Month

SGD 1 Month Deposit

SONIA Overnight Deposit Rates Swap

Stockholm Interbank Offered Rate:

SEK 1 Day

SEK 1 Week

SEK 1 Month

USD Overnight Bank Funding Rate

(b)	Amount includes $80,226 of net dividends and financing fees.
(c)	Amount includes $96,015 of net dividends and financing fees.
(d)	Amount includes $105,217 of net dividends and financing fees.
(e)	Amount includes $(3,809) of net dividends and financing fees.
(f)	Amount includes $10,316 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America NA, as of July 31, 2019, expiration date 02/15/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
AGL Energy Ltd.	30,610	$438,680	3.2%
Aurizon Holdings Ltd.	109,216	428,751	3.2
Australia & New Zealand Banking Group Ltd.	1,230	23,376	0.2
BHP Group Ltd.	19,565	538,637	4.0
Cochlear Ltd.	180	27,045	0.2
GPT Group (The)	5,930	25,171	0.2
Mirvac Group	68,420	150,339	1.1
Newcrest Mining Ltd.	7,410	178,842	1.3
Qantas Airways Ltd.	17,100	66,570	0.5
QBE Insurance Group Ltd.	30,501	259,942	1.9
Rio Tinto Ltd.	8,819	590,232	4.4
Rio Tinto plc	10,805	610,174	4.5
South32 Ltd.	85,417	181,747	1.3
Wesfarmers Ltd.	34,898	934,570	6.9
Woodside Petroleum Ltd.	6,060	142,901	1.1
Woolworths Group Ltd.	6,110	148,964	1.1

		4,745,941

	Shares	Value	% of Basket Value

Austria
Erste Group Bank AG	6,070	$217,869	1.6%

Belgium
Ageas	6,878	369,256	2.7
Groupe Bruxelles Lambert SA	2,010	189,492	1.4
KBC Group NV	1,680	108,020	0.8
Solvay SA	371	37,988	0.3
UCB SA	690	53,804	0.4

		758,560

Canada
Bank of Montreal	129	9,657	0.1
BCE, Inc.	5,220	235,885	1.7
Canadian Imperial Bank of Commerce	4,638	364,876	2.7
Canadian Natural Resources Ltd.	2,196	55,624	0.4
Canadian Pacific Railway Ltd.	160	38,201	0.3
Canadian Tire Corp. Ltd., Class A	860	93,904	0.7
CGI, Inc.	4,170	320,949	2.4
Constellation Software, Inc.	520	494,741	3.7
Great-West Lifeco, Inc.	1,580	34,693	0.3
Hydro One Ltd.	24,590	434,303	3.2
Imperial Oil Ltd.	6,349	173,854	1.3
Magna International, Inc.	6,160	310,587	2.3

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Canada (continued)
Manulife Financial Corp.	2,720	$49,256	0.4%
National Bank of Canada	9,058	438,419	3.2
Nutrien Ltd.	1,250	68,513	0.5
Power Corp. of Canada	2,180	46,216	0.3
Power Financial Corp.	4,410	96,534	0.7
Royal Bank of Canada	530	41,852	0.3
Shaw Communications, Inc., Class B	3,810	74,682	0.6
Sun Life Financial, Inc.	8,259	343,176	2.5
Suncor Energy, Inc.	15,541	445,929	3.3
TELUS Corp.	12,222	439,318	3.2
Thomson Reuters Corp.	7,049	473,481	3.5

		5,084,650

Denmark
Carlsberg A/S, Class B	6,270	856,418	6.3
Coloplast A/S, Class B	4,959	579,190	4.3
GN Store Nord A/S	1,520	72,102	0.5
H Lundbeck A/S	2,799	107,900	0.8
Novo Nordisk A/S, Class B	868	41,681	0.3
Novozymes A/S, Class B	2,067	95,589	0.7

		1,752,880

Finland
Neste OYJ	6,732	222,804	1.6
Stora Enso OYJ, Class R	4,720	54,357	0.4
UPM-Kymmene OYJ	16,474	444,057	3.3

		721,218

France
Alstom SA	6,270	270,041	2.0
Arkema SA	1,132	101,886	0.8
AXA SA	8,656	218,029	1.6
Bouygues SA	750	26,849	0.2
Bureau Veritas SA	10,876	271,000	2.0
Capgemini SE	610	77,448	0.6
Carrefour SA	12,703	244,753	1.8
Cie Generale des Etablissements Michelin SCA	2,486	274,821	2.0
Covivio	2,300	235,132	1.7
Credit Agricole SA	955	11,368	0.1
Danone SA	2,873	249,344	1.8
Dassault Systemes SE	1,056	160,635	1.2
Eiffage SA	1,370	135,373	1.0
Engie SA	8,213	126,394	0.9
Faurecia SE	3,852	182,287	1.3
Gecina SA	1,438	220,633	1.6
Hermes International	130	91,315	0.7
Kering SA	511	263,937	1.9
Klepierre SA	5,895	181,841	1.3
Legrand SA	7,949	559,939	4.1
L’Oreal SA	149	39,867	0.3
Orange SA	14,749	218,617	1.6
Peugeot SA	5,300	125,096	0.9
Schneider Electric SE	1,796	154,952	1.1
Suez	2,680	39,399	0.3
TOTAL SA	14,673	760,504	5.6
Ubisoft Entertainment SA	900	74,029	0.5
Veolia Environnement SA	21,399	540,022	4.0
Vinci SA	2,177	223,934	1.7
Vivendi SA	6,990	194,148	1.4

		6,273,593

Germany
adidas AG	135	43,030	0.3
Allianz SE (Registered)	3,534	819,920	6.1

	Shares	Value	% of Basket Value

Germany (continued)
Brenntag AG	1,920	$93,776	0.7%
Carl Zeiss Meditec AG	220	24,105	0.2
Covestro AG	15,994	721,347	5.3
Deutsche Post AG (Registered)	15,753	512,390	3.8
Deutsche Telekom AG (Registered)	26,819	439,324	3.2
E.ON SE	5,990	59,653	0.4
Evonik Industries AG	16,673	474,458	3.5
Hannover Rueck SE	85	13,255	0.1
HeidelbergCement AG	6,751	487,540	3.6
Henkel AG & Co. KGaA (Preference)	920	94,866	0.7
Knorr-Bremse AG	970	98,466	0.7
LEG Immobilien AG	1,248	143,921	1.1
Merck KGaA	940	95,874	0.7
MTU Aero Engines AG	729	181,665	1.3
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	690	164,432	1.2
RWE AG	32	865	0.0
Volkswagen AG (Preference)	280	46,785	0.4

		4,515,672

Ireland
AerCap Holdings NV	1,678	91,501	0.7

Italy
Assicurazioni Generali SpA	24,987	466,016	3.4
Enel SpA	36,485	249,580	1.8
Eni SpA	54,247	847,409	6.3
Intesa Sanpaolo SpA	29,590	64,178	0.5
Mediobanca Banca di Credito Finanziario SpA	19,210	192,408	1.4
Moncler SpA	350	14,371	0.1
Snam SpA	14,940	73,352	0.6
Telecom Italia SpA	119,260	67,051	0.5

		1,974,365

Japan
Aeon Co. Ltd.	1,700	29,417	0.2
AGC, Inc.	6,600	202,158	1.5
Ajinomoto Co., Inc.	7,400	132,597	1.0
Asahi Group Holdings Ltd.	5,000	216,575	1.6
Astellas Pharma, Inc.	38,700	548,453	4.1
Bandai Namco Holdings, Inc.	600	32,256	0.2
Bridgestone Corp.	9,400	352,881	2.6
Canon, Inc.	9,900	268,500	2.0
Central Japan Railway Co.	400	80,405	0.6
East Japan Railway Co.	6,000	550,050	4.1
FUJIFILM Holdings Corp.	600	28,439	0.2
Fujitsu Ltd.	2,400	187,292	1.4
Hitachi Ltd.	100	3,545	0.0
Honda Motor Co. Ltd.	4,900	121,915	0.9
Hoya Corp.	4,500	345,069	2.5
Inpex Corp.	3,900	34,204	0.3
Isuzu Motors Ltd.	3,700	40,942	0.3
ITOCHU Corp.	4,600	87,587	0.7
Japan Tobacco, Inc.	7,000	154,236	1.1
JFE Holdings, Inc.	9,900	130,888	1.0
Kikkoman Corp.	1,800	81,833	0.6
Kirin Holdings Co. Ltd.	8,100	175,675	1.3
Marubeni Corp.	36,900	239,207	1.8
Mazda Motor Corp.	7,600	73,528	0.5
MEIJI Holdings Co. Ltd.	800	55,556	0.4
Mitsubishi Chemical Holdings Corp.	35,300	250,613	1.9
Mitsubishi Corp.	2,700	72,501	0.5
Mitsubishi Electric Corp.	9,900	129,301	1.0
Mitsubishi Heavy Industries Ltd.	16,500	680,644	5.0

14	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	22,600	$111,621	0.8%
Mitsui & Co. Ltd.	4,500	73,156	0.5
Mizuho Financial Group, Inc.	135,000	191,608	1.4
MS&AD Insurance Group Holdings, Inc.	6,900	226,172	1.7
Nippon Steel Corp.	11,800	184,872	1.4
Nissan Chemical Corp.	8,100	354,224	2.6
Nissan Motor Co. Ltd.	65,800	427,695	3.2
Nitto Denko Corp.	2,300	113,275	0.8
NTT DOCOMO, Inc.	1,000	23,977	0.2
Olympus Corp.	2,000	21,806	0.2
ORIX Corp.	15,300	218,361	1.6
Panasonic Corp.	1,600	13,491	0.1
Secom Co. Ltd.	2,900	227,276	1.7
Sekisui House Ltd.	12,200	205,123	1.5
Shionogi & Co. Ltd.	7,200	398,628	2.9
Sompo Holdings, Inc.	11,600	480,391	3.5
Sony Corp.	500	28,437	0.2
Sumitomo Chemical Co. Ltd.	48,600	221,627	1.6
Sumitomo Corp.	17,100	253,741	1.9
Sumitomo Electric Industries Ltd.	23,000	284,578	2.1
Sumitomo Mitsui Financial Group, Inc.	13,800	482,583	3.6
T&D Holdings, Inc.	9,000	101,069	0.8
Tokyo Electron Ltd.	900	152,435	1.1
Toyota Motor Corp.	2,300	148,610	1.1
Trend Micro, Inc.	2,000	87,204	0.6
West Japan Railway Co.	2,800	229,200	1.7
Yakult Honsha Co. Ltd.	700	39,466	0.3
Yamaha Corp.	1,800	84,856	0.6

		10,691,749

Luxembourg
Tenaris SA	48,589	608,771	4.5

Netherlands
Akzo Nobel NV	9,455	892,121	6.6
Heineken Holding NV	3,150	318,301	2.4
Heineken NV	3,998	428,939	3.2
ING Groep NV	16,384	181,793	1.3
Koninklijke DSM NV	2,186	270,819	2.0
Koninklijke KPN NV	103,680	295,638	2.2
Koninklijke Philips NV	6,467	303,371	2.2
NN Group NV	6,620	248,720	1.8
Randstad NV	1,316	66,055	0.5
Royal Dutch Shell plc, Class A	28,431	895,863	6.6
Wolters Kluwer NV	6,675	483,839	3.6

		4,385,459

Norway
Aker BP ASA	7,200	203,752	1.5
DNB ASA	10,245	183,289	1.3
Equinor ASA	6,075	108,927	0.8
Orkla ASA	9,230	78,507	0.6
Telenor ASA	13,726	278,129	2.0

		852,604

Portugal
EDP – Energias de Portugal SA	77,330	283,076	2.1
Galp Energia SGPS SA	8,650	134,664	1.0

		417,740

Russia
Evraz plc	6,650	52,088	0.4

	Shares	Value	% of Basket Value

Singapore
Mapletree Industrial Trust	17,100	$27,963	0.2%

South Africa
Mondi plc	3,322	72,372	0.5

Spain
Bankia SA	14,070	27,895	0.2
Cia de Distribucion Integral Logista Holdings SA	54	1,125	0.0
Iberdrola SA	43,902	416,515	3.1
Merlin Properties Socimi SA	3,831	52,307	0.4
Red Electrica Corp. SA	426	8,032	0.1
Repsol SA	33,858	537,015	4.0
Telefonica SA	62,427	475,919	3.5

		1,518,808

Sweden
Assa Abloy AB, Class B	4,240	97,253	0.7
Atlas Copco AB, Class B	2,160	58,926	0.4
Boliden AB	1,110	25,172	0.2
Hennes & Mauritz AB, Class B	2,747	47,894	0.4
Investor AB, Class B	10,828	514,834	3.8
Lundin Petroleum AB	8,380	263,581	1.9
Sandvik AB	23,500	360,622	2.7
SKF AB, Class B	12,906	211,695	1.6
Swedish Match AB	14,563	555,637	4.1
Volvo AB, Class B	14,248	211,656	1.6

		2,347,270

Switzerland
Adecco Group AG (Registered)	2,480	135,307	1.0
Baloise Holding AG (Registered)	140	25,286	0.2
Coca-Cola HBC AG	7,316	251,738	1.9
Logitech International SA (Registered)	4,836	198,879	1.5
Nestle SA (Registered)	11,555	1,225,838	9.0
Novartis AG (Registered)	3,522	322,963	2.4
Roche Holding AG	5,511	1,475,103	10.9
Schindler Holding AG	843	194,338	1.4
SGS SA (Registered)	217	535,874	3.9
Sonova Holding AG (Registered)	1,174	269,969	2.0
STMicroelectronics NV	2,130	39,036	0.3
Straumann Holding AG (Registered)	289	235,767	1.7
Swiss Life Holding AG (Registered)	848	409,787	3.0
Swiss Re AG	1,058	102,453	0.8
Swisscom AG (Registered)	940	455,564	3.4

		5,877,902

United Kingdom
3i Group plc	9,653	130,074	1.0
Ashtead Group plc	1,910	52,520	0.4
Associated British Foods plc	18,857	554,237	4.1
BP plc	28,400	187,916	1.4
British Land Co. plc (The)	29,447	181,786	1.3
Burberry Group plc	4,759	131,224	1.0
Centrica plc	21,440	19,737	0.2
Compass Group plc	17,344	438,812	3.2
Diageo plc	8,462	352,867	2.6
Experian plc	8,442	256,039	1.9
GlaxoSmithKline plc	7,085	146,524	1.1
Halma plc	5,150	124,370	0.9
InterContinental Hotels Group plc	2,287	158,889	1.2
Land Securities Group plc	58,651	567,609	4.2
Lloyds Banking Group plc	579,392	374,799	2.8
Next plc	2,032	149,575	1.1
Pearson plc	4,313	45,672	0.3
Persimmon plc	13,631	332,577	2.5

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United Kingdom (continued)
RELX plc	2,980	$70,681	0.5%
Sage Group plc (The)	16,761	146,163	1.1
Segro plc	2,223	20,626	0.2
Smith & Nephew plc	10,708	242,417	1.8
Taylor Wimpey plc	95,696	187,501	1.4
Unilever plc	3,322	199,859	1.5
United Utilities Group plc	5,010	47,883	0.4
Vodafone Group plc	157,120	285,956	2.1
Wm Morrison Supermarkets plc	80,270	189,545	1.4

		5,595,858

United States
AbbVie, Inc.	7,700	512,974	3.8
Accenture plc, Class A	2,096	403,648	3.0
Adobe Systems, Inc.	1,445	431,853	3.2
Advance Auto Parts, Inc.	670	100,929	0.7
AES Corp.	12,999	218,253	1.6
Aflac, Inc.	7,850	413,224	3.0
Agilent Technologies, Inc.	5,623	390,292	2.9
AGNC Investment Corp.	14,908	255,523	1.9
Akamai Technologies, Inc.	3,112	274,261	2.0
Alexion Pharmaceuticals, Inc.	1,610	182,397	1.3
Align Technology, Inc.	140	29,271	0.2
Alliance Data Systems Corp.	1,141	179,046	1.3
Allstate Corp. (The)	1,310	140,694	1.0
Ally Financial, Inc.	14,333	471,699	3.5
Alphabet, Inc., Class A	170	207,094	1.5
Amdocs Ltd.	2,090	133,739	1.0
Ameren Corp.	5,952	450,507	3.3
American Electric Power Co., Inc.	4,818	423,069	3.1
American Express Co.	1,762	219,140	1.6
American Financial Group, Inc.	3,693	378,089	2.8
Ameriprise Financial, Inc.	2,072	301,497	2.2
AmerisourceBergen Corp.	1,270	110,680	0.8
AMETEK, Inc.	3,558	318,832	2.4
Amgen, Inc.	1,318	245,912	1.8
Annaly Capital Management, Inc.	10,805	103,188	0.8
ANSYS, Inc.	1,318	267,712	2.0
Anthem, Inc.	160	47,138	0.3
AO Smith Corp.	2,718	123,533	0.9
Apartment Investment & Management Co., Class A	5,179	256,568	1.9
Apple, Inc.	230	48,999	0.4
Applied Materials, Inc.	1,144	56,479	0.4
Aspen Technology, Inc.	2,792	368,181	2.7
Athene Holding Ltd., Class A	1,396	57,041	0.4
Autodesk, Inc.	1,240	193,651	1.4
Automatic Data Processing, Inc.	4,562	759,664	5.6
AutoZone, Inc.	160	179,686	1.3
AvalonBay Communities, Inc.	1,650	344,503	2.5
Avery Dennison Corp.	1,119	128,540	0.9
AXA Equitable Holdings, Inc.	6,310	141,849	1.0
Axalta Coating Systems Ltd.	2,220	65,779	0.5
Best Buy Co., Inc.	8,945	684,561	5.1
Biogen, Inc.	5,596	1,330,841	9.8
Black Knight, Inc.	2,950	186,794	1.4
Boeing Co. (The)	120	40,942	0.3
Booz Allen Hamilton Holding Corp.	7,987	549,106	4.1
BorgWarner, Inc.	6,029	227,896	1.7
Boston Properties, Inc.	1,101	146,378	1.1
Bright Horizons Family Solutions, Inc.	570	86,680	0.6
Bristol-Myers Squibb Co.	12,138	539,049	4.0
Broadridge Financial Solutions, Inc.	1,827	232,248	1.7
Burlington Stores, Inc.	84	15,183	0.1

	Shares	Value	% of Basket Value

United States (continued)
Cabot Oil & Gas Corp.	2,790	$53,456	0.4%
Cadence Design Systems, Inc.	5,874	434,147	3.2
Capital One Financial Corp.	1,239	114,508	0.8
Cardinal Health, Inc.	4,110	187,950	1.4
Carlisle Cos., Inc.	2,490	359,083	2.6
CBRE Group, Inc., Class A	4,844	256,780	1.9
CBS Corp. (Non-Voting), Class B	5,264	271,149	2.0
CDW Corp.	4,200	496,272	3.7
Celanese Corp.	2,158	242,063	1.8
Celgene Corp.	2,170	199,336	1.5
Cerner Corp.	800	57,320	0.4
CF Industries Holdings, Inc.	1,950	96,642	0.7
CH Robinson Worldwide, Inc.	5,517	461,938	3.4
Chevron Corp.	3,523	433,717	3.2
Cintas Corp.	525	136,731	1.0
Cisco Systems, Inc.	4,291	237,721	1.8
Citigroup, Inc.	1,400	99,624	0.7
Citizens Financial Group, Inc.	14,230	530,210	3.9
Citrix Systems, Inc.	5,555	523,503	3.9
Colgate-Palmolive Co.	1,832	131,428	1.0
Columbia Sportswear Co.	1,827	193,625	1.4
Comerica, Inc.	4,937	361,388	2.7
Commerce Bancshares, Inc.	71	4,319	0.0
ConocoPhillips	14,949	883,187	6.5
Corning, Inc.	7,420	228,165	1.7
CSX Corp.	1,920	135,168	1.0
Cummins, Inc.	2,215	363,260	2.7
Darden Restaurants, Inc.	2,313	281,168	2.1
DaVita, Inc.	360	21,546	0.2
Delta Air Lines, Inc.	660	40,286	0.3
Devon Energy Corp.	11,682	315,414	2.3
Discover Financial Services	2,434	218,427	1.6
Discovery, Inc., Class C	4,900	138,376	1.0
Dollar General Corp.	250	33,505	0.2
Domino’s Pizza, Inc.	210	51,351	0.4
Douglas Emmett, Inc.	860	35,105	0.3
Dover Corp.	3,956	383,139	2.8
DTE Energy Co.	3,751	476,790	3.5
Duke Realty Corp.	3,561	118,688	0.9
Dunkin’ Brands Group, Inc.	320	25,651	0.2
Eastman Chemical Co.	4,106	309,387	2.3
Eaton Corp. plc	2,069	170,051	1.3
eBay, Inc.	3,862	159,076	1.2
Ecolab, Inc.	810	163,401	1.2
Edwards Lifesciences Corp.	96	20,434	0.2
Eli Lilly & Co.	2,618	285,231	2.1
Emerson Electric Co.	520	33,738	0.2
Encompass Health Corp.	7,730	493,483	3.6
Equity Lifestyle Properties, Inc.	843	104,743	0.8
Equity Residential	670	52,856	0.4
Estee Lauder Cos., Inc. (The), Class A	1,074	197,820	1.5
Exelon Corp.	4,499	202,725	1.5
Expedia Group, Inc.	390	51,769	0.4
Expeditors International of Washington, Inc.	3,921	299,368	2.2
Fair Isaac Corp.	90	31,268	0.2
Fastenal Co.	7,836	241,349	1.8
Federal Realty Investment Trust	502	66,269	0.5
FedEx Corp.	307	52,353	0.4
Fifth Third Bancorp	117	3,474	0.0
Fortinet, Inc.	2,731	219,327	1.6
Fortune Brands Home & Security, Inc.	2,225	122,241	0.9
Gap, Inc. (The)	9,660	188,370	1.4

16	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Garmin Ltd.	4,013	$315,382	2.3%
General Mills, Inc.	1,170	62,139	0.5
General Motors Co.	4,161	167,855	1.2
Gilead Sciences, Inc.	4,294	281,343	2.1
Graco, Inc.	4,424	212,706	1.6
Hartford Financial Services Group, Inc. (The)	8,284	477,407	3.5
HD Supply Holdings, Inc.	5,966	241,683	1.8
Henry Schein, Inc.	880	58,555	0.4
Hershey Co. (The)	855	129,738	1.0
Hewlett Packard Enterprise Co.	16,315	234,447	1.7
Hill-Rom Holdings, Inc.	2,750	293,260	2.2
Hilton Worldwide Holdings, Inc.	965	93,171	0.7
HollyFrontier Corp.	3,527	175,539	1.3
Hologic, Inc.	720	36,900	0.3
Home Depot, Inc. (The)	1,912	408,575	3.0
Honeywell International, Inc.	777	134,001	1.0
Host Hotels & Resorts, Inc.	5,446	94,706	0.7
HP, Inc.	13,498	283,998	2.1
IDEX Corp.	166	27,925	0.2
IDEXX Laboratories, Inc.	493	139,051	1.0
Illinois Tool Works, Inc.	960	148,061	1.1
Incyte Corp.	620	52,650	0.4
Ingersoll-Rand plc	254	31,410	0.2
Ingredion, Inc.	1,617	124,978	0.9
International Paper Co.	6,144	269,783	2.0
Interpublic Group of Cos., Inc. (The)	13,466	308,641	2.3
Intuit, Inc.	383	106,210	0.8
lonis Pharmaceuticals, Inc.	4,464	293,999	2.2
Jazz Pharmaceuticals plc	1,300	181,194	1.3
Johnson & Johnson	940	122,407	0.9
Johnson Controls International plc	1,270	53,899	0.4
Jones Lang LaSalle, Inc.	2,235	325,617	2.4
JPMorgan Chase & Co.	1,550	179,800	1.3
Juniper Networks, Inc.	5,709	154,257	1.1
Kimco Realty Corp.	3,839	73,747	0.5
Kohl’s Corp.	3,626	195,296	1.4
Kroger Co. (The)	7,107	150,384	1.1
Lam Research Corp.	10	2,086	0.0
Lamar Advertising Co., Class A	977	79,059	0.6
Lear Corp.	1,080	136,922	1.0
Leidos Holdings, Inc.	840	68,964	0.5
Lennox International, Inc.	1,374	352,404	2.6
Liberty Media Corp-Liberty SiriusXM, Class C	12,660	529,948	3.9
Liberty Property Trust	6,362	332,733	2.5
Lincoln National Corp.	8,293	541,865	4.0
Loews Corp.	1,810	96,907	0.7
Lowe’s Cos., Inc.	1,123	113,872	0.8
Lululemon Athletica, Inc.	183	34,969	0.3
LyondellBasell Industries NV, Class A	731	61,177	0.5
Macy’s, Inc.	4,360	99,103	0.7
Marathon Oil Corp.	16,193	227,836	1.7
Masco Corp.	10,471	426,903	3.1
Maxim Integrated Products, Inc.	5,879	347,978	2.6
McKesson Corp.	2,105	292,490	2.2
Merck & Co., Inc.	5,723	474,952	3.5
Mettler-Toledo International, Inc.	403	304,970	2.3
Molson Coors Brewing Co., Class B	410	22,136	0.2
Mondelez International, Inc., Class A	7,510	401,710	3.0
Monster Beverage Corp.	410	26,433	0.2
Morgan Stanley	3,289	146,558	1.1
Motorola Solutions, Inc.	1,893	314,162	2.3
MSCI, Inc.	580	131,799	1.0

	Shares	Value	% of Basket Value

United States (continued)
NetApp, Inc.	5,665	$331,346	2.4%
New Residential Investment Corp.	4,130	64,800	0.5
Newmont Mining Corp.	5,880	214,738	1.6
NIKE, Inc., Class B	1,230	105,817	0.8
Nordstrom, Inc.	5,305	175,649	1.3
Norfolk Southern Corp.	176	33,637	0.2
Norwegian Cruise Line Holdings Ltd.	1,360	67,238	0.5
NRG Energy, Inc.	28,947	988,251	7.3
Occidental Petroleum Corp.	902	46,327	0.3
OGE Energy Corp.	12,333	529,702	3.9
Omnicom Group, Inc.	2,636	211,460	1.6
ON Semiconductor Corp.	2,961	63,691	0.5
Oracle Corp.	4,613	259,712	1.9
O’Reilly Automotive, Inc.	227	86,433	0.6
PACCAR, Inc.	3,250	227,955	1.7
Packaging Corp. of America	488	49,273	0.4
Palo Alto Networks, Inc.	823	186,442	1.4
Parker-Hannifin Corp.	787	137,788	1.0
Paychex, Inc.	5,443	452,041	3.3
Pentair plc	1,170	45,408	0.3
PepsiCo, Inc.	581	74,258	0.5
Pfizer, Inc.	780	30,295	0.2
Philip Morris International, Inc.	3,220	269,224	2.0
Phillips 66	3,229	331,166	2.4
Pinnacle West Capital Corp.	3,041	277,400	2.0
PPG Industries, Inc.	1,640	192,520	1.4
Procter & Gamble Co. (The)	350	41,314	0.3
PulteGroup, Inc.	2,598	81,863	0.6
PVH Corp.	1,410	125,377	0.9
Qorvo, Inc.	5,640	413,356	3.1
Qurate Retail, Inc.	2,810	39,733	0.3
Ralph Lauren Corp.	5,994	624,755	4.6
Raymond James Financial, Inc.	1,240	100,031	0.7
Regeneron Pharmaceuticals, Inc.	1,009	307,503	2.3
Regions Financial Corp.	12,784	203,649	1.5
Reinsurance Group of America, Inc.	530	82,638	0.6
Robert Half International, Inc.	7,186	434,106	3.2
Rockwell Automation, Inc.	2,632	423,173	3.1
Roper Technologies, Inc.	110	40,001	0.3
Ross Stores, Inc.	270	28,628	0.2
S&P Global, Inc.	1,221	299,084	2.2
salesforce.com, Inc.	530	81,885	0.6
Sealed Air Corp.	6,031	252,035	1.9
SEI Investments Co.	2,800	166,852	1.2
ServiceNow, Inc.	193	53,536	0.4
Simon Property Group, Inc.	632	102,510	0.8
SL Green Realty Corp.	1,151	93,323	0.7
Snap-on, Inc.	379	57,839	0.4
Southwest Airlines Co.	5,451	280,890	2.1
Spirit AeroSystems Holdings, Inc., Class A	4,098	314,890	2.3
Starbucks Corp.	14,107	1,335,792	9.9
Steel Dynamics, Inc.	4,384	138,140	1.0
STERIS plc	558	83,064	0.6
Stryker Corp.	1,162	243,764	1.8
Sun Communities, Inc.	170	22,578	0.2
SunTrust Banks, Inc.	410	27,306	0.2
Synchrony Financial	8,076	289,767	2.1
Synopsys, Inc.	359	47,661	0.4
Sysco Corp.	1,694	116,158	0.9
T Rowe Price Group, Inc.	777	88,104	0.7
TD Ameritrade Holding Corp.	1,094	55,903	0.4
Teledyne Technologies, Inc.	772	224,868	1.7
Teradyne, Inc.	9,734	542,476	4.0
Texas Instruments, Inc.	1,398	174,764	1.3

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
TJX Cos., Inc. (The)	9,675	$527,868	3.9%
Torchmark Corp.	1,617	147,664	1.1
Toro Co. (The)	5,603	408,010	3.0
Tractor Supply Co.	600	65,286	0.5
TripAdvisor, Inc.	1,824	80,530	0.6
UDR, Inc.	603	27,774	0.2
UGI Corp.	1,353	69,125	0.5
Ulta Beauty, Inc.	182	63,564	0.5
Union Pacific Corp.	411	73,959	0.5
United Continental Holdings, Inc.	2,455	225,639	1.7
United Parcel Service, Inc., Class B	1,947	232,608	1.7
UnitedHealth Group, Inc.	786	195,722	1.4
Universal Health Services, Inc., Class B	1,407	212,260	1.6
Unum Group	2,730	87,223	0.6
US Bancorp	2,929	167,392	1.2
Valero Energy Corp.	1,180	100,595	0.7
Varian Medical Systems, Inc.	838	98,356	0.7
VeriSign, Inc.	6,114	1,290,604	9.5
Vertex Pharmaceuticals, Inc.	2,982	496,861	3.7
VF Corp.	1,230	107,490	0.8
Viacom, Inc., Class B	2,522	76,543	0.6
Vistra Energy Corp.	1,160	24,894	0.2
VMware, Inc., Class A	1,802	314,431	2.3
Voya Financial, Inc.	2,722	152,895	1.1
WABCO Holdings, Inc.	180	23,834	0.2
Waters Corp.	1,282	269,938	2.0
West Pharmaceutical Services, Inc.	807	110,777	0.8
WR Berkley Corp.	8,420	584,264	4.3
WW Grainger, Inc.	1,052	306,164	2.3
Xerox Corp.	6,826	219,115	1.6
Xilinx, Inc.	2,472	282,327	2.1
Yum! Brands, Inc.	7,242	814,870	6.0
Zebra Technologies Corp., Class A	958	202,033	1.5
Zions Bancorp	2,678	120,697	0.9
Zoetis, Inc.	2,468	283,549	2.1

		61,241,079

Total Reference Entity — Long		119,825,912

Reference Entity — Short

Australia
Brambles Ltd.	(3,810)	(34,080)	(0.3)
Commonwealth Bank of Australia	(1,100)	(61,734)	(0.5)
CSL Ltd.	(2,537)	(395,879)	(2.9)
Fortescue Metals Group Ltd.	(127,614)	(718,494)	(5.3)
Insurance Australia Group Ltd.	(3,700)	(21,792)	(0.2)
Macquarie Group Ltd.	(1,480)	(129,528)	(1.0)
National Australia Bank Ltd.	(9,220)	(179,567)	(1.3)
Oil Search Ltd.	(76,403)	(369,971)	(2.7)
Origin Energy Ltd.	(53,440)	(289,172)	(2.1)
Suncorp Group Ltd.	(10,660)	(98,251)	(0.7)
Sydney Airport	(7,460)	(42,581)	(0.3)
Transurban Group	(41,606)	(440,961)	(3.3)
Treasury Wine Estates Ltd.	(20,261)	(243,617)	(1.8)
Westpac Banking Corp.	(10,497)	(205,950)	(1.5)

		(3,231,577)

Austria
Raiffeisen Bank International AG	(3,530)	(82,784)	(0.6)

Belgium
Anheuser-Busch InBev SA/NV	(4,008)	(402,951)	(3.0)
Umicore SA	(32,316)	(1,011,607)	(7.4)

		(1,414,558)

	Shares	Value	% of Basket Value

Bermuda
RenaissanceRe Holdings Ltd.	(1,190)	$(215,569)	(1.6)%

Canada
Agnico Eagle Mines Ltd.	(5,477)	(286,064)	(2.1)
Bank of Nova Scotia (The)	(810)	(43,243)	(0.3)
Barrick Gold Corp.	(9,890)	(160,811)	(1.2)
Brookfield Asset Management, Inc., Class A	(1,820)	(89,180)	(0.7)
Canadian National Railway Co.	(660)	(62,469)	(0.5)
Cenovus Energy, Inc.	(24,610)	(228,796)	(1.7)
Enbridge, Inc.	(14,288)	(477,205)	(3.5)
Encana Corp.	(26,910)	(122,979)	(0.9)
Fairfax Financial Holdings Ltd.	(260)	(120,455)	(0.9)
Fortis, Inc.	(780)	(30,744)	(0.2)
Intact Financial Corp.	(3,130)	(291,751)	(2.1)
Inter Pipeline Ltd.	(32,990)	(555,166)	(4.1)
Metro Inc/CN	(1,790)	(70,010)	(0.5)
Pembina Pipeline Corp.	(17,448)	(633,115)	(4.7)
Restaurant Brands International, Inc.	(361)	(26,606)	(0.2)
TC Energy Corp.	(3,830)	(187,524)	(1.4)
Teck Resources Ltd., Class B	(1,770)	(36,210)	(0.3)
Toronto-Dominion Bank (The)	(4,100)	(239,669)	(1.8)

		(3,661,997)

Chile
Antofagasta plc	(18,644)	(210,357)	(1.6)

China
BeiGene Ltd., ADR	(1,680)	(230,731)	(1.7)

Denmark
AP Moller - Maersk A/S, Class B	(120)	(134,742)	(1.0)
Chr Hansen Holding A/S	(856)	(74,743)	(0.6)
Demant A/S	(8,375)	(246,746)	(1.8)
DSV A/S	(610)	(58,221)	(0.4)
Orsted A/S	(6,547)	(596,792)	(4.4)

		(1,111,244)

Finland
Elisa OYJ	(6,629)	(311,731)	(2.3)
Fortum OYJ	(2,978)	(68,314)	(0.5)
Kone OYJ, Class B	(674)	(38,400)	(0.3)
Nokia OYJ	(71,648)	(386,158)	(2.8)
Sampo OYJ, Class A	(4,329)	(179,755)	(1.3)
Wartsila OYJ Abp	(25,628)	(321,983)	(2.4)

		(1,306,341)

France
Accor SA	(14,686)	(655,173)	(4.8)
Aeroports de Paris	(2,548)	(438,026)	(3.2)
Airbus SE	(3,473)	(490,946)	(3.6)
Amundi SA	(956)	(65,777)	(0.5)
Atos SE	(870)	(69,957)	(0.5)
BNP Paribas SA	(2,946)	(137,873)	(1.0)
Edenred	(3,160)	(158,574)	(1.2)
Electricite de France SA	(3,438)	(42,560)	(0.3)
EssilorLuxottica SA	(11,906)	(1,611,671)	(11.9)
Getlink	(33,017)	(476,741)	(3.5)
Iliad SA	(1,228)	(126,956)	(0.9)
Ipsen SA	(180)	(20,663)	(0.1)
Natixis SA	(7,920)	(31,762)	(0.2)
Orpea	(1,222)	(152,674)	(1.1)
Remy Cointreau SA	(2,262)	(335,290)	(2.5)
Renault SA	(2,012)	(112,567)	(0.8)
Safran SA	(2,168)	(311,240)	(2.3)
SCOR SE	(2,550)	(104,791)	(0.8)

18	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

France (continued)
Societe Generale SA	(8,931)	$(218,762)	(1.6)%
Teleperformance	(2,446)	(513,384)	(3.8)
Unibail-Rodamco-Westfield	(1,865)	(249,811)	(1.8)
Valeo SA	(14,263)	(444,470)	(3.3)
Worldline SA	(2,310)	(165,069)	(1.2)

		(6,934,737)

Germany
Bayer AG (Registered)	(2,979)	(192,947)	(1.4)
Bayerische Motoren Werke AG	(1,248)	(92,328)	(0.7)
Beiersdorf AG	(3,410)	(395,178)	(2.9)
Commerzbank AG	(29,941)	(203,169)	(1.5)
Continental AG	(270)	(37,018)	(0.3)
Daimler AG (Registered)	(10,610)	(550,794)	(4.1)
Delivery Hero SE	(3,870)	(185,897)	(1.4)
Deutsche Bank AG (Registered)	(11,394)	(88,076)	(0.6)
Deutsche Boerse AG	(460)	(63,858)	(0.5)
Deutsche Wohnen SE	(1,062)	(38,729)	(0.3)
Fraport AG Frankfurt Airport Services Worldwide	(280)	(23,384)	(0.2)
Fresenius Medical Care AG & Co. KGaA	(3,110)	(215,401)	(1.6)
Fresenius SE & Co. KGaA	(5,538)	(276,719)	(2.0)
Infineon Technologies AG	(4,495)	(83,257)	(0.6)
METRO AG	(4,642)	(71,403)	(0.5)
Puma SE	(360)	(25,206)	(0.2)
SAP SE	(4,101)	(501,290)	(3.7)
Siemens AG (Registered)	(642)	(69,871)	(0.5)
Siemens Healthineers AG	(2,692)	(111,764)	(0.8)
Telefonica Deutschland Holding AG	(63,852)	(161,231)	(1.2)
thyssenkrupp AG	(5,577)	(71,372)	(0.5)
TUI AG	(5,560)	(55,208)	(0.4)
Uniper SE	(11,481)	(353,721)	(2.6)
United Internet AG (Registered)	(7,193)	(213,358)	(1.6)
Vonovia SE	(820)	(40,036)	(0.3)
Wirecard AG	(720)	(120,831)	(0.9)
Zalando SE	(1,348)	(61,666)	(0.4)

		(4,303,712)

Italy
FinecoBank Banca Fineco SpA	(25,590)	(254,569)	(1.9)
Leonardo SpA	(8,536)	(103,929)	(0.8)
Pirelli & C SpA	(9,850)	(58,018)	(0.4)
Poste Italiane SpA	(8,400)	(89,647)	(0.7)
Recordati SpA	(3,680)	(164,808)	(1.2)
UniCredit SpA	(10,210)	(120,218)	(0.9)

		(791,189)

Japan
ANA Holdings, Inc.	(1,300)	(43,634)	(0.3)
Chugai Pharmaceutical Co. Ltd.	(1,300)	(93,011)	(0.7)
Daifuku Co. Ltd.	(1,900)	(103,917)	(0.8)
Dai-ichi Life Holdings, Inc.	(13,800)	(202,875)	(1.5)
Daiichi Sankyo Co. Ltd.	(1,500)	(91,151)	(0.7)
Daikin Industries Ltd.	(400)	(49,647)	(0.4)
Daiwa House Industry Co. Ltd.	(2,800)	(79,609)	(0.6)
Daiwa Securities Group, Inc.	(21,600)	(93,129)	(0.7)
Dentsu, Inc.	(2,800)	(92,557)	(0.7)
Don Quijote Holdings Co. Ltd.	(2,600)	(166,335)	(1.2)
FamilyMart UNY Holdings Co. Ltd.	(5,700)	(121,694)	(0.9)
Fast Retailing Co. Ltd.	(400)	(239,930)	(1.8)
Idemitsu Kosan Co. Ltd.	(9,600)	(264,551)	(1.9)
Japan Post Insurance Co. Ltd.	(1,400)	(23,349)	(0.2)
JXTG Holdings, Inc.	(12,300)	(57,882)	(0.4)
KDDI Corp.	(5,300)	(138,285)	(1.0)
Keyence Corp.	(100)	(57,385)	(0.4)

	Shares	Value	% of Basket Value

Japan (continued)
Komatsu Ltd.	(1,900)	$(42,485)	(0.3)%
Kose Corp.	(200)	(34,093)	(0.2)
Kubota Corp.	(16,300)	(251,436)	(1.8)
Makita Corp.	(2,800)	(92,321)	(0.7)
Mitsubishi Estate Co. Ltd.	(5,400)	(99,397)	(0.7)
Murata Manufacturing Co. Ltd.	(6,700)	(306,801)	(2.3)
NEC Corp.	(700)	(28,615)	(0.2)
Nidec Corp.	(1,000)	(133,716)	(1.0)
Obic Co. Ltd.	(600)	(63,930)	(0.5)
Ono Pharmaceutical Co. Ltd.	(1,400)	(25,400)	(0.2)
Oriental Land Co. Ltd.	(300)	(39,584)	(0.3)
Otsuka Holdings Co. Ltd.	(1,100)	(40,452)	(0.3)
Rakuten, Inc.	(20,700)	(211,124)	(1.6)
Renesas Electronics Corp.	(17,800)	(104,615)	(0.8)
Resona Holdings, Inc.	(12,700)	(51,774)	(0.4)
Rohm Co. Ltd.	(1,500)	(104,538)	(0.8)
Seven & i Holdings Co. Ltd.	(800)	(27,302)	(0.2)
Shimano, Inc.	(1,100)	(155,297)	(1.1)
Shin-Etsu Chemical Co. Ltd.	(900)	(91,634)	(0.7)
Shiseido Co. Ltd.	(2,800)	(206,037)	(1.5)
SMC Corp.	(100)	(36,236)	(0.3)
SoftBank Group Corp.	(9,000)	(459,523)	(3.4)
Subaru Corp.	(1,000)	(23,306)	(0.2)
Sumitomo Metal Mining Co. Ltd.	(3,900)	(110,776)	(0.8)
Sumitomo Realty & Development Co. Ltd.	(700)	(25,471)	(0.2)
Sysmex Corp.	(1,700)	(123,425)	(0.9)
Taisei Corp.	(13,100)	(451,960)	(3.3)
Terumo Corp.	(1,200)	(34,926)	(0.3)
Yaskawa Electric Corp.	(11,600)	(383,866)	(2.8)

		(5,678,981)

Luxembourg
ArcelorMittal	(16,610)	(263,497)	(2.0)
Eurofins Scientific SE	(328)	(140,306)	(1.0)
SES SA, FDR	(6,804)	(112,679)	(0.8)

		(516,482)

Netherlands
ABN AMRO Bank NV, CVA	(5,810)	(116,302)	(0.9)
Adyen NV	(70)	(52,891)	(0.4)
ASML Holding NV	(280)	(62,391)	(0.5)
Koninklijke Ahold Delhaize NV	(2,700)	(61,325)	(0.4)

		(292,909)

Norway
Mowi ASA	(13,682)	(328,818)	(2.4)
Norsk Hydro ASA	(93,313)	(317,384)	(2.3)
Yara International ASA	(4,827)	(226,142)	(1.7)

		(872,344)

Portugal
Jeronimo Martins SGPS SA	(2,920)	(47,117)	(0.4)

South Africa
Anglo American plc	(1,930)	(47,293)	(0.3)

Spain
Amadeus IT Group SA	(3,250)	(253,977)	(1.9)
Banco de Sabadell SA	(43,396)	(37,901)	(0.3)
Banco Santander SA	(85,432)	(364,647)	(2.7)
CaixaBank SA	(79,930)	(198,102)	(1.5)
Cellnex Telecom SA	(17,780)	(664,942)	(4.9)
Cia de Distribucion Integral Logista Holdings SA	(54)	(1,125)	(0.0)
Ferrovial SA	(21,786)	(566,736)	(4.2)
Grifols SA	(8,048)	(260,824)	(1.9)

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Spain (continued)
Industria de Diseno Textil SA	(1,070)	$(32,017)	(0.2)%
Naturgy Energy Group SA	(2,460)	(62,314)	(0.5)
Siemens Gamesa Renewable Energy SA	(35,317)	(494,177)	(3.7)

		(2,936,762)

Sweden
Electrolux AB	(2,590)	(59,848)	(0.4)
Epiroc AB, Class A	(11,556)	(126,628)	(0.9)
Hexagon AB, Class B	(7,173)	(347,549)	(2.6)
Kinnevik AB, Class B	(7,635)	(194,183)	(1.4)
Skandinaviska Enskilda Banken AB, Class A	(25,583)	(240,533)	(1.8)
Swedbank AB, Class A	(8,600)	(117,112)	(0.9)
Swedish Orphan Biovitrum AB	(4,783)	(92,324)	(0.7)
Tele2 AB, Class B	(18,756)	(268,012)	(2.0)
Telefonaktiebolaget LM Ericsson, Class B	(33,530)	(293,363)	(2.2)

		(1,739,552)

Switzerland
ABB Ltd. (Registered)	(4,630)	(87,401)	(0.6)
Barry Callebaut AG (Registered)	(43)	(83,891)	(0.6)
Chocoladefabriken Lindt & Spruengli AG	(10)	(73,702)	(0.5)
Cie Financiere Richemont SA (Registered)	(6,336)	(542,952)	(4.0)
Credit Suisse Group AG (Registered)	(42,359)	(512,164)	(3.8)
Givaudan SA (Registered)	(116)	(308,513)	(2.3)
Glencore plc	(25,577)	(82,021)	(0.6)
Julius Baer Group Ltd.	(1,138)	(48,630)	(0.4)
Kuehne + Nagel International AG (Registered)	(310)	(45,645)	(0.3)
LafargeHolcim Ltd. (Registered)	(2,948)	(144,695)	(1.1)
Lonza Group AG (Registered)	(294)	(100,711)	(0.7)
Partners Group Holding AG	(150)	(119,294)	(0.9)
Sika AG (Registered)	(2,792)	(403,093)	(3.0)
Swatch Group AG (The)	(678)	(196,940)	(1.5)
Temenos AG (Registered)	(150)	(26,406)	(0.2)
UBS Group AG (Registered)	(2,469)	(27,558)	(0.2)
Vifor Pharma AG	(195)	(28,861)	(0.2)

		(2,832,477)

United Arab Emirates
NMC Health plc	(4,524)	(135,101)	(1.0)

United Kingdom
Admiral Group plc	(840)	(22,090)	(0.2)
AstraZeneca plc	(1,410)	(121,815)	(0.9)
BAE Systems plc	(31,207)	(207,331)	(1.5)
Barratt Developments plc	(4,810)	(37,553)	(0.3)
Berkeley Group Holdings plc	(1,740)	(81,837)	(0.6)
British American Tobacco plc	(6,380)	(227,336)	(1.7)
BT Group plc	(60,740)	(142,275)	(1.0)
Bunzl plc	(19,213)	(500,780)	(3.7)
CNH Industrial NV	(10,271)	(103,999)	(0.8)
Croda International plc	(1,823)	(103,554)	(0.8)
DCC plc	(310)	(26,142)	(0.2)
DS Smith plc	(56,199)	(242,393)	(1.8)
Hargreaves Lansdown plc	(11,767)	(298,941)	(2.2)
HSBC Holdings plc	(13,875)	(111,118)	(0.8)
Informa plc	(32,729)	(346,527)	(2.6)
Intertek Group plc	(8,923)	(617,689)	(4.6)
ITV plc	(36,780)	(49,401)	(0.4)
Johnson Matthey plc	(3,830)	(149,339)	(1.1)

	Shares	Value	% of Basket Value

United Kingdom (continued)
Just Eat plc	(24,545)	$(225,814)	(1.7)%
Kingfisher plc	(18,820)	(50,812)	(0.4)
Melrose Industries plc	(144,149)	(325,332)	(2.4)
Micro Focus International plc	(17,709)	(373,024)	(2.7)
National Grid plc	(26,453)	(271,124)	(2.0)
Ocado Group plc	(24,380)	(368,004)	(2.7)
Prudential plc	(8,678)	(178,543)	(1.3)
Reckitt Benckiser Group plc	(7,329)	(566,556)	(4.2)
Rentokil Initial plc	(10,420)	(55,053)	(0.4)
Rolls-Royce Holdings plc	(22,896)	(239,317)	(1.8)
Royal Bank of Scotland Group plc	(23,830)	(62,781)	(0.5)
RSA Insurance Group plc	(64,761)	(440,465)	(3.2)
Schroders plc	(8,500)	(306,627)	(2.3)
Smiths Group plc	(9,959)	(198,063)	(1.5)
Spirax-Sarco Engineering plc	(990)	(107,953)	(0.8)
SSE plc	(8,760)	(116,786)	(0.9)
Standard Chartered plc	(4,830)	(39,749)	(0.3)
Tesco plc	(38,689)	(104,797)	(0.8)
Whitbread plc	(3,825)	(210,120)	(1.5)

		(7,631,040)

United States
3M Co.	(1,186)	(207,218)	(1.5)
Abbott Laboratories	(350)	(30,485)	(0.2)
ABIOMED, Inc.	(490)	(136,494)	(1.0)
Activision Blizzard, Inc.	(762)	(37,140)	(0.3)
Advanced Micro Devices, Inc.	(5,146)	(156,696)	(1.2)
Alaska Air Group, Inc.	(2,518)	(159,540)	(1.2)
Albemarle Corp.	(6,496)	(473,948)	(3.5)
Alexandria Real Estate Equities, Inc.	(690)	(100,988)	(0.7)
Alleghany Corp.	(240)	(164,575)	(1.2)
Alnylam Pharmaceuticals, Inc.	(11,766)	(912,924)	(6.7)
Altria Group, Inc.	(986)	(46,411)	(0.3)
Amazon.com, Inc.	(70)	(130,675)	(1.0)
American Airlines Group, Inc.	(3,010)	(91,835)	(0.7)
American Campus Communities, Inc.	(12,881)	(602,187)	(4.4)
American Homes 4 Rent, Class A	(10,748)	(260,209)	(1.9)
American International Group, Inc.	(11,782)	(659,674)	(4.9)
American Water Works Co., Inc.	(200)	(22,956)	(0.2)
Apache Corp.	(2,860)	(69,841)	(0.5)
AptarGroup, Inc.	(940)	(113,759)	(0.8)
Aqua America, Inc.	(9,921)	(416,186)	(3.1)
Aramark	(2,360)	(85,408)	(0.6)
Archer-Daniels-Midland Co.	(2,070)	(85,036)	(0.6)
Arconic, Inc.	(17,933)	(449,042)	(3.3)
Arista Networks, Inc.	(1,466)	(400,878)	(3.0)
Arthur J Gallagher & Co.	(5,202)	(470,417)	(3.5)
Assurant, Inc.	(679)	(76,971)	(0.6)
AT&T, Inc.	(8,350)	(284,318)	(2.1)
Atmos Energy Corp.	(1,140)	(124,306)	(0.9)
Baker Hughes a GE Co.	(13,813)	(350,712)	(2.6)
Ball Corp.	(5,423)	(387,636)	(2.9)
Bausch Health Cos., Inc.	(5,430)	(130,157)	(1.0)
Becton Dickinson and Co.	(1,419)	(358,723)	(2.6)
Berkshire Hathaway, Inc., Class B	(100)	(20,543)	(0.2)
BioMarin Pharmaceutical, Inc.	(3,083)	(244,544)	(1.8)
Bio-Rad Laboratories, Inc., Class A	(355)	(111,790)	(0.8)
Bio-Techne Corp.	(416)	(87,422)	(0.6)
Bluebird Bio, Inc.	(3,908)	(512,847)	(3.8)
Boston Scientific Corp.	(6,398)	(271,659)	(2.0)
Broadcom, Inc.	(150)	(43,499)	(0.3)
Brown & Brown, Inc.	(5,036)	(180,943)	(1.3)
Brown-Forman Corp., Class B	(843)	(46,205)	(0.3)
Bunge Ltd.	(630)	(36,811)	(0.3)

20	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Caesars Entertainment Corp.	(34,790)	$(411,914)	(3.0)%
Camden Property Trust	(708)	(73,427)	(0.5)
Campbell Soup Co.	(3,395)	(140,349)	(1.0)
CarMax, Inc.	(2,160)	(189,562)	(1.4)
Carnival Corp.	(730)	(34,478)	(0.3)
Caterpillar, Inc.	(781)	(102,834)	(0.8)
Cboe Global Markets, Inc.	(2,498)	(273,056)	(2.0)
Centene Corp.	(5,818)	(303,060)	(2.2)
Charles River Laboratories International, Inc.	(316)	(42,515)	(0.3)
Charles Schwab Corp. (The)	(4,943)	(213,636)	(1.6)
Charter Communications, Inc., Class A	(422)	(162,630)	(1.2)
Cheniere Energy, Inc.	(5,714)	(372,267)	(2.7)
Chipotle Mexican Grill, Inc.	(190)	(151,151)	(1.1)
Church & Dwight Co., Inc.	(2,006)	(151,333)	(1.1)
Cimarex Energy Co.	(1,460)	(73,978)	(0.5)
Clorox Co. (The)	(170)	(27,642)	(0.2)
CME Group, Inc.	(2,202)	(428,113)	(3.2)
Coca-Cola Co. (The)	(4,040)	(212,625)	(1.6)
Cognex Corp.	(1,563)	(68,788)	(0.5)
Cognizant Technology Solutions Corp., Class A	(1,516)	(98,752)	(0.7)
Conagra Brands, Inc.	(20,780)	(599,919)	(4.4)
Concho Resources, Inc.	(3,551)	(346,862)	(2.6)
Constellation Brands, Inc., Class A	(625)	(123,013)	(0.9)
Continental Resources, Inc.	(2,298)	(85,417)	(0.6)
Cooper Cos., Inc. (The)	(239)	(80,639)	(0.6)
Copart, Inc.	(734)	(56,907)	(0.4)
CoStar Group, Inc.	(498)	(306,469)	(2.3)
Coty, Inc., Class A	(10,010)	(109,209)	(0.8)
Credit Acceptance Corp.	(209)	(99,908)	(0.7)
Crown Castle International Corp.	(1,219)	(162,444)	(1.2)
Crown Holdings, Inc.	(3,739)	(239,333)	(1.8)
Cullen/Frost Bankers, Inc.	(3,660)	(347,480)	(2.6)
Cypress Semiconductor Corp.	(1,450)	(33,307)	(0.2)
Danaher Corp.	(1,020)	(143,310)	(1.1)
Deere & Co.	(3,801)	(629,636)	(4.6)
DENTSPLY SIRONA, Inc.	(9,855)	(536,605)	(4.0)
DexCom, Inc.	(756)	(118,594)	(0.9)
Diamondback Energy, Inc.	(3,047)	(315,151)	(2.3)
Digital Realty Trust, Inc.	(6,294)	(719,782)	(5.3)
DISH Network Corp., Class A	(1,190)	(40,293)	(0.3)
DocuSign, Inc.	(1,610)	(83,269)	(0.6)
Dollar Tree, Inc.	(1,471)	(149,674)	(1.1)
Dominion Energy, Inc.	(5,508)	(409,189)	(3.0)
DR Horton, Inc.	(2,699)	(123,965)	(0.9)
Duke Energy Corp.	(3,200)	(277,504)	(2.0)
DuPont de Nemours, Inc.	(1,819)	(131,259)	(1.0)
East West Bancorp, Inc.	(1,210)	(58,092)	(0.4)
Elanco Animal Health, Inc.	(5,970)	(196,771)	(1.5)
Electronic Arts, Inc.	(270)	(24,975)	(0.2)
EOG Resources, Inc.	(620)	(53,227)	(0.4)
EPAM Systems, Inc.	(1,404)	(272,081)	(2.0)
Equifax, Inc.	(5,619)	(781,547)	(5.8)
Equinix, Inc.	(1,017)	(510,636)	(3.8)
Everest Re Group Ltd.	(600)	(147,984)	(1.1)
Evergy, Inc.	(1,797)	(108,701)	(0.8)
Eversource Energy	(2,185)	(165,754)	(1.2)
Exact Sciences Corp.	(5,618)	(646,688)	(4.8)
Extra Space Storage, Inc.	(800)	(89,912)	(0.7)
Exxon Mobil Corp.	(650)	(48,334)	(0.4)
Ferguson plc	(3,860)	(287,233)	(2.1)
Fidelity National Information Services, Inc.	(1,672)	(222,794)	(1.6)

	Shares	Value	% of Basket Value

United States (continued)
First Republic Bank	(2,922)	$(290,330)	(2.1)%
FirstEnergy Corp.	(3,000)	(131,910)	(1.0)
Fiserv, Inc.	(5,322)	(561,098)	(4.1)
FLIR Systems, Inc.	(1,700)	(84,422)	(0.6)
Flowserve Corp.	(2,648)	(132,479)	(1.0)
FMC Corp.	(2,359)	(203,865)	(1.5)
Fortive Corp.	(510)	(38,786)	(0.3)
Franklin Resources, Inc.	(4,500)	(146,835)	(1.1)
Freeport-McMoRan, Inc.	(39,905)	(441,349)	(3.3)
Gaming and Leisure Properties, Inc.	(4,310)	(162,530)	(1.2)
Gartner, Inc.	(3,778)	(526,389)	(3.9)
General Electric Co.	(40,724)	(425,566)	(3.1)
Genuine Parts Co.	(1,950)	(189,384)	(1.4)
Global Payments, Inc.	(630)	(105,790)	(0.8)
GoDaddy, Inc., Class A	(390)	(28,618)	(0.2)
GrubHub, Inc.	(3,388)	(229,130)	(1.7)
Guidewire Software, Inc.	(7,848)	(801,124)	(5.9)
Halliburton Co.	(8,567)	(197,041)	(1.5)
Hanesbrands, Inc.	(5,315)	(85,518)	(0.6)
Hasbro, Inc.	(310)	(37,560)	(0.3)
Hess Corp.	(1,260)	(81,698)	(0.6)
Hormel Foods Corp.	(19,644)	(805,208)	(5.9)
Hubbell, Inc.	(343)	(44,549)	(0.3)
Humana, Inc.	(370)	(109,798)	(0.8)
Huntington Bancshares, Inc.	(20,230)	(288,278)	(2.1)
International Flavors & Fragrances, Inc.	(3,980)	(573,080)	(4.2)
Intuitive Surgical, Inc.	(363)	(188,582)	(1.4)
Invitation Homes, Inc.	(10,441)	(286,814)	(2.1)
IPG Photonics Corp.	(2,600)	(340,626)	(2.5)
IQVIA Holdings, Inc.	(220)	(35,017)	(0.3)
Iron Mountain, Inc.	(8,583)	(252,426)	(1.9)
Jack Henry & Associates, Inc.	(1,130)	(157,861)	(1.2)
Jacobs Engineering Group, Inc.	(2,324)	(191,753)	(1.4)
JB Hunt Transport Services, Inc.	(1,584)	(162,154)	(1.2)
JM Smucker Co. (The)	(947)	(105,297)	(0.8)
KAR Auction Services, Inc.	(6,430)	(171,938)	(1.3)
Kellogg Co.	(4,980)	(289,936)	(2.1)
Keurig Dr Pepper, Inc.	(12,829)	(361,008)	(2.7)
KeyCorp	(8,251)	(151,571)	(1.1)
Kimberly-Clark Corp.	(3,328)	(451,443)	(3.3)
Kinder Morgan, Inc.	(11,046)	(227,769)	(1.7)
KLA Corp.	(1,710)	(233,107)	(1.7)
Kraft Heinz Co. (The)	(23,990)	(767,920)	(5.7)
L Brands, Inc.	(3,756)	(97,468)	(0.7)
L3Harris Technologies, Inc.	(2)	(415)	(0.0)
Laboratory Corp. of America Holdings	(354)	(59,302)	(0.4)
Lamb Weston Holdings, Inc.	(1,570)	(105,378)	(0.8)
Lennar Corp., Class A	(10,549)	(501,816)	(3.7)
Liberty Broadband Corp., Class C	(1,720)	(171,157)	(1.3)
Liberty Media Corp-Liberty Formula One, Class C	(1,845)	(72,656)	(0.5)
Live Nation Entertainment, Inc.	(1,878)	(135,329)	(1.0)
LKQ Corp.	(894)	(24,075)	(0.2)
Marathon Petroleum Corp.	(11,662)	(657,620)	(4.8)
Markel Corp.	(341)	(379,850)	(2.8)
MarketAxess Holdings, Inc.	(56)	(18,874)	(0.1)
Marsh & McLennan Cos., Inc.	(1,090)	(107,692)	(0.8)
Martin Marietta Materials, Inc.	(2,287)	(566,604)	(4.2)
Marvell Technology Group Ltd.	(15,629)	(410,418)	(3.0)
McCormick & Co., Inc. (Non-Voting)	(1,803)	(285,848)	(2.1)
McDonald’s Corp.	(770)	(162,254)	(1.2)
MGM Resorts International	(6,381)	(191,558)	(1.4)

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Mid-America Apartment Communities, Inc.	(2,148)	$(253,120)	(1.9)%
Mohawk Industries, Inc.	(1,586)	(197,758)	(1.5)
Molina Healthcare, Inc.	(360)	(47,801)	(0.4)
Mosaic Co. (The)	(2,861)	(72,069)	(0.5)
National Oilwell Varco, Inc.	(8,277)	(197,158)	(1.5)
Nektar Therapeutics	(9,835)	(279,904)	(2.1)
Netflix, Inc.	(2,232)	(720,914)	(5.3)
Neurocrine Biosciences, Inc.	(2,568)	(247,530)	(1.8)
Newell Brands, Inc.	(20,369)	(289,036)	(2.1)
NextEra Energy, Inc.	(1,700)	(352,189)	(2.6)
NiSource, Inc.	(16,410)	(487,213)	(3.6)
Noble Energy, Inc.	(15,304)	(337,912)	(2.5)
Nordson Corp.	(1,309)	(185,433)	(1.4)
Nucor Corp.	(1,580)	(85,920)	(0.6)
NVIDIA Corp.	(140)	(23,621)	(0.2)
NVR, Inc.	(30)	(100,324)	(0.7)
Old Republic International Corp.	(2,705)	(61,701)	(0.5)
Omega Healthcare Investors, Inc.	(8,120)	(294,756)	(2.2)
ONEOK, Inc.	(7,110)	(498,269)	(3.7)
Paycom Software, Inc.	(289)	(69,577)	(0.5)
PayPal Holdings, Inc.	(450)	(49,680)	(0.4)
People’s United Financial, Inc.	(18,990)	(311,816)	(2.3)
PerkinElmer, Inc.	(3,267)	(281,354)	(2.1)
Pioneer Natural Resources Co.	(1,688)	(233,012)	(1.7)
Post Holdings, Inc.	(3,762)	(403,362)	(3.0)
PPL Corp.	(3,530)	(104,594)	(0.8)
PRA Health Sciences, Inc.	(430)	(42,961)	(0.3)
Progressive Corp. (The)	(1,230)	(99,605)	(0.7)
Prologis, Inc.	(2,492)	(200,880)	(1.5)
PTC, Inc.	(3,920)	(265,698)	(2.0)
Public Service Enterprise Group, Inc.	(340)	(19,431)	(0.1)
QIAGEN NV	(3,960)	(150,311)	(1.1)
QUALCOMM, Inc.	(1,030)	(75,355)	(0.6)
Realty Income Corp.	(2,230)	(154,338)	(1.1)
Regency Centers Corp.	(3,370)	(224,779)	(1.7)
ResMed, Inc.	(2,922)	(376,061)	(2.8)
Rollins, Inc.	(1,250)	(41,913)	(0.3)
RPM International, Inc.	(2,510)	(170,253)	(1.3)
Sage Therapeutics, Inc.	(1,141)	(182,948)	(1.3)
Santander Consumer USA Holdings, Inc.	(980)	(26,372)	(0.2)
Sarepta Therapeutics, Inc.	(1,629)	(242,477)	(1.8)
Schlumberger Ltd.	(5,280)	(211,042)	(1.6)
Seattle Genetics, Inc.	(8,533)	(646,033)	(4.8)
Sempra Energy	(929)	(125,814)	(0.9)
Service Corp. International	(1,380)	(63,673)	(0.5)
ServiceMaster Global Holdings, Inc.	(938)	(49,930)	(0.4)
Sirius XM Holdings, Inc.	(3,800)	(23,788)	(0.2)
Skyworks Solutions, Inc.	(710)	(60,549)	(0.4)
Southern Co. (The)	(470)	(26,414)	(0.2)
Splunk, Inc.	(2,099)	(284,016)	(2.1)
Square, Inc., Class A	(3,500)	(281,435)	(2.1)
SS&C Technologies Holdings, Inc.	(2,832)	(135,794)	(1.0)
Stanley Black & Decker, Inc.	(2,338)	(345,065)	(2.5)
Starwood Property Trust, Inc.	(7,703)	(178,941)	(1.3)
State Street Corp.	(6,095)	(354,059)	(2.6)
SVB Financial Group	(515)	(119,465)	(0.9)
Symantec Corp.	(13,451)	(290,004)	(2.1)
Take-Two Interactive Software, Inc.	(1,463)	(179,247)	(1.3)
Targa Resources Corp.	(20,349)	(791,780)	(5.8)
Teleflex, Inc.	(908)	(308,484)	(2.3)
Tiffany & Co.	(5,203)	(488,666)	(3.6)
T-Mobile US, Inc.	(4,770)	(380,312)	(2.8)

	Shares	Value	% of Basket Value

United States (continued)
TransUnion	(5,708)	$(472,565)	(3.5)%
Trimble, Inc.	(3,864)	(163,293)	(1.2)
Twilio, Inc., Class A	(920)	(127,981)	(0.9)
Twitter, Inc.	(13,915)	(588,744)	(4.3)
Tyler Technologies, Inc.	(1,250)	(291,688)	(2.2)
Tyson Foods, Inc., Class A	(580)	(46,110)	(0.3)
United Technologies Corp.	(2,929)	(391,314)	(2.9)
Universal Display Corp.	(570)	(120,316)	(0.9)
Vail Resorts, Inc.	(916)	(225,812)	(1.7)
Ventas, Inc.	(1,800)	(121,122)	(0.9)
Verisk Analytics, Inc.	(1,900)	(288,268)	(2.1)
VICI Properties, Inc.	(4,292)	(91,591)	(0.7)
Wabtec Corp.	(4,171)	(324,003)	(2.4)
Walt Disney Co. (The)	(4,983)	(712,619)	(5.3)
Wayfair, Inc., Class A	(5,933)	(778,172)	(5.7)
WellCare Health Plans, Inc.	(1,055)	(303,049)	(2.2)
Wells Fargo & Co.	(2,533)	(122,623)	(0.9)
Welltower, Inc.	(4,604)	(382,684)	(2.8)
Western Digital Corp.	(3,713)	(200,094)	(1.5)
Westlake Chemical Corp.	(3,510)	(237,171)	(1.7)
WEX, Inc.	(2,109)	(459,910)	(3.4)
Weyerhaeuser Co.	(21,697)	(551,321)	(4.1)
Whirlpool Corp.	(20)	(2,910)	(0.0)
Williams Cos., Inc. (The)	(7,217)	(177,827)	(1.3)
Workday, Inc., Class A	(947)	(189,381)	(1.4)
WRKCo, Inc.	(3,826)	(137,927)	(1.0)
Wynn Resorts Ltd.	(1,112)	(144,638)	(1.1)
Xylem, Inc.	(4,234)	(339,948)	(2.5)
Zayo Group Holdings, Inc.	(2,270)	(76,567)	(0.6)
Zendesk, Inc.	(1,849)	(154,502)	(1.1)

		(60,043,522)

Total Reference Entity — Short		(106,268,376)

Net Value of Reference Entity — Bank of America NA		$13,557,536

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of July 31, 2019, expiration dates 02/24/23 — 02/27/23:
	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
AGL Energy Ltd.	5,540	79,395	0.6
Aristocrat Leisure Ltd.	3,810	79,283	0.6
Aurizon Holdings Ltd.	140,400	551,170	4.0
BHP Group Ltd.	15,197	418,383	3.0
BHP Group plc	20,180	481,163	3.5
Cochlear Ltd.	1,700	255,425	1.8
Goodman Group	13,503	136,563	1.0
GPT Group (The)	46,000	195,258	1.4
Mirvac Group	30,600	67,237	0.5
Newcrest Mining Ltd.	10,490	253,178	1.8
QBE Insurance Group Ltd.	25,238	215,088	1.5
Rio Tinto Ltd.	11,546	772,743	5.6
Rio Tinto plc	3,790	214,027	1.5
South32 Ltd.	51,310	109,176	0.8
Stockland	59,470	185,645	1.3
Telstra Corp. Ltd.	35,325	95,777	0.7
Wesfarmers Ltd.	14,195	380,143	2.7
Woodside Petroleum Ltd.	4,120	97,154	0.7

22	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Australia (continued)
Woolworths Group Ltd.	6,310	$153,840	1.1%

		4,740,648

Austria
Erste Group Bank AG	4,366	156,707	1.1
OMV AG	3,152	157,717	1.1

		314,424

Belgium
Ageas	3,718	199,606	1.4
Groupe Bruxelles Lambert SA	4,030	379,927	2.7
KBC Group NV	710	45,651	0.3
Solvay SA	2,137	218,818	1.6
UCB SA	1,371	106,906	0.8

		950,908

Canada
Bank of Montreal	10,500	786,028	5.7
BCE, Inc.	6,503	293,862	2.1
Canadian Imperial Bank of Commerce	6,987	549,674	4.0
Canadian Natural Resources Ltd.	3,114	78,876	0.6
Canadian Pacific Railway Ltd.	630	150,416	1.1
Canadian Tire Corp. Ltd., Class A	1,230	134,305	1.0
CGI, Inc.	8,505	654,598	4.7
Constellation Software, Inc.	111	105,608	0.8
Hydro One Ltd.	11,870	209,645	1.5
Imperial Oil Ltd.	6,868	188,066	1.3
Magna International, Inc.	7,651	385,763	2.8
Manulife Financial Corp.	8,100	146,681	1.1
National Bank of Canada	16,459	796,637	5.7
Power Corp. of Canada	3,600	76,321	0.5
Power Financial Corp.	12,290	269,024	1.9
Rogers Communications, Inc., Class B	730	37,894	0.3
Royal Bank of Canada	600	47,380	0.3
Sun Life Financial, Inc.	5,560	231,028	1.7
Suncor Energy, Inc.	13,219	379,303	2.7
TELUS Corp.	4,081	146,691	1.1
Thomson Reuters Corp.	2,521	169,336	1.2

		5,837,136

China
BOC Hong Kong Holdings Ltd.	106,000	403,902	2.9

Denmark
Carlsberg A/S, Class B	3,762	513,851	3.7
Coloplast A/S, Class B	2,866	334,737	2.4
Genmab A/S	140	25,929	0.2
GN Store Nord A/S	7,081	335,890	2.4
H Lundbeck A/S	580	22,359	0.1
Novo Nordisk A/S, Class B	570	27,371	0.2
Novozymes A/S, Class B	5,491	253,932	1.8
Vestas Wind Systems A/S	280	22,977	0.2

		1,537,046

Finland
Neste OYJ	4,337	143,539	1.0
UPM-Kymmene OYJ	16,092	433,760	3.1

		577,299

France
Alstom SA	1,800	77,524	0.6
Arkema SA	322	28,982	0.2
AXA SA	6,731	169,542	1.2
Bureau Veritas SA	3,800	94,685	0.7
Capgemini SE	520	66,021	0.5

	Shares	Value	% of Basket Value

France (continued)
Carrefour SA	6,544	$126,085	0.9%
Cie de Saint-Gobain	2,790	106,881	0.8
Cie Generale des Etablissements Michelin SCA	893	98,719	0.7
Covivio	1,070	109,388	0.8
Danone SA	497	43,134	0.3
Dassault Systemes SE	389	59,173	0.4
Eiffage SA	3,428	338,729	2.4
Engie SA	2,122	32,657	0.2
Faurecia SE	614	29,056	0.2
Gecina SA	562	86,228	0.6
Hermes International	390	273,945	2.0
Kering SA	200	103,302	0.7
Klepierre SA	8,297	255,935	1.8
Legrand SA	493	34,728	0.2
L’Oreal SA	676	180,873	1.3
Orange SA	6,429	95,294	0.7
Peugeot SA	12,190	287,720	2.1
Publicis Groupe SA	1,911	94,300	0.7
Sanofi	410	34,166	0.2
Schneider Electric SE	2,923	252,185	1.8
Suez	5,320	78,209	0.6
TOTAL SA	3,912	202,760	1.5
Ubisoft Entertainment SA	680	55,933	0.4
Veolia Environnement SA	12,507	315,625	2.3
Vinci SA	661	67,993	0.5
Vivendi SA	4,540	126,099	0.9

		3,925,871

Germany
adidas AG	1,433	456,759	3.3
Allianz SE (Registered)	913	211,824	1.5
BASF SE	3,070	203,800	1.5
Brenntag AG	2,270	110,870	0.8
Deutsche Post AG (Registered)	2,361	76,795	0.6
Deutsche Telekom AG (Registered)	20,164	330,308	2.4
E.ON SE	4,480	44,615	0.3
Evonik Industries AG	9,263	263,594	1.9
Hannover Rueck SE	2,140	333,704	2.4
HeidelbergCement AG	1,337	96,555	0.7
Henkel AG & Co. KGaA (Preference)	1,440	148,485	1.1
HOCHTIEF AG	3,441	389,929	2.8
LEG Immobilien AG	705	81,301	0.6
Merck KGaA	1,142	116,477	0.8
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	3,227	769,019	5.5
RWE AG	4,268	115,317	0.8
Volkswagen AG (Preference)	475	79,368	0.6

		3,828,720

Hong Kong
Henderson Land Development Co. Ltd.	84,000	434,460	3.1
Link REIT	21,000	244,255	1.8
Power Assets Holdings Ltd.	20,000	142,945	1.0
Sun Hung Kai Properties Ltd.	7,000	112,808	0.8

		934,468

Italy
Assicurazioni Generali SpA	5,605	104,535	0.8
Eni SpA	33,795	527,922	3.8
Mediobanca Banca di Credito Finanziario SpA	7,440	74,519	0.5
Moncler SpA	1,625	66,723	0.5
Snam SpA	32,960	161,826	1.2

CONSOLIDATED SCHEDULE OF INVESTMENTS	23

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Italy (continued)
Telecom Italia SpA	41,780	$23,490	0.2%
Terna Rete Elettrica Nazionale SpA	11,360	69,181	0.5

		1,028,196

Japan
AGC, Inc.	4,700	143,961	1.0
Ajinomoto Co., Inc.	11,700	209,646	1.5
Asahi Group Holdings Ltd.	3,600	155,934	1.1
Astellas Pharma, Inc.	3,100	43,933	0.3
Bandai Namco Holdings, Inc.	700	37,631	0.3
Canon, Inc.	12,800	347,152	2.5
Central Japan Railway Co.	600	120,608	0.9
East Japan Railway Co.	3,400	311,695	2.3
FUJIFILM Holdings Corp.	4,800	227,512	1.6
Fujitsu Ltd.	1,200	93,646	0.7
Honda Motor Co. Ltd.	2,300	57,225	0.4
Hoya Corp.	1,700	130,359	0.9
Inpex Corp.	2,600	22,803	0.2
Isuzu Motors Ltd.	300	3,320	0.0
ITOCHU Corp.	6,600	125,669	0.9
Japan Tobacco, Inc.	2,900	63,898	0.5
JFE Holdings, Inc.	6,700	88,581	0.6
Marubeni Corp.	35,400	229,483	1.7
Mazda Motor Corp.	3,000	29,024	0.2
MEIJI Holdings Co. Ltd.	5,200	361,114	2.6
Mitsubishi Chemical Holdings Corp.	32,600	231,444	1.7
Mitsubishi Corp.	2,700	72,501	0.5
Mitsubishi Heavy Industries Ltd.	5,100	210,381	1.5
Mitsubishi UFJ Financial Group, Inc.	53,800	265,718	1.9
Mizuho Financial Group, Inc.	110,600	156,977	1.1
MS&AD Insurance Group Holdings, Inc.	10,900	357,286	2.6
Nintendo Co. Ltd.	100	36,789	0.3
Nippon Steel Corp.	8,400	131,604	1.0
Nissan Chemical Corp.	4,400	192,418	1.4
Nissan Motor Co. Ltd.	28,400	184,598	1.3
NTT Data Corp.	5,100	66,965	0.5
Olympus Corp.	2,100	22,896	0.2
Omron Corp.	1,300	61,849	0.4
ORIX Corp.	9,200	131,302	1.0
Panasonic Corp.	8,200	69,144	0.5
Recruit Holdings Co. Ltd.	800	27,090	0.2
Secom Co. Ltd.	6,500	509,412	3.7
Sekisui House Ltd.	1,800	30,264	0.2
Shionogi & Co. Ltd.	1,100	60,901	0.4
Sompo Holdings, Inc.	1,800	74,543	0.5
Sony Corp.	2,700	153,560	1.1
Sumitomo Chemical Co. Ltd.	67,000	305,535	2.2
Sumitomo Corp.	22,000	326,451	2.4
Sumitomo Mitsui Financial Group, Inc.	9,300	325,219	2.3
T&D Holdings, Inc.	2,300	25,829	0.2
Tokio Marine Holdings, Inc.	2,700	143,319	1.0
Tokyo Electron Ltd.	1,000	169,372	1.2
Toyota Motor Corp.	500	32,307	0.2
Trend Micro, Inc.	1,500	65,403	0.5
West Japan Railway Co.	2,900	237,386	1.7
Yamaha Corp.	3,300	155,570	1.1

		7,637,227

Luxembourg
Tenaris SA	9,520	119,276	0.9

Macau
Sands China Ltd.	31,200	149,756	1.1

	Shares	Value	% of Basket Value

Netherlands
Akzo Nobel NV	7,606	$717,659	5.2%
EXOR NV	916	63,792	0.4
Heineken NV	2,330	249,982	1.8
Koninklijke DSM NV	2,120	262,643	1.9
Koninklijke KPN NV	53,620	152,895	1.1
Koninklijke Philips NV	4,366	204,812	1.5
NN Group NV	2,910	109,332	0.8
Randstad NV	1,609	80,762	0.6
Royal Dutch Shell plc, Class A	32,155	1,013,707	7.3
Wolters Kluwer NV	6,250	453,033	3.3

		3,308,617

Norway
Aker BP ASA	5,634	159,436	1.1
DNB ASA	8,266	147,884	1.1
Equinor ASA	31,359	562,276	4.1
Orkla ASA	8,760	74,510	0.5
Telenor ASA	1,162	23,546	0.2

		967,652

Portugal
EDP - Energias de Portugal SA	29,600	108,355	0.8

Russia
Evraz plc	40,068	313,844	2.3

Singapore
Singapore Telecommunications Ltd.	108,000	260,520	1.9
United Overseas Bank Ltd.	1,200	22,863	0.1

		283,383

South Africa
Mondi plc	992	21,611	0.2

South Korea
Hana Financial Group, Inc.	13,909	407,118	2.9
KB Financial Group, Inc.	94	3,435	0.0
Kia Motors Corp.	1,215	44,754	0.3
LG Electronics, Inc.	2,740	150,040	1.1
LG Household & Health Care Ltd.	276	292,236	2.1
NCSoft Corp.	62	25,233	0.2
POSCO	2,156	406,368	2.9
Samsung Electronics Co. Ltd.	4,800	181,799	1.3
Samsung Electronics Co. Ltd. (Preference)	10,010	309,578	2.2
Shinhan Financial Group Co. Ltd.	5,742	210,321	1.5
SK Telecom Co. Ltd.	1,819	380,774	2.8

		2,411,656

Spain
ACS Actividades de Construccion y Servicios SA	3,548	143,363	1.0
Aena SME SA	1,132	205,211	1.5
Merlin Properties Socimi SA	8,370	114,281	0.8
Repsol SA	45,094	715,228	5.2
Telefonica SA	87,150	664,398	4.8

		1,842,481

Sweden
Atlas Copco AB, Class A	18,141	511,281	3.7
Boliden AB	3,630	82,319	0.6
Investor AB, Class B	7,030	334,252	2.4
Lundin Petroleum AB	7,670	241,249	1.7
Sandvik AB	22,625	347,194	2.5
SKF AB, Class B	4,472	73,353	0.5
Swedish Match AB	2,387	91,074	0.7
Telia Co. AB	2,623	11,669	0.1

24	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Sweden (continued)
Volvo AB, Class B	17,957	$266,753	1.9%

		1,959,144

Switzerland
Adecco Group AG (Registered)	1,650	90,022	0.7
Baloise Holding AG (Registered)	3,080	556,299	4.0
Coca-Cola HBC AG	5,540	190,627	1.4
Geberit AG (Registered)	60	27,699	0.2
Logitech International SA (Registered)	4,818	198,139	1.4
Nestle SA (Registered)	935	99,192	0.7
Novartis AG (Registered)	1,300	119,208	0.9
Roche Holding AG	1,130	302,462	2.2
Schindler Holding AG	890	205,173	1.5
SGS SA (Registered)	148	365,481	2.6
Sonova Holding AG (Registered)	1,160	266,750	1.9
STMicroelectronics NV	11,420	209,293	1.5
Straumann Holding AG (Registered)	233	190,082	1.4
Swiss Life Holding AG (Registered)	767	370,645	2.7
Swisscom AG (Registered)	140	67,850	0.5
Zurich Insurance Group AG	1,057	367,658	2.7

		3,626,580

Taiwan
Chunghwa Telecom Co. Ltd.	156,000	539,674	3.9
Nanya Technology Corp.	60,000	140,391	1.0
Taiwan Semiconductor Manufacturing Co. Ltd.	51,000	419,376	3.0

		1,099,441

United Kingdom
3i Group plc	7,200	97,020	0.7
Ashtead Group plc	1,390	38,221	0.3
Associated British Foods plc	3,656	107,456	0.8
BP plc	82,918	548,648	4.0
British Land Co. plc (The)	23,353	144,166	1.0
Burberry Group plc	4,885	134,698	1.0
Centrica plc	44,260	40,745	0.3
Compass Group plc	4,602	116,433	0.8
Diageo plc	13,062	544,688	3.9
Experian plc	3,243	98,358	0.7
GlaxoSmithKline plc	7,197	148,841	1.1
Halma plc	2,880	69,551	0.5
InterContinental Hotels Group plc	7,136	495,771	3.6
Land Securities Group plc	39,789	385,068	2.8
Lloyds Banking Group plc	210,287	136,031	1.0
Next plc	1,816	133,675	1.0
Pearson plc	24,190	256,157	1.8
Persimmon plc	701	17,103	0.1
RELX plc	21,812	517,344	3.7
Sage Group plc (The)	18,075	157,621	1.1
Segro plc	24,370	226,113	1.6
Smith & Nephew plc	27,596	624,741	4.5
Taylor Wimpey plc	216,507	424,210	3.1
Unilever plc	1,909	114,850	0.8
United Utilities Group plc	7,883	75,342	0.5
Vodafone Group plc	143,740	261,604	1.9
Wm Morrison Supermarkets plc	31,730	74,925	0.5
WPP plc	9,454	111,363	0.8

		6,100,743

United States
AbbVie, Inc.	3,581	238,566	1.7
Adobe Systems, Inc.	6	1,793	0.0
Advance Auto Parts, Inc.	587	88,426	0.6
AES Corp.	12,615	211,806	1.5

	Shares	Value	% of Basket Value

United States (continued)
Aflac, Inc.	9,708	$511,029	3.7%
Agilent Technologies, Inc.	4,432	307,625	2.2
AGNC Investment Corp.	21,402	366,830	2.6
Akamai Technologies, Inc.	7,429	654,718	4.7
Alexion Pharmaceuticals, Inc.	2,000	226,580	1.6
Alliance Data Systems Corp.	406	63,710	0.5
Allstate Corp. (The)	2,875	308,775	2.2
Ally Financial, Inc.	28,568	940,173	6.8
Alphabet, Inc., Class A	56	68,219	0.5
Amdocs Ltd.	4,990	319,310	2.3
Ameren Corp.	3,448	260,979	1.9
American Electric Power Co., Inc.	330	28,977	0.2
American Express Co.	2,725	338,908	2.4
American Financial Group, Inc.	2,234	228,717	1.7
Ameriprise Financial, Inc.	3,061	445,406	3.2
AmerisourceBergen Corp.	980	85,407	0.6
AMETEK, Inc.	3,891	348,673	2.5
Amgen, Inc.	7,468	1,393,379	10.0
Annaly Capital Management, Inc.	34,018	324,872	2.3
ANSYS, Inc.	886	179,964	1.3
Anthem, Inc.	230	67,760	0.5
AO Smith Corp.	8,277	376,190	2.7
Apartment Investment & Management Co., Class A	7,009	347,226	2.5
Apple, Inc.	287	61,142	0.4
Applied Materials, Inc.	1,950	96,271	0.7
Aspen Technology, Inc.	5,766	760,362	5.5
Autodesk, Inc.	560	87,455	0.6
Automatic Data Processing, Inc.	4,418	735,685	5.3
AutoZone, Inc.	401	450,339	3.2
AvalonBay Communities, Inc.	183	38,209	0.3
Avery Dennison Corp.	210	24,123	0.2
AXA Equitable Holdings, Inc.	5,381	120,965	0.9
Axalta Coating Systems Ltd.	3,154	93,453	0.7
Baxter International, Inc.	2,379	199,765	1.4
Best Buy Co., Inc.	9,242	707,290	5.1
Biogen, Inc.	4,757	1,131,310	8.2
Black Knight, Inc.	2,030	128,540	0.9
Booking Holdings, Inc.	30	56,598	0.4
Booz Allen Hamilton Holding Corp.	4,694	322,713	2.3
Boston Properties, Inc.	594	78,972	0.6
Bright Horizons Family Solutions, Inc.	160	24,331	0.2
Bristol-Myers Squibb Co.	3,512	155,968	1.1
Broadridge Financial Solutions, Inc.	1,969	250,299	1.8
Burlington Stores, Inc.	943	170,447	1.2
Cabot Oil & Gas Corp.	8,172	156,576	1.1
Cadence Design Systems, Inc.	14,369	1,062,013	7.7
Campbell Soup Co.	109	4,506	0.0
Capital One Financial Corp.	4,200	388,164	2.8
Cardinal Health, Inc.	1,720	78,656	0.6
Carlisle Cos., Inc.	410	59,126	0.4
Carnival plc	590	26,632	0.2
CBRE Group, Inc., Class A	10,251	543,406	3.9
CBS Corp. (Non-Voting), Class B	2,097	108,016	0.8
CDW Corp.	3,296	389,455	2.8
Celanese Corp.	5,153	578,012	4.2
Celgene Corp.	2,767	254,177	1.8
CenturyLink, Inc.	2,880	34,819	0.3
Cerner Corp.	2,020	144,733	1.0
CF Industries Holdings, Inc.	1,880	93,173	0.7
CH Robinson Worldwide, Inc.	1,707	142,927	1.0
Chevron Corp.	3,477	428,053	3.1
Cintas Corp.	1,252	326,071	2.4
Cisco Systems, Inc.	740	40,996	0.3

CONSOLIDATED SCHEDULE OF INVESTMENTS	25

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Citizens Financial Group, Inc.	9,617	$358,329	2.6%
Citrix Systems, Inc.	6,583	620,382	4.5
Colgate-Palmolive Co.	2,359	169,235	1.2
Columbia Sportswear Co.	1,936	205,177	1.5
Comcast Corp., Class A	11,562	499,132	3.6
Comerica, Inc.	2,399	175,607	1.3
Commerce Bancshares, Inc.	1,521	92,522	0.7
ConocoPhillips	4,887	288,724	2.1
Corning, Inc.	2,913	89,575	0.6
CSX Corp.	5,797	408,109	2.9
Cummins, Inc.	1,880	308,320	2.2
Darden Restaurants, Inc.	2,351	285,788	2.1
DaVita, Inc.	2,070	123,890	0.9
Devon Energy Corp.	10,460	282,420	2.0
Discover Financial Services	5,610	503,441	3.6
Discovery, Inc., Class C	2,600	73,424	0.5
Dollar General Corp.	620	83,092	0.6
Douglas Emmett, Inc.	910	37,146	0.3
Dover Corp.	5,641	546,331	3.9
DTE Energy Co.	2,916	370,653	2.7
Duke Realty Corp.	12,263	408,726	2.9
Dunkin’ Brands Group, Inc.	280	22,445	0.2
E*TRADE Financial Corp.	720	35,129	0.3
Eastman Chemical Co.	5,722	431,153	3.1
Eaton Corp. plc	1,239	101,833	0.7
eBay, Inc.	4,024	165,749	1.2
Ecolab, Inc.	140	28,242	0.2
Edwards Lifesciences Corp.	616	131,116	0.9
Eli Lilly & Co.	1,510	164,514	1.2
Encompass Health Corp.	1,727	110,252	0.8
Equity Lifestyle Properties, Inc.	1,486	184,636	1.3
Equity Residential	5,857	462,059	3.3
Estee Lauder Cos., Inc. (The), Class A	1,477	272,049	2.0
Exelon Corp.	702	31,632	0.2
Expedia Group, Inc.	350	46,459	0.3
Expeditors International of Washington, Inc.	17,649	1,347,501	9.7
F5 Networks, Inc.	809	118,696	0.9
Fair Isaac Corp.	1,658	576,022	4.2
Fastenal Co.	8,948	275,598	2.0
Federal Realty Investment Trust	356	46,996	0.3
FedEx Corp.	386	65,825	0.5
Fidelity National Information Services, Inc.	297	39,575	0.3
Fifth Third Bancorp	8,127	241,291	1.7
Ford Motor Co.	5,060	48,222	0.3
Fortinet, Inc.	4,319	346,859	2.5
Fortune Brands Home & Security, Inc.	3,030	166,468	1.2
Gap, Inc. (The)	11,310	220,545	1.6
Garmin Ltd.	2,797	219,816	1.6
General Motors Co.	2,810	113,355	0.8
Gilead Sciences, Inc.	5,381	352,563	2.5
Graco, Inc.	9,681	465,462	3.4
Hartford Financial Services Group, Inc. (The)	3,329	191,850	1.4
HCA Healthcare, Inc.	4,251	567,551	4.1
HD Supply Holdings, Inc.	13,071	529,506	3.8
Henry Schein, Inc.	3,210	213,593	1.5
Herbalife Nutrition Ltd.	6,080	249,402	1.8
Hershey Co. (The)	531	80,574	0.6
Hewlett Packard Enterprise Co.	41,019	589,443	4.3
Hill-Rom Holdings, Inc.	1,573	167,745	1.2
Hilton Worldwide Holdings, Inc.	2,020	195,031	1.4

	Shares	Value	% of Basket Value

United States (continued)
Hologic, Inc.	3,570	$182,962	1.3%
Home Depot, Inc. (The)	1,723	368,188	2.7
Honeywell International, Inc.	2,428	418,733	3.0
Host Hotels & Resorts, Inc.	5,751	100,010	0.7
HP, Inc.	1,596	33,580	0.2
IDEX Corp.	2,440	410,457	3.0
IDEXX Laboratories, Inc.	908	256,101	1.8
IHS Markit Ltd.	2,460	158,473	1.1
Illinois Tool works, Inc.	170	26,219	0.2
Incyte Corp.	2,280	193,618	1.4
Ingersoll-Rand plc	2,163	267,477	1.9
Ingredion, Inc.	288	22,260	0.2
International Business Machines Corp.	1,894	280,767	2.0
International Paper Co.	5,004	219,726	1.6
Interpublic Group of Cos., Inc. (The)	11,577	265,345	1.9
Intuit, Inc.	1,093	303,100	2.2
lonis Pharmaceuticals, Inc.	1,896	124,871	0.9
Jazz Pharmaceuticals plc	540	75,265	0.5
Johnson & Johnson	4,356	567,238	4.1
Johnson Controls International plc	2,200	93,368	0.7
Jones Lang LaSalle, Inc.	180	26,224	0.2
Juniper Networks, Inc.	3,473	93,840	0.7
Kimco Realty Corp.	11,366	218,341	1.6
Kohl’s Corp.	4,814	259,282	1.9
Kroger Co. (The)	3,690	78,080	0.6
Lam Research Corp.	2,131	444,548	3.2
Lear Corp.	2,243	284,368	2.1
Leidos Holdings, Inc.	1,260	103,446	0.7
Lennox International, Inc.	1,167	299,312	2.2
Liberty Media Corp-Liberty SiriusXM, Class C	3,630	151,952	1.1
Liberty Property Trust	374	19,560	0.1
Lincoln National Corp.	4,440	290,110	2.1
Loews Corp.	5,756	308,176	2.2
Lowe’s Cos., Inc.	1,395	141,453	1.0
Lululemon Athletica, Inc.	838	160,133	1.2
LyondellBasell Industries NV, Class A	1,831	153,236	1.1
Macy’s, Inc.	2,410	54,779	0.4
Marathon Oil Corp.	18,070	254,245	1.8
Masco Corp.	4,612	188,031	1.4
Maxim Integrated Products, Inc.	5,964	353,009	2.5
McKesson Corp.	1,149	159,654	1.2
Merck & Co., Inc.	1,390	115,356	0.8
Mettler-Toledo International, Inc.	385	291,349	2.1
Micron Technology, Inc.	8,360	375,280	2.7
Microsoft Corp.	220	29,979	0.2
Molson Coors Brewing Co., Class B	700	37,793	0.3
Mondelez International, Inc., Class A	7,516	402,031	2.9
Monster Beverage Corp.	1,500	96,705	0.7
Morgan Stanley	3,056	136,175	1.0
Motorola Solutions, Inc.	2,657	440,956	3.2
MSCI, Inc.	1,053	239,284	1.7
Nasdaq, Inc.	979	94,346	0.7
NetApp, Inc.	3,091	180,793	1.3
New Residential Investment Corp.	11,860	186,083	1.3
Newmont Mining Corp.	4,700	171,644	1.2
NIKE, Inc., Class B	3,090	265,833	1.9
Nordstrom, Inc.	4,354	144,161	1.0
Norfolk Southern Corp.	1,141	218,068	1.6
Norwegian Cruise Line Holdings Ltd.	1,750	86,520	0.6
NRG Energy, Inc.	14,556	496,942	3.6
Occidental Petroleum Corp.	581	29,840	0.2
OGE Energy Corp.	6,098	261,909	1.9

26	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Old Dominion Freight Line, Inc.	1,366	$228,095	1.6%
Omnicom Group, Inc.	3,476	278,845	2.0
Oracle Corp.	1,973	111,080	0.8
O’Reilly Automotive, Inc.	200	76,152	0.6
PACCAR, Inc.	695	48,747	0.4
Packaging Corp. of America	1,596	161,148	1.2
Palo Alto Networks, Inc.	869	196,863	1.4
Parker-Hannifin Corp.	1,620	283,630	2.0
Paychex, Inc.	6,273	520,973	3.8
Pentair plc	7,448	289,057	2.1
PepsiCo, Inc.	177	22,622	0.2
Philip Morris International, Inc.	1,195	99,914	0.7
Phillips 66	1,039	106,560	0.8
Pinnacle West Capital Corp.	3,156	287,890	2.1
PPG Industries, Inc.	1,090	127,955	0.9
Procter & Gamble Co. (The)	450	53,118	0.4
Public Storage	190	46,124	0.3
PulteGroup, Inc.	3,352	105,622	0.8
Qorvo, Inc.	3,348	245,375	1.8
Qurate Retail, Inc.	2,640	37,330	0.3
Ralph Lauren Corp.	1,930	201,164	1.5
Raymond James Financial, Inc.	330	26,621	0.2
Regeneron Pharmaceuticals, Inc.	244	74,361	0.5
Regions Financial Corp.	13,244	210,977	1.5
Reinsurance Group of America, Inc.	2,361	368,127	2.7
Robert Half International, Inc.	5,986	361,614	2.6
Rockwell Automation, Inc.	1,874	301,302	2.2
Roper Technologies, Inc.	360	130,914	0.9
Ross Stores, Inc.	290	30,749	0.2
S&P Global, Inc.	536	131,293	0.9
Sealed Air Corp.	2,690	112,415	0.8
SEI Investments Co.	3,150	187,708	1.4
ServiceNow, Inc.	2	555	0.0
Simon Property Group, Inc.	175	28,385	0.2
SL Green Realty Corp.	1,599	129,647	0.9
Snap-on, Inc.	1,482	226,168	1.6
Southwest Airlines Co.	5,976	307,943	2.2
Spirit AeroSystems Holdings, Inc., Class A	2,720	209,005	1.5
Starbucks Corp.	5,145	487,180	3.5
Steel Dynamics, Inc.	3,079	97,019	0.7
STERIS plc	1,509	224,630	1.6
Stryker Corp.	762	159,852	1.2
Sun Communities, Inc.	450	59,764	0.4
SunTrust Banks, Inc.	4,102	273,193	2.0
Synchrony Financial	8,109	290,951	2.1
Synopsys, Inc.	947	125,724	0.9
Sysco Corp.	2,889	198,099	1.4
T Rowe Price Group, Inc.	1,390	157,612	1.1
Tableau Software, Inc., Class A	824	139,693	1.0
TD Ameritrade Holding Corp.	1,617	82,629	0.6
Teledyne Technologies, Inc.	677	197,197	1.4
Teradyne, Inc.	14,700	819,231	5.9
Texas Instruments, Inc.	8,909	1,113,714	8.0
TJX Cos., Inc. (The)	4,472	243,992	1.8
Torchmark Corp.	4,274	390,302	2.8
Toro Co. (The)	1,362	99,181	0.7
Tractor Supply Co.	3,371	366,799	2.6
TripAdvisor, Inc.	5,206	229,845	1.7
Ubiquiti Networks, Inc.	753	96,934	0.7
UDR, Inc.	5,127	236,150	1.7
UGI Corp.	3,556	181,676	1.3
Ulta Beauty, Inc.	124	43,307	0.3
Union Pacific Corp.	615	110,669	0.8
United Continental Holdings, Inc.	2,886	265,252	1.9

	Shares	Value	% of Basket Value

United States (continued)
United Parcel Service, Inc., Class B	1,811	$216,360	1.6%
United Rentals, Inc.	430	54,416	0.4
UnitedHealth Group, Inc.	209	52,043	0.4
Universal Health Services, Inc., Class B	340	51,292	0.4
Unum Group	1,450	46,328	0.3
US Bancorp	1,980	113,157	0.8
Valero Energy Corp.	620	52,855	0.4
Varian Medical Systems, Inc.	1,226	143,896	1.0
VeriSign, Inc.	1,953	412,259	3.0
Vertex Pharmaceuticals, Inc.	3,670	611,495	4.4
VF Corp.	1,310	114,481	0.8
Viacom, Inc., Class B	5,836	177,123	1.3
Visa, Inc., Class A	5,097	907,266	6.5
Vistra Energy Corp.	3,240	69,530	0.5
Vornado Realty Trust	1,840	118,349	0.9
Voya Financial, Inc.	17,263	969,663	7.0
WABCO Holdings, Inc.	240	31,778	0.2
Walmart, Inc.	241	26,602	0.2
Waste Management, Inc.	30	3,510	0.0
Waters Corp.	1,073	225,931	1.6
West Pharmaceutical Services, Inc.	1,422	195,198	1.4
Western Union Co. (The)	10,185	213,885	1.5
WR Berkley Corp.	3,570	247,722	1.8
WW Grainger, Inc.	638	185,677	1.3
Xerox Corp.	3,220	103,362	0.7
Xilinx, Inc.	1,190	135,910	1.0
Yum! Brands, Inc.	5,935	667,806	4.8
Zebra Technologies Corp., Class A	85	17,926	0.1
Zions Bancorp	5,755	259,378	1.9
Zoetis, Inc.	1,950	224,036	1.6

		67,251,007

Total Reference Entity — Long		121,279,391

Reference Entity — Short

Australia
Commonwealth Bank of Australia	(1,810)	(101,580)	(0.7)
CSL Ltd.	(1,740)	(271,514)	(2.0)
Fortescue Metals Group Ltd.	(25,350)	(142,726)	(1.0)
National Australia Bank Ltd.	(2,860)	(55,701)	(0.4)
Oil Search Ltd.	(97,630)	(472,760)	(3.4)
Origin Energy Ltd.	(8,900)	(48,159)	(0.3)
Suncorp Group Ltd.	(15,534)	(143,173)	(1.0)
Sydney Airport	(13,180)	(75,230)	(0.5)
Transurban Group	(28,290)	(299,831)	(2.2)
Treasury Wine Estates Ltd.	(18,540)	(222,924)	(1.6)
Westpac Banking Corp.	(10,520)	(206,402)	(1.5)

		(2,040,000)

Austria
Raiffeisen Bank International AG	(5,510)	(129,218)	(0.9)

Belgium
Anheuser-Busch InBev SA/NV	(2,567)	(258,078)	(1.8)
Umicore SA	(13,591)	(425,447)	(3.1)

		(683,525)

Canada
Agnico Eagle Mines Ltd.	(3,320)	(173,404)	(1.3)
Alimentation Couche-Tard, Inc., Class B	(2,546)	(156,063)	(1.1)
Bank of Nova Scotia (The)	(1,250)	(66,734)	(0.5)
Barrick Gold Corp.	(17,153)	(278,908)	(2.0)
Brookfield Asset Management, Inc., Class A	(830)	(40,670)	(0.3)

CONSOLIDATED SCHEDULE OF INVESTMENTS	27

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Canada (continued)
Canadian National Railway Co.	(1,520)	$(143,869)	(1.0)%
Enbridge, Inc.	(10,998)	(367,322)	(2.7)
Fairfax Financial Holdings Ltd.	(180)	(83,392)	(0.6)
Fortis, Inc.	(11,190)	(441,054)	(3.2)
Franco-Nevada Corp.	(2,780)	(241,602)	(1.7)
Intact Financial Corp.	(1,990)	(185,490)	(1.3)
Inter Pipeline Ltd.	(44,850)	(754,750)	(5.4)
Metro Inc/CN	(19,790)	(774,026)	(5.6)
Pembina Pipeline Corp.	(11,204)	(406,546)	(2.9)
Restaurant Brands International, Inc.	(3,030)	(223,311)	(1.6)
Shopify, Inc., Class A	(2,305)	(732,490)	(5.3)
TC Energy Corp.	(4,100)	(200,744)	(1.5)
Teck Resources Ltd., Class B	(11,275)	(230,660)	(1.7)
Toronto-Dominion Bank (The)	(1,500)	(87,684)	(0.6)

		(5,588,719)

Chile
Antofagasta plc	(29,545)	(333,351)	(2.4)

China
BeiGene Ltd., ADR	(350)	(48,069)	(0.3)

Denmark
Chr Hansen Holding A/S	(2,093)	(182,754)	(1.3)
Demant A/S	(13,323)	(392,525)	(2.8)
DSV A/S	(1,700)	(162,255)	(1.2)
Orsted A/S	(2,946)	(268,543)	(1.9)
Tryg A/S	(1,477)	(45,080)	(0.3)

		(1,051,157)

Finland
Elisa OYJ	(1,234)	(58,029)	(0.4)
Fortum OYJ	(2,467)	(56,592)	(0.4)
Nokia OYJ	(127,130)	(685,187)	(5.0)
Sampo OYJ, Class A	(3,460)	(143,672)	(1.0)
Wartsila OYJ Abp	(14,564)	(182,978)	(1.3)

		(1,126,458)

France
Accor SA	(17,205)	(767,551)	(5.5)
Aeroports de Paris	(2,203)	(378,717)	(2.7)
Air Liquide SA	(696)	(96,073)	(0.7)
Atos SE	(330)	(26,536)	(0.2)
BNP Paribas SA	(730)	(34,164)	(0.3)
Bollore SA	(2)	(9)	(0.0)
Edenred	(2,322)	(116,522)	(0.8)
Electricite de France SA	(2,288)	(28,324)	(0.2)
EssilorLuxottica SA	(1,128)	(153,020)	(1.1)
Getlink	(15,203)	(219,520)	(1.6)
Iliad SA	(290)	(29,981)	(0.2)
Ipsen SA	(270)	(30,995)	(0.2)
Orpea	(1,210)	(151,175)	(1.1)
Remy Cointreau SA	(190)	(28,163)	(0.2)
Renault SA	(1,780)	(99,587)	(0.7)
Safran SA	(759)	(108,963)	(0.8)
SCOR SE	(3,780)	(155,337)	(1.1)
Societe Generale SA	(4,640)	(113,655)	(0.8)
Teleperformance	(2,049)	(430,059)	(3.1)
Unibail-Rodamco-Westfield	(2,867)	(384,026)	(2.8)
Valeo SA	(5,247)	(163,509)	(1.2)
Worldline SA	(1,810)	(129,340)	(0.9)

		(3,645,226)

Germany
Axel Springer SE	(600)	(41,414)	(0.3)
Bayer AG (Registered)	(3,120)	(202,079)	(1.5)

	Shares	Value	% of Basket Value

Germany (continued)
Bayerische Motoren Werke AG	(980)	$(72,501)	(0.5)%
Beiersdorf AG	(1,850)	(214,393)	(1.5)
Commerzbank AG	(29,744)	(201,832)	(1.4)
Continental AG	(640)	(87,747)	(0.6)
Daimler AG (Registered)	(3,440)	(178,580)	(1.3)
Delivery Hero SE	(15,572)	(748,006)	(5.4)
Deutsche Bank AG (Registered)	(64,100)	(495,497)	(3.6)
Deutsche Boerse AG	(2,237)	(310,546)	(2.2)
Fraport AG Frankfurt Airport Services Worldwide	(270)	(22,549)	(0.2)
Fresenius Medical Care AG & Co. KGaA	(1,210)	(83,806)	(0.6)
Fresenius SE & Co. KGaA	(1,094)	(54,664)	(0.4)
Infineon Technologies AG	(14,946)	(276,832)	(2.0)
Innogy SE	(652)	(31,404)	(0.2)
KION Group AG	(2,399)	(127,871)	(0.9)
METRO AG	(8,391)	(129,069)	(0.9)
Porsche Automobil Holding SE (Preference)	(5,442)	(356,702)	(2.6)
SAP SE	(868)	(106,101)	(0.8)
Siemens AG (Registered)	(2,163)	(235,406)	(1.7)
Symrise AG	(853)	(78,598)	(0.6)
thyssenkrupp AG	(63,532)	(813,051)	(5.9)
TUI AG	(2,370)	(23,533)	(0.2)
Uniper SE	(250)	(7,702)	(0.1)
United Internet AG (Registered)	(3,495)	(103,668)	(0.7)
Wirecard AG	(1,533)	(257,270)	(1.8)
Zalando SE	(11,863)	(542,692)	(3.9)

		(5,803,513)

Hong Kong
AIA Group Ltd.	(64,200)	(657,136)	(4.7)
CLP Holdings Ltd.	(14,500)	(157,653)	(1.1)
Hong Kong & China Gas Co. Ltd.	(189,200)	(417,773)	(3.0)
Hong Kong Exchanges & Clearing Ltd.	(14,900)	(500,735)	(3.6)
New World Development Co. Ltd.	(112,000)	(157,695)	(1.1)
Techtronic Industries Co. Ltd.	(12,000)	(89,240)	(0.7)
WH Group Ltd.	(237,500)	(231,175)	(1.7)

		(2,211,407)

Italy
Atlantia SpA	(18,064)	(464,522)	(3.4)
Davide Campari-Milano SpA	(24,431)	(227,218)	(1.6)
FinecoBank Banca Fineco SpA	(17,520)	(174,289)	(1.3)
Leonardo SpA	(5,585)	(67,999)	(0.5)
Pirelli & C SpA	(32,860)	(193,551)	(1.4)
Poste Italiane SpA	(6,720)	(71,717)	(0.5)
Recordati SpA	(820)	(36,724)	(0.3)
UniCredit SpA	(11,970)	(140,941)	(1.0)

		(1,376,961)

Japan
ANA Holdings, Inc.	(8,800)	(295,368)	(2.1)
Chugai Pharmaceutical Co. Ltd.	(1,100)	(78,702)	(0.6)
Daifuku Co. Ltd.	(5,200)	(284,405)	(2.0)
Dai-ichi Life Holdings, Inc.	(5,800)	(85,266)	(0.6)
Daiichi Sankyo Co. Ltd.	(4,200)	(255,222)	(1.8)
Daiwa House Industry Co. Ltd.	(1,700)	(48,334)	(0.3)
Daiwa Securities Group, Inc.	(23,200)	(100,028)	(0.7)
Dentsu, Inc.	(3,400)	(112,391)	(0.8)
Don Quijote Holdings Co. Ltd.	(4,600)	(294,286)	(2.1)
FANUC Corp.	(600)	(106,636)	(0.8)
Fast Retailing Co. Ltd.	(500)	(299,912)	(2.2)
Idemitsu Kosan Co. Ltd.	(4,200)	(115,741)	(0.8)
Japan Post Insurance Co. Ltd.	(20,700)	(345,239)	(2.5)

28	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Kansai Electric Power Co., Inc. (The)	(4,200)	$(51,868)	(0.4)%
Keyence Corp.	(300)	(172,155)	(1.2)
Komatsu Ltd.	(8,400)	(187,827)	(1.4)
Kose Corp.	(800)	(136,370)	(1.0)
Kubota Corp.	(9,100)	(140,372)	(1.0)
M3, Inc.	(13,400)	(269,950)	(1.9)
Makita Corp.	(10,000)	(329,719)	(2.4)
Mitsubishi Estate Co. Ltd.	(6,100)	(112,282)	(0.8)
Murata Manufacturing Co. Ltd.	(1,400)	(64,108)	(0.5)
NEC Corp.	(1,500)	(61,319)	(0.4)
Nexon Co. Ltd.	(6,100)	(96,554)	(0.7)
Nidec Corp.	(200)	(26,743)	(0.2)
Obic Co. Ltd.	(2,000)	(213,101)	(1.5)
Oriental Land Co. Ltd.	(600)	(79,167)	(0.6)
Rakuten, Inc.	(47,500)	(484,462)	(3.5)
Renesas Electronics Corp.	(13,200)	(77,580)	(0.6)
Resona Holdings, Inc.	(15,800)	(64,411)	(0.5)
Rohm Co. Ltd.	(400)	(27,877)	(0.2)
Seven & i Holdings Co. Ltd.	(700)	(23,890)	(0.2)
Shimano, Inc.	(1,300)	(183,533)	(1.3)
Shin-Etsu Chemical Co. Ltd.	(500)	(50,908)	(0.4)
Shiseido Co. Ltd.	(1,200)	(88,302)	(0.6)
SMC Corp.	(700)	(253,654)	(1.8)
Softbank Corp.	(12,100)	(163,037)	(1.2)
SoftBank Group Corp.	(5,258)	(268,464)	(1.9)
Subaru Corp.	(2,700)	(62,927)	(0.5)
Sumitomo Metal Mining Co. Ltd.	(3,300)	(93,733)	(0.7)
Sysmex Corp.	(100)	(7,260)	(0.0)
Taisei Corp.	(17,300)	(596,863)	(4.3)
Takeda Pharmaceutical Co. Ltd.	(29,100)	(1,001,503)	(7.2)
TDK Corp.	(3,100)	(238,010)	(1.7)
Terumo Corp.	(3,300)	(96,048)	(0.7)
Tokyo Electric Power Co. Holdings, Inc.	(6,800)	(32,710)	(0.2)
Tokyo Gas Co. Ltd.	(2,600)	(64,900)	(0.5)
Yamaha Motor Co. Ltd.	(2,900)	(50,851)	(0.4)
Yamato Holdings Co. Ltd.	(1,100)	(21,596)	(0.2)
Yaskawa Electric Corp.	(2,900)	(95,966)	(0.7)

		(8,411,550)

Luxembourg
ArcelorMittal	(2,230)	(35,376)	(0.3)
SES SA, FDR	(4,202)	(69,588)	(0.5)

		(104,964)

Macau
Galaxy Entertainment Group Ltd.	(32,000)	(217,834)	(1.6)

Netherlands
ABN AMRO Bank NV, CVA	(3,200)	(64,056)	(0.5)
Adyen NV	(30)	(22,668)	(0.2)
ASML Holding NV	(610)	(135,923)	(1.0)

		(222,647)

Norway
Mowi ASA	(11,509)	(276,595)	(2.0)
Norsk Hydro ASA	(82,138)	(279,375)	(2.0)
Yara International ASA	(3,599)	(168,611)	(1.2)

		(724,581)

Portugal
Jeronimo Martins SGPS SA	(19,010)	(306,747)	(2.2)

South Korea
Amorepacific Corp.	(772)	(90,710)	(0.6)
Celltrion Healthcare Co. Ltd.	(8,290)	(320,672)	(2.3)

	Shares	Value	% of Basket Value

South Korea (continued)
Celltrion, Inc.	(1,468)	$(209,522)	(1.5)%
Hyundai Motor Co.	(2,377)	(252,859)	(1.8)
Korea Shipbuilding & Offshore Engineering Co. Ltd.	(10,733)	(974,438)	(7.0)
LG Chem Ltd.	(2,186)	(618,262)	(4.5)
NAVER Corp.	(4,870)	(565,003)	(4.1)
Samsung Biologies Co. Ltd.	(1,250)	(293,848)	(2.1)
Samsung SDI Co. Ltd.	(5,479)	(1,141,014)	(8.2)
SK Innovation Co. Ltd.	(872)	(125,297)	(0.9)
S-Oil Corp.	(5,204)	(411,127)	(3.0)

		(5,002,752)

Spain
Amadeus IT Group SA	(2,180)	(170,360)	(1.2)
Banco de Sabadell SA	(57,309)	(50,053)	(0.4)
Banco Santander SA	(48,140)	(205,475)	(1.5)
CaixaBank SA	(62,060)	(153,812)	(1.1)
Cellnex Telecom SA	(10,620)	(397,170)	(2.9)
Grifols SA	(10,557)	(342,138)	(2.5)
Industria de Diseno Textil SA	(10,590)	(316,877)	(2.3)
Naturgy Energy Group SA	(1,091)	(27,636)	(0.2)
Siemens Gamesa Renewable Energy SA	(7,418)	(103,797)	(0.7)

		(1,767,318)

Sweden
Alfa Laval AB	(4,360)	(81,445)	(0.6)
Epiroc AB, Class A	(32,293)	(353,860)	(2.6)
Essity AB, Class B	(4,216)	(125,228)	(0.9)
Hexagon AB, Class B	(7,773)	(376,620)	(2.7)
ICA Gruppen AB	(2,821)	(125,323)	(0.9)
Skandinaviska Enskilda Banken AB, Class A	(2,970)	(27,924)	(0.2)
Skanska AB, Class B	(5,530)	(103,251)	(0.7)
Swedbank AB, Class A	(19,320)	(263,094)	(1.9)
Swedish Orphan Biovitrum AB	(5,580)	(107,708)	(0.8)
Telefonaktiebolaget LM Ericsson, Class B	(4,970)	(43,484)	(0.3)

		(1,607,937)

Switzerland
ABB Ltd. (Registered)	(11,470)	(216,521)	(1.6)
Barry Callebaut AG (Registered)	(16)	(31,215)	(0.2)
Chocoladefabriken Lindt & Spruengli AG	(26)	(191,624)	(1.4)
Cie Financiere Richemont SA (Registered)	(4,678)	(400,873)	(2.9)
Credit Suisse Group AG (Registered)	(7,850)	(94,915)	(0.7)
Givaudan SA (Registered)	(29)	(77,128)	(0.6)
Glencore plc	(87,623)	(280,991)	(2.0)
Kuehne + Nagel International AG (Registered)	(1,320)	(194,361)	(1.4)
Lonza Group AG (Registered)	(3,728)	(1,277,040)	(9.2)
Partners Group Holding AG	(220)	(174,964)	(1.3)
Sika AG (Registered)	(2,643)	(381,581)	(2.7)
Swatch Group AG (The)	(465)	(135,070)	(1.0)
Temenos AG (Registered)	(360)	(63,375)	(0.5)
UBS Group AG (Registered)	(34,700)	(387,316)	(2.8)
Vifor Pharma AG	(1,486)	(219,938)	(1.6)

		(4,126,912)

Taiwan
Delta Electronics, Inc.	(75,000)	(362,036)	(2.6)
Hon Hai Precision Industry Co. Ltd.	(87,240)	(218,691)	(1.6)
Largan Precision Co. Ltd.	(2,000)	(270,357)	(1.9)

CONSOLIDATED SCHEDULE OF INVESTMENTS	29

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Taiwan (continued)
MediaTek, Inc.	(24,000)	$(240,053)	(1.7)%

		(1,091,137)

United Arab Emirates
NMC Health plc	(10,440)	(311,772)	(2.2)

United Kingdom
AstraZeneca plc	(664)	(57,366)	(0.4)
BAE Systems plc	(23,976)	(159,290)	(1.1)
Barratt Developments plc	(11,470)	(89,549)	(0.6)
British American Tobacco plc	(3,906)	(139,181)	(1.0)
CNH Industrial NV	(1,340)	(13,568)	(0.1)
Coca-Cola European Partners plc	(5,080)	(280,822)	(2.0)
Croda International plc	(680)	(38,627)	(0.3)
DS Smith plc	(142,123)	(612,995)	(4.4)
Hargreaves Lansdown plc	(2,463)	(62,572)	(0.4)
HSBC Holdings plc	(28,832)	(230,901)	(1.7)
Intertek Group plc	(4,333)	(299,949)	(2.2)
Johnson Matthey plc	(1,710)	(66,676)	(0.5)
Kingfisher plc	(15,130)	(40,849)	(0.3)
Linde plc	(530)	(101,378)	(0.7)
London Stock Exchange Group plc	(1,432)	(115,007)	(0.8)
Melrose Industries plc	(49,752)	(112,286)	(0.8)
Micro Focus International plc	(3,051)	(64,267)	(0.5)
National Grid plc	(13,011)	(133,353)	(1.0)
Ocado Group plc	(11,502)	(173,617)	(1.3)
Prudential plc	(8,670)	(178,379)	(1.3)
Reckitt Benckiser Group plc	(2,136)	(165,120)	(1.2)
Rolls-Royce Holdings plc	(22,378)	(233,903)	(1.7)
Rolls-Royce Holdings plc (Preference), Class C	(1,202,738)	(1,463)	(0.0)
Royal Bank of Scotland Group plc	(26,421)	(69,607)	(0.5)
RSA Insurance Group plc	(41,400)	(281,577)	(2.0)
Smiths Group plc	(10,248)	(203,810)	(1.5)
SSE plc	(15,500)	(206,641)	(1.5)
Standard Chartered plc	(36,207)	(297,973)	(2.1)
Whitbread plc	(3,867)	(212,428)	(1.5)

		(4,643,154)

United States
3M Co.	(687)	(120,033)	(0.9)
Abbott Laboratories	(1,000)	(87,100)	(0.6)
ABIOMED, Inc.	(180)	(50,141)	(0.4)
Activision Blizzard, Inc.	(1,498)	(73,013)	(0.5)
Advanced Micro Devices, Inc.	(17,101)	(520,725)	(3.8)
Alaska Air Group, Inc.	(4,307)	(272,892)	(2.0)
Albemarle Corp.	(8,014)	(584,701)	(4.2)
Alexandria Real Estate Equities, Inc.	(5,660)	(828,398)	(6.0)
Alleghany Corp.	(365)	(250,291)	(1.8)
Allegion plc	(690)	(71,443)	(0.5)
Allergan plc	(786)	(126,153)	(0.9)
Alliant Energy Corp.	(1,238)	(61,331)	(0.4)
Alnylam Pharmaceuticals, Inc.	(3,967)	(307,800)	(2.2)
Altria Group, Inc.	(1,835)	(86,373)	(0.6)
American Airlines Group, Inc.	(4,405)	(134,397)	(1.0)
American Campus Communities, Inc.	(960)	(44,880)	(0.3)
American Homes 4 Rent, Class A	(10,392)	(251,590)	(1.8)
American International Group, Inc.	(3,750)	(209,963)	(1.5)
American Tower Corp.	(312)	(66,025)	(0.5)
American Water Works Co., Inc.	(640)	(73,459)	(0.5)
Amphenol Corp., Class A	(1,788)	(166,856)	(1.2)
Analog Devices, Inc.	(1,015)	(119,222)	(0.9)
Apache Corp.	(1,610)	(39,316)	(0.3)
AptarGroup, Inc.	(500)	(60,510)	(0.4)
Aptiv plc	(2,930)	(256,815)	(1.9)

	Shares	Value	% of Basket Value

United States (continued)
Aqua America, Inc.	(1,711)	$(71,776)	(0.5)%
Aramark	(890)	(32,209)	(0.2)
Archer-Daniels-Midland Co.	(11,770)	(483,512)	(3.5)
Arconic, Inc.	(5,253)	(131,535)	(0.9)
Arista Networks, Inc.	(440)	(120,318)	(0.9)
Arthur J Gallagher & Co.	(3,457)	(312,617)	(2.3)
Assurant, Inc.	(1,315)	(149,068)	(1.1)
AT&T, Inc.	(8,340)	(283,977)	(2.0)
Atlassian Corp. plc, Class A	(3,628)	(508,355)	(3.7)
Atmos Energy Corp.	(1,220)	(133,029)	(1.0)
Baker Hughes a GE Co.	(4,579)	(116,261)	(0.8)
BB&T Corp.	(2,260)	(116,458)	(0.8)
Becton Dickinson and Co.	(2,657)	(671,690)	(4.8)
Berkshire Hathaway, Inc., Class B	(380)	(78,063)	(0.6)
BioMarin Pharmaceutical, Inc.	(3,518)	(279,048)	(2.0)
Bio-Rad Laboratories, Inc., Class A	(210)	(66,129)	(0.5)
Bio-Techne Corp.	(790)	(166,019)	(1.2)
Bluebird Bio, Inc.	(1,508)	(197,895)	(1.4)
Boston Scientific Corp.	(4,589)	(194,849)	(1.4)
Broadcom, Inc.	(250)	(72,498)	(0.5)
Brown & Brown, Inc.	(8,376)	(300,950)	(2.2)
Brown-Forman Corp., Class B	(570)	(31,242)	(0.2)
Bunge Ltd.	(10,242)	(598,440)	(4.3)
Caesars Entertainment Corp.	(20,700)	(245,088)	(1.8)
Camden Property Trust	(940)	(97,487)	(0.7)
Campbell Soup Co.	(841)	(34,767)	(0.2)
Capri Holdings Ltd.	(16,038)	(570,792)	(4.1)
CarMax, Inc.	(3,353)	(294,259)	(2.1)
Carnival Corp.	(2,460)	(116,186)	(0.8)
Caterpillar, Inc.	(220)	(28,967)	(0.2)
Charles River Laboratories International, Inc.	(780)	(104,941)	(0.8)
Charles Schwab Corp. (The)	(2,785)	(120,368)	(0.9)
Charter Communications, Inc., Class A	(765)	(294,816)	(2.1)
Cheniere Energy, Inc.	(3,110)	(202,617)	(1.5)
Chipotle Mexican Grill, Inc.	(30)	(23,866)	(0.2)
Chubb Ltd.	(4,937)	(754,571)	(5.4)
Church & Dwight Co., Inc.	(3,613)	(272,565)	(2.0)
Cigna Corp.	(450)	(76,464)	(0.6)
Cimarex Energy Co.	(4,342)	(220,009)	(1.6)
Clorox Co. (The)	(960)	(156,096)	(1.1)
CME Group, Inc.	(1,068)	(207,641)	(1.5)
Coca-Cola Co. (The)	(8,000)	(421,040)	(3.0)
Cognex Corp.	(2,925)	(128,729)	(0.9)
Cognizant Technology Solutions Corp., Class A	(1,377)	(89,698)	(0.6)
Conagra Brands, Inc.	(3,838)	(110,803)	(0.8)
Concho Resources, Inc.	(2,460)	(240,293)	(1.7)
Constellation Brands, Inc., Class A	(1,940)	(381,831)	(2.8)
Continental Resources, Inc.	(590)	(21,930)	(0.2)
Cooper Cos., Inc. (The)	(624)	(210,538)	(1.5)
Copart, Inc.	(2,572)	(199,407)	(1.4)
CoStar Group, Inc.	(118)	(72,617)	(0.5)
Coty, Inc., Class A	(36,277)	(395,782)	(2.9)
Credit Acceptance Corp.	(371)	(177,349)	(1.3)
Crown Castle International Corp.	(1,510)	(201,223)	(1.4)
Crown Holdings, Inc.	(1,056)	(67,595)	(0.5)
Cullen/Frost Bankers, Inc.	(3,430)	(325,644)	(2.3)
CVS Health Corp.	(3,993)	(223,089)	(1.6)
Cypress Semiconductor Corp.	(1,340)	(30,780)	(0.2)
Danaher Corp.	(1,430)	(200,915)	(1.4)
Deere & Co.	(830)	(137,490)	(1.0)
DENTSPLY SIRONA, Inc.	(5,444)	(296,426)	(2.1)
DexCom, Inc.	(2,993)	(469,512)	(3.4)

30	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Diamondback Energy, Inc.	(1,634)	$(169,005)	(1.2)%
Digital Realty Trust, Inc.	(1,519)	(173,713)	(1.3)
DISH Network Corp., Class A	(1,640)	(55,530)	(0.4)
DocuSign, Inc.	(20,247)	(1,047,175)	(7.5)
Dollar Tree, Inc.	(5,015)	(510,276)	(3.7)
Dominion Energy, Inc.	(9,547)	(709,247)	(5.1)
DR Horton, Inc.	(16,519)	(758,718)	(5.5)
Duke Energy Corp.	(950)	(82,384)	(0.6)
DuPont de Nemours, Inc.	(207)	(14,937)	(0.1)
Edison International	(1,830)	(136,408)	(1.0)
Elanco Animal Health, Inc.	(17,590)	(579,766)	(4.2)
Electronic Arts, Inc.	(1,100)	(101,750)	(0.7)
EOG Resources, Inc.	(1,260)	(108,171)	(0.8)
Equifax, Inc.	(8,341)	(1,160,150)	(8.4)
Equinix, Inc.	(194)	(97,407)	(0.7)
Everest Re Group Ltd.	(180)	(44,395)	(0.3)
Evergy, Inc.	(2,297)	(138,946)	(1.0)
Eversource Energy	(1,240)	(94,066)	(0.7)
Exact Sciences Corp.	(2,629)	(302,624)	(2.2)
Exxon Mobil Corp.	(2,130)	(158,387)	(1.1)
Facebook, Inc., Class A	(1,357)	(263,570)	(1.9)
Ferguson plc	(179)	(13,320)	(0.1)
First Republic Bank	(2,659)	(264,198)	(1.9)
FirstEnergy Corp.	(2,620)	(115,201)	(0.8)
Fiserv, Inc.	(3,244)	(342,015)	(2.5)
Flowserve Corp.	(1,135)	(56,784)	(0.4)
FMC Corp.	(2,221)	(191,939)	(1.4)
FNF Group	(3,919)	(168,047)	(1.2)
Freeport-McMoRan, Inc.	(29,450)	(325,717)	(2.3)
Gaming and Leisure Properties, Inc.	(10,120)	(381,625)	(2.7)
Gartner, Inc.	(2,176)	(303,182)	(2.2)
Genuine Parts Co.	(1,660)	(161,219)	(1.2)
Global Payments, Inc.	(1,190)	(199,825)	(1.4)
GoDaddy, Inc., Class A	(1,030)	(75,581)	(0.5)
GrubHub, Inc.	(5,975)	(404,089)	(2.9)
Guidewire Software, Inc.	(4,606)	(470,180)	(3.4)
Halliburton Co.	(1,370)	(31,510)	(0.2)
Hanesbrands, Inc.	(12,412)	(199,709)	(1.4)
Hasbro, Inc.	(88)	(10,662)	(0.1)
Hess Corp.	(1,296)	(84,033)	(0.6)
Hormel Foods Corp.	(1,168)	(47,876)	(0.3)
Hubbell, Inc.	(440)	(57,147)	(0.4)
Humana, Inc.	(260)	(77,155)	(0.6)
Huntington Bancshares, Inc.	(3,945)	(56,216)	(0.4)
International Flavors & Fragrances, Inc.	(4,092)	(589,207)	(4.2)
Intuitive Surgical, Inc.	(711)	(369,372)	(2.7)
Invesco Ltd.	(16,332)	(313,411)	(2.3)
IPG Photonics Corp.	(2,325)	(304,598)	(2.2)
IQVIA Holdings, Inc.	(220)	(35,017)	(0.3)
Iron Mountain, Inc.	(3,570)	(104,994)	(0.8)
Jack Henry & Associates, Inc.	(1,380)	(192,786)	(1.4)
Jacobs Engineering Group, Inc.	(520)	(42,905)	(0.3)
JB Hunt Transport Services, Inc.	(1,575)	(161,233)	(1.2)
JM Smucker Co. (The)	(371)	(41,251)	(0.3)
KAR Auction Services, Inc.	(4,260)	(113,912)	(0.8)
Kellogg Co.	(4,300)	(250,346)	(1.8)
Keurig Dr Pepper, Inc.	(5,069)	(142,642)	(1.0)
KeyCorp	(9,809)	(180,191)	(1.3)
Keysight Technologies, Inc.	(1,270)	(113,690)	(0.8)
Kimberly-Clark Corp.	(575)	(77,999)	(0.6)
Kinder Morgan, Inc.	(8,760)	(180,631)	(1.3)
KLA Corp.	(550)	(74,976)	(0.5)
Kraft Heinz Co. (The)	(4,240)	(135,722)	(1.0)
L3Harris Technologies, Inc.	(682)	(141,583)	(1.0)

	Shares	Value	% of Basket Value

United States (continued)
Laboratory Corp. of America Holdings	(617)	$(103,360)	(0.7)%
Lennar Corp., Class A	(8,764)	(416,903)	(3.0)
Liberty Media Corp-Liberty Formula One, Class C	(4,877)	(192,056)	(1.4)
Live Nation Entertainment, Inc.	(320)	(23,059)	(0.2)
LKQ Corp.	(5,620)	(151,347)	(1.1)
Marathon Petroleum Corp.	(5,377)	(303,209)	(2.2)
Markel Corp.	(239)	(266,229)	(1.9)
Marriott International, Inc., Class A	(8,206)	(1,141,126)	(8.2)
Marsh & McLennan Cos., Inc.	(1,389)	(137,233)	(1.0)
Martin Marietta Materials, Inc.	(495)	(122,636)	(0.9)
Marvell Technology Group Ltd.	(37,731)	(990,816)	(7.1)
McCormick & Co., Inc. (Non-Voting)	(880)	(139,515)	(1.0)
McDonald’s Corp.	(280)	(59,002)	(0.4)
MGM Resorts International	(2,254)	(67,665)	(0.5)
Microchip Technology, Inc.	(6,701)	(632,708)	(4.6)
Mohawk Industries, Inc.	(1,280)	(159,603)	(1.1)
Molina Healthcare, Inc.	(220)	(29,212)	(0.2)
Mosaic Co. (The)	(2,350)	(59,197)	(0.4)
Mylan NV	(6,089)	(127,260)	(0.9)
National Oilwell Varco, Inc.	(2,310)	(55,024)	(0.4)
National Retail Properties, Inc.	(2,117)	(110,592)	(0.8)
Nektar Therapeutics	(4,956)	(141,048)	(1.0)
Netflix, Inc.	(210)	(67,828)	(0.5)
Neurocrine Biosciences, Inc.	(1,990)	(191,816)	(1.4)
Newell Brands, Inc.	(16,324)	(231,638)	(1.7)
NextEra Energy, Inc.	(3,050)	(631,869)	(4.6)
Nielsen Holdings plc	(6,186)	(143,268)	(1.0)
NiSource, Inc.	(5,890)	(174,874)	(1.3)
Noble Energy, Inc.	(10,043)	(221,749)	(1.6)
Nordson Corp.	(732)	(103,695)	(0.7)
Nucor Corp.	(860)	(46,767)	(0.3)
NVIDIA Corp.	(170)	(28,682)	(0.2)
NVR, Inc.	(10)	(33,441)	(0.2)
Old Republic International Corp.	(5,364)	(122,353)	(0.9)
Omega Healthcare Investors, Inc.	(6,231)	(226,185)	(1.6)
ONEOK, Inc.	(6,153)	(431,202)	(3.1)
Paycom Software, Inc.	(913)	(219,805)	(1.6)
PayPal Holdings, Inc.	(230)	(25,392)	(0.2)
People’s United Financial, Inc.	(7,300)	(119,866)	(0.9)
PerkinElmer, Inc.	(900)	(77,508)	(0.6)
Perrigo Co. plc	(13,468)	(727,407)	(5.2)
Pioneer Natural Resources Co.	(960)	(132,518)	(1.0)
Pool Corp.	(160)	(30,299)	(0.2)
PPL Corp.	(7,620)	(225,781)	(1.6)
PRA Health Sciences, Inc.	(553)	(55,250)	(0.4)
Progressive Corp. (The)	(1,550)	(125,519)	(0.9)
Prologis, Inc.	(6,516)	(525,255)	(3.8)
PTC, Inc.	(9,476)	(642,283)	(4.6)
QIAGEN NV	(7,716)	(291,373)	(2.1)
QUALCOMM, Inc.	(600)	(43,896)	(0.3)
Raytheon Co.	(580)	(105,728)	(0.8)
Realty Income Corp.	(3,420)	(236,698)	(1.7)
Regency Centers Corp.	(3,470)	(231,449)	(1.7)
ResMed, Inc.	(660)	(84,942)	(0.6)
Rollins, Inc.	(710)	(23,806)	(0.2)
RPM International, Inc.	(1,070)	(72,578)	(0.5)
Sage Therapeutics, Inc.	(689)	(110,474)	(0.8)
Santander Consumer USA Holdings, Inc.	(1,920)	(51,667)	(0.4)
Sarepta Therapeutics, Inc.	(1,870)	(278,350)	(2.0)
Seattle Genetics, Inc.	(3,480)	(263,471)	(1.9)
Sempra Energy	(670)	(90,738)	(0.7)
Sensata Technologies Holding plc	(1,513)	(71,762)	(0.5)

CONSOLIDATED SCHEDULE OF INVESTMENTS	31

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Service Corp. International	(1,250)	$(57,675)	(0.4)%
ServiceMaster Global Holdings, Inc.	(1,680)	(89,426)	(0.6)
Sirius XM Holdings, Inc.	(7,210)	(45,135)	(0.3)
Skyworks Solutions, Inc.	(380)	(32,406)	(0.2)
Southern Co. (The)	(860)	(48,332)	(0.3)
Splunk, Inc.	(639)	(86,463)	(0.6)
Square, Inc., Class A	(5,537)	(445,230)	(3.2)
SS&C Technologies Holdings, Inc.	(9,219)	(442,051)	(3.2)
Stanley Black & Decker, Inc.	(784)	(115,711)	(0.8)
Starwood Property Trust, Inc.	(2,427)	(56,379)	(0.4)
State Street Corp.	(1,866)	(108,396)	(0.8)
Symantec Corp.	(4,760)	(102,626)	(0.7)
Take-Two Interactive Software, Inc.	(1,589)	(194,684)	(1.4)
Targa Resources Corp.	(12,905)	(502,134)	(3.6)
Teleflex, Inc.	(653)	(221,850)	(1.6)
Tesla, Inc.	(2,349)	(567,542)	(4.1)
Thermo Fisher Scientific, Inc.	(214)	(59,424)	(0.4)
Tiffany & Co.	(3,743)	(351,543)	(2.5)
T-Mobile US, Inc.	(1,730)	(137,933)	(1.0)
TransUnion	(4,709)	(389,858)	(2.8)
Trimble, Inc.	(3,912)	(165,321)	(1.2)
Twilio, Inc., Class A	(5,250)	(730,328)	(5.3)
Twitter, Inc.	(2,010)	(85,043)	(0.6)
Tyler Technologies, Inc.	(1,451)	(338,591)	(2.4)
Tyson Foods, Inc., Class A	(870)	(69,165)	(0.5)
Universal Display Corp.	(700)	(147,756)	(1.1)
Vail Resorts, Inc.	(980)	(241,590)	(1.7)
Ventas, Inc.	(3,033)	(204,091)	(1.5)
Verizon Communications, Inc.	(970)	(53,612)	(0.4)
VICI Properties, Inc.	(1,508)	(32,181)	(0.2)
Wabtec Corp.	(4,240)	(329,363)	(2.4)
Walt Disney Co. (The)	(4,010)	(573,470)	(4.1)
Wayfair, Inc., Class A	(552)	(72,400)	(0.5)
WEC Energy Group, Inc.	(1,560)	(133,318)	(1.0)
Welltower, Inc.	(3,146)	(261,496)	(1.9)
Western Digital Corp.	(5,524)	(297,688)	(2.1)
Westlake Chemical Corp.	(1,840)	(124,329)	(0.9)
WEX, Inc.	(130)	(28,349)	(0.2)
Weyerhaeuser Co.	(5,785)	(146,997)	(1.1)
Whirlpool Corp.	(240)	(34,915)	(0.3)
Willis Towers Watson plc	(555)	(108,347)	(0.8)
Workday, Inc., Class A	(1,226)	(245,175)	(1.8)
Wynn Resorts Ltd.	(1,174)	(152,702)	(1.1)
Xylem, Inc.	(3,207)	(257,490)	(1.9)
Zayo Group Holdings, Inc.	(6,360)	(214,523)	(1.5)
Zendesk, Inc.	(1,935)	(161,689)	(1.2)
Zimmer Biomet Holdings, Inc.	(774)	(104,591)	(0.8)

		(54,831,177)

Total Reference Entity — Short		(107,408,086)

Net Value of Reference Entity — Citibank NA		$13,871,305

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of July 31, 2019, expiration dates 02/13/20 — 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
AGL Energy Ltd.	11,214	$160,711	1.2
Aristocrat Leisure Ltd.	2,240	46,612	0.3
Aurizon Holdings Ltd.	101,790	399,598	3.0

	Shares	Value	% of Basket Value

Australia (continued)
Australia & New Zealand Banking Group Ltd.	4,836	$91,907	0.7%
BHP Group Ltd.	10,196	280,703	2.1
BHP Group plc	24,062	573,723	4.3
Cochlear Ltd.	550	82,637	0.6
Goodman Group	11,998	121,342	0.9
GPT Group (The)	12,240	51,956	0.4
Mirvac Group	74,340	163,347	1.2
Newcrest Mining Ltd.	18,143	437,885	3.3
Qantas Airways Ltd.	16,660	64,857	0.5
QBE Insurance Group Ltd.	28,250	240,758	1.8
Rio Tinto Ltd.	6,427	430,142	3.2
Rio Tinto plc	450	25,412	0.2
South32 Ltd.	11,750	25,001	0.2
Telstra Corp. Ltd.	14,089	38,200	0.3
Wesfarmers Ltd.	44,721	1,197,631	8.9
Woodside Petroleum Ltd.	6,270	147,853	1.1
Woolworths Group Ltd.	6,300	153,596	1.1

		4,733,871

Austria
Erste Group Bank AG	6,510	233,661	1.7
OMV AG	4,455	222,915	1.7

		456,576

Belgium
Ageas	1,670	89,656	0.7
Groupe Bruxelles Lambert SA	1,600	150,840	1.1
KBC Group NV	650	41,794	0.3
Solvay SA	440	45,054	0.3
UCB SA	3,518	274,321	2.0

		601,665

Canada
Bank of Montreal	8,287	620,363	4.6
BCE, Inc.	2,360	106,645	0.8
Canadian Imperial Bank of Commerce	1,056	83,077	0.6
Canadian Natural Resources Ltd.	10,065	254,942	1.9
Canadian Pacific Railway Ltd.	361	86,191	0.6
Canadian Tire Corp. Ltd., Class A	1,414	154,396	1.1
CGI, Inc.	2,970	228,590	1.7
Constellation Software, Inc.	460	437,655	3.3
Great-West Lifeco, Inc.	5,430	119,231	0.9
Hydro One Ltd.	12,940	228,543	1.7
Imperial Oil Ltd.	4,770	130,617	1.0
Magna International, Inc.	7,192	362,621	2.7
Manulife Financial Corp.	5,980	108,291	0.8
National Bank of Canada	6,000	290,408	2.2
Nutrien Ltd.	1,420	77,830	0.6
Power Corp. of Canada	1,960	41,552	0.3
Power Financial Corp.	21,120	462,310	3.4
Rogers Communications, Inc., Class B	9,974	517,744	3.9
Royal Bank of Canada	11,468	905,588	6.8
Shaw Communications, Inc., Class B	7,240	141,915	1.1
Sun Life Financial, Inc.	17,360	721,338	5.4
Suncor Energy, Inc.	12,491	358,414	2.7
TELUS Corp.	1,260	45,291	0.3
Thomson Reuters Corp.	6,090	409,065	3.0

		6,892,617

China
BOC Hong Kong Holdings Ltd.	69,500	264,823	2.0

32	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Denmark
Carlsberg A/S, Class B	4,055	$553,872	4.1%
Coloplast A/S, Class B	2,740	320,020	2.4
Genmab A/S	390	72,230	0.6
H Lundbeck A/S	681	26,252	0.2
Novo Nordisk A/S, Class B	13,691	657,433	4.9
Novozymes A/S, Class B	522	24,140	0.2

		1,653,947

Finland
Neste OYJ	5,822	192,687	1.5
Stora Enso OYJ, Class R	11,290	130,020	1.0
UPM-Kymmene OYJ	7,353	198,200	1.5

		520,907

France
Alstom SA	9,290	400,109	3.0
Arkema SA	1,785	160,660	1.2
AXA SA	14,286	359,839	2.7
Bouygues SA	690	24,701	0.2
Bureau Veritas SA	9,060	225,750	1.7
Carrefour SA	4,930	94,988	0.7
Covivio	926	94,666	0.7
Credit Agricole SA	13,382	159,299	1.2
Danone SA	2,502	217,146	1.6
Dassault Systemes SE	1,831	278,525	2.1
Eiffage SA	2,972	293,670	2.2
Engie SA	3,610	55,556	0.4
Faurecia SE	65	3,076	0.0
Gecina SA	750	115,073	0.9
Hermes International	90	63,218	0.5
Kering SA	348	179,746	1.3
Klepierre SA	5,540	170,891	1.3
Legrand SA	2,281	160,677	1.2
L’Oreal SA	1,449	387,701	2.9
LVMH Moet Hennessy Louis Vuitton SE	522	215,617	1.6
Orange SA	17,031	252,442	1.9
Pernod Ricard SA	190	33,342	0.2
Peugeot SA	17,515	413,406	3.1
Publicis Groupe SA	4,889	241,252	1.8
Schneider Electric SE	3,820	329,575	2.5
Suez	2,640	38,811	0.3
TOTAL SA	4,214	218,412	1.6
Veolia Environnement SA	16,405	413,994	3.1
Vivendi SA	10,507	291,832	2.2

		5,893,974

Germany
adidas AG	280	89,248	0.7
Allianz SE (Registered)	3,317	769,574	5.8
BASF SE	4,038	268,060	2.0
Covestro AG	6,716	302,899	2.3
Deutsche Post AG (Registered)	11,443	372,201	2.8
Deutsche Telekom AG (Registered)	53,625	878,435	6.6
E.ON SE	2,300	22,905	0.2
Evonik Industries AG	6,260	178,139	1.3
Hannover Rueck SE	368	57,385	0.4
HeidelbergCement AG	8,584	619,915	4.6
Henkel AG & Co. KGaA (Preference)	3,037	313,160	2.3
HOCHTIEF AG	312	35,355	0.3
LEG Immobilien AG	540	62,273	0.5
Merck KGaA	2,120	216,227	1.6
MTU Aero Engines AG	226	56,319	0.4
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	1,421	338,635	2.5

	Shares	Value	% of Basket Value

Germany (continued)
RWE AG	443	$11,969	0.1%
Volkswagen AG	1,200	204,593	1.5
Volkswagen AG (Preference)	745	124,483	0.9

		4,921,775

Hong Kong
CK Asset Holdings Ltd.	53,500	402,274	3.0
Hang Seng Bank Ltd.	4,700	111,709	0.8
Henderson Land Development Co. Ltd.	17,000	87,926	0.7
Link REIT	15,000	174,468	1.3
Power Assets Holdings Ltd.	28,500	203,697	1.5
Sun Hung Kai Properties Ltd.	12,000	193,384	1.5

		1,173,458

Ireland
AerCap Holdings NV	842	45,914	0.3

Italy
Assicurazioni Generali SpA	28,328	528,326	3.9
Enel SpA	45,679	312,473	2.3
Eni SpA	20,380	318,362	2.4
Intesa Sanpaolo SpA	49,220	106,754	0.8
Mediobanca Banca di Credito Finanziario SpA	10,140	101,563	0.8
Moncler SpA	1,181	48,492	0.4
Snam SpA	24,690	121,222	0.9
Telecom Italia SpA	107,580	60,484	0.4

		1,597,676

Japan
AGC, Inc.	3,300	101,079	0.8
Ajinomoto Co., Inc.	19,500	349,410	2.6
Asahi Group Holdings Ltd.	4,800	207,912	1.6
Astellas Pharma, Inc.	34,900	494,599	3.7
Bandai Namco Holdings, Inc.	1,000	53,759	0.4
Bridgestone Corp.	1,500	56,311	0.4
Canon, Inc.	2,700	73,227	0.5
Denso Corp.	3,200	135,825	1.0
East Japan Railway Co.	1,200	110,010	0.8
FUJIFILM Holdings Corp.	6,900	327,049	2.4
Fujitsu Ltd.	700	54,627	0.4
Hitachi Ltd.	13,000	460,913	3.4
Inpex Corp.	2,700	23,680	0.2
Isuzu Motors Ltd.	5,500	60,860	0.5
ITOCHU Corp.	10,300	196,120	1.5
Japan Tobacco, Inc.	4,500	99,152	0.7
JFE Holdings, Inc.	6,600	87,259	0.7
Kikkoman Corp.	3,600	163,667	1.2
Kirin Holdings Co. Ltd.	100	2,169	0.0
Marubeni Corp.	35,800	232,076	1.7
Mazda Motor Corp.	25,000	241,868	1.8
MEIJI Holdings Co. Ltd.	3,500	243,057	1.8
Mitsubishi Chemical Holdings Corp.	29,100	206,596	1.5
Mitsubishi Corp.	7,300	196,022	1.5
Mitsubishi Electric Corp.	3,800	49,631	0.4
Mitsubishi Heavy Industries Ltd.	4,900	202,131	1.5
Mitsubishi UFJ Financial Group, Inc.	22,500	111,128	0.8
Mizuho Financial Group, Inc.	551,600	782,898	5.8
MS&AD Insurance Group Holdings, Inc.	1,000	32,779	0.2
Nintendo Co. Ltd.	100	36,789	0.3
Nippon Steel Corp.	11,000	172,339	1.3
Nippon Telegraph & Telephone Corp.	7,300	329,457	2.5
Nissan Chemical Corp.	3,300	144,313	1.1

CONSOLIDATED SCHEDULE OF INVESTMENTS	33

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Nissan Motor Co. Ltd.	46,000	$298,997	2.2%
NTT Data Corp.	4,800	63,025	0.5
NTT DOCOMO, Inc.	17,100	410,013	3.1
Omron Corp.	4,400	209,336	1.6
ORIX Corp.	2,400	34,253	0.3
Panasonic Corp.	5,100	43,004	0.3
Recruit Holdings Co. Ltd.	4,500	152,381	1.1
Secom Co. Ltd.	800	62,697	0.5
Sekisui House Ltd.	18,000	302,641	2.3
Shionogi & Co. Ltd.	6,200	343,263	2.6
Sumitomo Chemical Co. Ltd.	36,300	165,536	1.2
Sumitomo Corp.	11,300	167,677	1.3
Sumitomo Mitsui Financial Group, Inc.	7,300	255,280	1.9
Sumitomo Mitsui Trust Holdings, Inc.	900	30,761	0.2
T&D Holdings, Inc.	3,400	38,181	0.3
Tokio Marine Holdings, Inc.	2,100	111,470	0.8
Toyota Motor Corp.	2,100	135,688	1.0
Trend Micro, Inc.	700	30,521	0.2
West Japan Railway Co.	1,100	90,043	0.7
Yamaha Corp.	1,800	84,856	0.6

		9,068,335

Luxembourg
Tenaris SA	12,551	157,251	1.2

Macau
Sands China Ltd.	43,600	209,274	1.6
Wynn Macau Ltd.	19,600	43,979	0.3

		253,253

Netherlands
Akzo Nobel NV	7,444	702,374	5.2
EXOR NV	1,448	100,841	0.8
Heineken Holding NV	2,200	222,305	1.7
Heineken NV	3,161	339,139	2.5
Koninklijke DSM NV	2,177	269,704	2.0
Koninklijke KPN NV	35,740	101,911	0.8
Koninklijke Philips NV	2,968	139,231	1.0
NN Group NV	3,610	135,632	1.0
Randstad NV	2,330	116,952	0.9
Royal Dutch Shell plc, Class A	16,825	531,090	4.0
Wolters Kluwer NV	4,779	346,407	2.6

		3,005,586

Norway
Aker BP ASA	5,400	152,814	1.2
DNB ASA	5,968	106,771	0.8
Equinor ASA	47,725	855,724	6.4
Orkla ASA	8,120	69,066	0.5
Telenor ASA	15,230	308,605	2.3

		1,492,980

Portugal
EDP - Energias de Portugal SA	17,140	62,743	0.5

Russia
Evraz plc	30,330	237,568	1.8

Singapore
Mapletree Industrial Trust	3,900	6,378	0.1
United Overseas Bank Ltd.	2,200	41,916	0.3

		48,294

South Africa
Mondi plc	4,408	96,032	0.7

	Shares	Value	% of Basket Value

South Korea
Hana Financial Group, Inc.	12,674	$370,969	2.8%
KB Financial Group, Inc.	5,439	198,751	1.5
Kia Motors Corp.	7,390	272,210	2.0
LG Electronics, Inc.	1,060	58,045	0.4
LG Household & Health Care Ltd.	195	206,471	1.5
NCSoft Corp.	329	133,897	1.0
POSCO	2,488	468,944	3.5
Samsung Electro-Mechanics Co. Ltd.	2,998	229,834	1.7
Samsung Electronics Co. Ltd.	18,041	683,298	5.1
Samsung Electronics Co. Ltd. (Preference)	14,760	456,480	3.4
Shinhan Financial Group Co. Ltd.	12,515	458,407	3.4

		3,537,306

Spain
ACS Actividades de Construccion y Servicios SA	2,474	99,966	0.7
Aena SME SA	1,060	192,159	1.4
Iberdrola SA	35,240	334,336	2.5
Merlin Properties Socimi SA	4,170	56,936	0.4
Red Electrica Corp. SA	341	6,429	0.1
Repsol SA	32,992	523,280	3.9
Telefonica SA	59,397	452,820	3.4

		1,665,926

Sweden
Atlas Copco AB, Class A	29,388	864,236	6.5
Boliden AB	5,069	114,951	0.9
Hennes & Mauritz AB, Class B	5,209	90,819	0.7
Investor AB, Class B	8,031	381,846	2.8
Lundin Petroleum AB	7,170	225,523	1.7
Sandvik AB	8,248	126,571	0.9
SKF AB, Class B	359	5,889	0.0
Svenska Handelsbanken AB, Class A	4,490	40,401	0.3
Swedish Match AB	8,092	308,743	2.3
Telia Co. AB	69,178	307,749	2.3
Volvo AB, Class B	3,642	54,102	0.4

		2,520,830

Switzerland
Adecco Group AG (Registered)	6,310	344,268	2.6
Baloise Holding AG (Registered)	638	115,233	0.9
Coca-Cola HBC AG	9,808	337,486	2.5
Geberit AG (Registered)	460	212,355	1.6
Logitech International SA (Registered)	1,134	46,635	0.4
Nestle SA (Registered)	6,457	685,005	5.1
Novartis AG (Registered)	338	30,994	0.2
Roche Holding AG	154	41,221	0.3
Schindler Holding AG	510	117,571	0.9
SGS SA (Registered)	81	200,027	1.5
Sonova Holding AG (Registered)	900	206,961	1.5
STMicroelectronics NV	10,290	188,584	1.4
Straumann Holding AG (Registered)	313	255,346	1.9
Swiss Life Holding AG (Registered)	1,224	591,485	4.4
Swiss Re AG	667	64,590	0.5
Swisscom AG (Registered)	477	231,174	1.7
Zurich Insurance Group AG	402	139,828	1.0

		3,808,763

United Kingdom
3i Group plc	15,615	210,413	1.6
Ashtead Group plc	4,780	131,436	1.0
Associated British Foods plc	7,383	216,998	1.6

34	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United Kingdom (continued)
BP plc	59,062	$390,798	2.9%
British Land Co. plc (The)	61,861	381,889	2.8
Burberry Group plc	10,835	298,762	2.2
Centrica plc	52,370	48,211	0.4
Compass Group plc	4,611	116,661	0.9
Diageo plc	7,054	294,153	2.2
GlaxoSmithKline plc	7,167	148,220	1.1
Halma plc	2,300	55,544	0.4
InterContinental Hotels Group plc	4,097	284,638	2.1
J Sainsbury plc	52,256	124,695	0.9
Land Securities Group plc	23,751	229,856	1.7
Lloyds Banking Group plc	44,950	29,077	0.2
Next plc	1,187	87,375	0.6
Pearson plc	15,995	169,377	1.3
Persimmon plc	4,227	103,133	0.8
RELX plc	4,900	116,220	0.9
Sage Group plc (The)	47,150	411,167	3.1
Segro plc	17,419	161,619	1.2
Smith & Nephew plc	5,011	113,443	0.8
Taylor Wimpey plc	94,381	184,924	1.4
Unilever plc	6,165	370,900	2.8
United Utilities Group plc	9,603	91,781	0.7
Vodafone Group plc	14,430	26,262	0.2
Wm Morrison Supermarkets plc	68,527	161,815	1.2
WPP plc	1,600	18,847	0.1

		4,978,214

United States
AbbVie, Inc.	3,748	249,692	1.9
Adobe Systems, Inc.	860	257,020	1.9
Advance Auto Parts, Inc.	348	52,423	0.4
AES Corp.	25,174	422,671	3.2
Aflac, Inc.	3,885	204,506	1.5
Agilent Technologies, Inc.	2,803	194,556	1.5
AGNC Investment Corp.	16,251	278,542	2.1
Akamai Technologies, Inc.	9,122	803,922	6.0
Alexion Pharmaceuticals, Inc.	2,560	290,022	2.2
Align Technology, Inc.	370	77,360	0.6
Allstate Corp. (The)	2,432	261,197	2.0
Ally Financial, Inc.	7,710	253,736	1.9
Alphabet, Inc., Class C	210	255,579	1.9
Amdocs Ltd.	7,032	449,978	3.4
Ameren Corp.	3,757	284,367	2.1
American Electric Power Co., Inc.	1,302	114,329	0.9
American Express Co.	632	78,602	0.6
American Financial Group, Inc.	796	81,494	0.6
Ameriprise Financial, Inc.	1,879	273,413	2.0
AmerisourceBergen Corp.	2,080	181,272	1.4
AMETEK, Inc.	2,110	189,077	1.4
Amgen, Inc.	3,657	682,323	5.1
Annaly Capital Management, Inc.	28,439	271,592	2.0
ANSYS, Inc.	1,122	227,901	1.7
Anthem, Inc.	80	23,569	0.2
AO Smith Corp.	7,504	341,057	2.5
Apartment Investment & Management Co., Class A	4,439	219,908	1.6
Apple, Inc.	340	72,434	0.5
Applied Materials, Inc.	3,315	163,662	1.2
Arrow Electronics, Inc.	3,680	267,205	2.0
Aspen Technology, Inc.	9,028	1,190,522	8.9
Athene Holding Ltd., Class A	8,748	357,443	2.7
Autodesk, Inc.	840	131,183	1.0
Automatic Data Processing, Inc.	4,901	816,115	6.1
AutoZone, Inc.	132	148,241	1.1
AvalonBay Communities, Inc.	665	138,845	1.0

	Shares	Value	% of Basket Value

United States (continued)
Avery Dennison Corp.	2,032	$233,416	1.7%
AXA Equitable Holdings, Inc.	3,933	88,414	0.7
Axalta Coating Systems Ltd.	7,250	214,818	1.6
Baxter International, Inc.	3,162	265,513	2.0
Best Buy Co., Inc.	4,035	308,799	2.3
Biogen, Inc.	757	180,030	1.3
Black Knight, Inc.	1,750	110,810	0.8
Boeing Co. (The)	1,381	471,170	3.5
Booz Allen Hamilton Holding Corp.	6,431	442,131	3.3
Boston Properties, Inc.	1,380	183,471	1.4
Bristol-Myers Squibb Co.	9,058	402,266	3.0
Broadridge Financial Solutions, Inc.	1,997	253,859	1.9
Burlington Stores, Inc.	1,438	259,919	1.9
Cabot Oil & Gas Corp.	4,121	78,958	0.6
Cadence Design Systems, Inc.	328	24,242	0.2
Capital One Financial Corp.	1,955	180,681	1.3
Cardinal Health, Inc.	4,850	221,790	1.7
Carlisle Cos., Inc.	540	77,873	0.6
Carnival plc	4,025	181,685	1.4
CBRE Group, Inc., Class A	5,757	305,179	2.3
CBS Corp. (Non-Voting), Class B	5,629	289,950	2.2
CDW Corp.	3,795	448,417	3.3
Celanese Corp.	2,938	329,555	2.5
Celgene Corp.	7,155	657,258	4.9
Cerner Corp.	1,100	78,815	0.6
CF Industries Holdings, Inc.	1,660	82,270	0.6
CH Robinson Worldwide, Inc.	4,573	382,897	2.9
Chevron Corp.	1,930	237,602	1.8
Cintas Corp.	1,380	359,407	2.7
Cisco Systems, Inc.	4,444	246,198	1.8
Citigroup, Inc.	7,740	550,778	4.1
Citizens Financial Group, Inc.	5,591	208,321	1.6
Citrix Systems, Inc.	7,231	681,449	5.1
Colgate-Palmolive Co.	2,738	196,424	1.5
Columbia Sportswear Co.	610	64,648	0.5
Comcast Corp., Class A	8,185	353,346	2.6
Comerica, Inc.	1,677	122,756	0.9
Commerce Bancshares, Inc.	1,036	63,020	0.5
ConocoPhillips	6,467	382,070	2.9
Corning, Inc.	7,738	237,943	1.8
CSX Corp.	1,012	71,245	0.5
Cummins, Inc.	3,117	511,188	3.8
Darden Restaurants, Inc.	2,069	251,508	1.9
DaVita, Inc.	1,231	73,675	0.6
Devon Energy Corp.	16,393	442,611	3.3
Discover Financial Services	3,819	342,717	2.6
Discovery, Inc., Class C	16,990	479,798	3.6
Dollar General Corp.	530	71,031	0.5
Douglas Emmett, Inc.	613	25,023	0.2
Dover Corp.	3,383	327,644	2.4
Duke Realty Corp.	3,810	126,987	0.9
Dunkin’ Brands Group, Inc.	450	36,072	0.3
Eastman Chemical Co.	70	5,274	0.0
Eaton Corp. plc	2,552	209,749	1.6
eBay, Inc.	9,145	376,683	2.8
Ecolab, Inc.	130	26,225	0.2
Edwards Lifesciences Corp.	546	116,216	0.9
Eli Lilly & Co.	3,054	332,733	2.5
Encompass Health Corp.	1,233	78,715	0.6
Entergy Corp.	3,754	396,497	3.0
Equity Lifestyle Properties, Inc.	487	60,510	0.5
Equity Residential	1,063	83,860	0.6
Estee Lauder Cos., Inc. (The), Class A	1,078	198,557	1.5
Evergy, Inc.	1	61	0.0

CONSOLIDATED SCHEDULE OF INVESTMENTS	35

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Exelon Corp.	17,030	$767,372	5.7%
Expedia Group, Inc.	470	62,388	0.5
Expeditors International of Washington, Inc.	5,417	413,588	3.1
Fair Isaac Corp.	404	140,358	1.0
Fastenal Co.	6,080	187,264	1.4
Federal Realty Investment Trust	351	46,336	0.3
FedEx Corp.	230	39,222	0.3
Fifth Third Bancorp	2,149	63,804	0.5
Ford Motor Co.	5,050	48,126	0.4
Fortinet, Inc.	4,522	363,162	2.7
Fortune Brands Home & Security, Inc.	2,988	164,161	1.2
Gap, Inc. (The)	5,657	110,312	0.8
Garmin Ltd.	2,011	158,044	1.2
General Motors Co.	4,789	193,188	1.4
Gilead Sciences, Inc.	3,574	234,168	1.7
Graco, Inc.	4,813	231,409	1.7
Hartford Financial Services Group, Inc. (The)	12,192	702,625	5.2
HCA Healthcare, Inc.	5,058	675,294	5.0
HD Supply Holdings, Inc.	11,710	474,372	3.5
Henry Schein, Inc.	3,255	216,588	1.6
Herbalife Nutrition Ltd.	6,327	259,534	1.9
Hershey Co. (The)	1,640	248,854	1.9
Hewlett Packard Enterprise Co.	18,673	268,331	2.0
Hill-Rom Holdings, Inc.	1,351	144,071	1.1
Hilton Worldwide Holdings, Inc.	1,154	111,419	0.8
HollyFrontier Corp.	1,995	99,291	0.7
Hologic, Inc.	1,410	72,262	0.5
Home Depot, Inc. (The)	1,399	298,952	2.2
Honeywell International, Inc.	4,192	722,952	5.4
Host Hotels & Resorts, Inc.	5,546	96,445	0.7
HP, Inc.	8,262	173,832	1.3
IAC/lnterActiveCorp.	110	26,296	0.2
IDEX Corp.	1,481	249,134	1.9
IDEXX Laboratories, Inc.	1,031	290,794	2.2
Illinois Tool works, Inc.	790	121,842	0.9
Incyte Corp.	910	77,277	0.6
Ingersoll-Rand plc	2,141	264,756	2.0
Ingredion, Inc.	680	52,557	0.4
International Business Machines Corp.	1,421	210,649	1.6
International Paper Co.	1,853	81,365	0.6
Interpublic Group of Cos., Inc. (The)	13,863	317,740	2.4
Intuit, Inc.	287	79,588	0.6
lonis Pharmaceuticals, Inc.	6,040	397,794	3.0
Jazz Pharmaceuticals plc	1,410	196,526	1.5
Johnson & Johnson	2,539	330,629	2.5
Johnson Controls International plc	1,130	47,957	0.4
Jones Lang LaSalle, Inc.	229	33,363	0.2
Juniper Networks, Inc.	3,128	84,519	0.6
Kimco Realty Corp.	8,260	158,675	1.2
Kohl’s Corp.	3,594	193,573	1.4
Kroger Co. (The)	3,858	81,635	0.6
Lam Research Corp.	130	27,119	0.2
Lamar Advertising Co., Class A	171	13,837	0.1
Lear Corp.	1,984	251,532	1.9
Leidos Holdings, Inc.	740	60,754	0.5
Lennox International, Inc.	1,044	267,765	2.0
Liberty Media Corp-Liberty SiriusXM, Class C	6,569	274,978	2.1
Liberty Property Trust	3,454	180,644	1.3
Lincoln National Corp.	2,664	174,066	1.3
Loews Corp.	490	26,235	0.2

	Shares	Value	% of Basket Value

United States (continued)
Lowe’s Cos., Inc.	497	$50,396	0.4%
Lululemon Athletica, Inc.	634	121,151	0.9
LyondellBasell Industries NV, Class A	1,660	138,925	1.0
Macy’s, Inc.	1,570	35,686	0.3
Marathon Oil Corp.	14,390	202,467	1.5
Masco Corp.	6,439	262,518	2.0
Maxim Integrated Products, Inc.	3,979	235,517	1.8
McKesson Corp.	1,620	225,099	1.7
Merck & Co., Inc.	1,792	148,718	1.1
MetLife, Inc.	6,955	343,716	2.6
Mettler-Toledo International, Inc.	772	584,211	4.4
Microsoft Corp.	3,950	538,266	4.0
Mondelez International, Inc., Class A	4,695	251,136	1.9
Monster Beverage Corp.	460	29,656	0.2
Morgan Stanley	2,587	115,277	0.9
Motorola Solutions, Inc.	3,679	610,567	4.6
MSCI, Inc.	470	106,803	0.8
NetApp, Inc.	1,144	66,913	0.5
New Residential Investment Corp.	12,930	202,872	1.5
Newmont Mining Corp.	1,930	70,484	0.5
NIKE, Inc., Class B	8,862	762,398	5.7
Nordstrom, Inc.	2,110	69,862	0.5
Norfolk Southern Corp.	1,126	215,201	1.6
Norwegian Cruise Line Holdings Ltd.	2,250	111,240	0.8
NRG Energy, Inc.	7,846	267,862	2.0
Occidental Petroleum Corp.	1,984	101,898	0.8
OGE Energy Corp.	3,428	147,233	1.1
Old Dominion Freight Line, Inc.	477	79,649	0.6
Omnicom Group, Inc.	524	42,035	0.3
ON Semiconductor Corp.	2,072	44,569	0.3
Oracle Corp.	5,256	295,913	2.2
O’Reilly Automotive, Inc.	185	70,441	0.5
Parker-Hannifin Corp.	877	153,545	1.1
Paychex, Inc.	11,059	918,450	6.9
Pentair plc	141	5,472	0.0
PepsiCo, Inc.	1,860	237,727	1.8
Pfizer, Inc.	3,488	135,474	1.0
Philip Morris International, Inc.	2,723	227,670	1.7
Phillips 66	3,908	400,804	3.0
Pinnacle West Capital Corp.	4,733	431,744	3.2
PPG Industries, Inc.	640	75,130	0.6
Public Storage	390	94,676	0.7
PulteGroup, Inc.	3,094	97,492	0.7
PVH Corp.	1,180	104,926	0.8
Qorvo, Inc.	2,887	211,588	1.6
Qurate Retail, Inc.	3,880	54,863	0.4
Ralph Lauren Corp.	2,256	235,143	1.8
Raymond James Financial, Inc.	760	61,309	0.5
Regeneron Pharmaceuticals, Inc.	174	53,028	0.4
Regions Financial Corp.	2,613	41,625	0.3
Republic Services, Inc.	15	1,330	0.0
Robert Half International, Inc.	6,064	366,326	2.7
Rockwell Automation, Inc.	205	32,960	0.2
Roper Technologies, Inc.	160	58,184	0.4
Ross Stores, Inc.	470	49,834	0.4
S&P Global, Inc.	437	107,043	0.8
salesforce.com, Inc.	270	41,715	0.3
SEI Investments Co.	4,240	252,662	1.9
ServiceNow, Inc.	672	186,406	1.4
SL Green Realty Corp.	1,279	103,701	0.8
Southwest Airlines Co.	4,287	220,909	1.7
Spirit AeroSystems Holdings, Inc., Class A	923	70,923	0.5
Starbucks Corp.	7,030	665,671	5.0

36	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Steel Dynamics, Inc.	29	$914	0.0%
STERIS plc	220	32,749	0.2
Stryker Corp.	1,828	383,478	2.9
Sun Communities, Inc.	770	102,264	0.8
SunTrust Banks, Inc.	637	42,424	0.3
Synchrony Financial	6,966	249,940	1.9
Synopsys, Inc.	4,046	537,147	4.0
Sysco Corp.	1,704	116,843	0.9
T Rowe Price Group, Inc.	3,048	345,613	2.6
Tableau Software, Inc., Class A	83	14,071	0.1
Target Corp.	340	29,376	0.2
TD Ameritrade Holding Corp.	2,541	129,845	1.0
Teledyne Technologies, Inc.	1,603	466,922	3.5
Teradyne, Inc.	6,748	376,066	2.8
Texas Instruments, Inc.	7,550	943,825	7.1
TJX Cos., Inc. (The)	22,775	1,242,604	9.3
Torchmark Corp.	4,480	409,114	3.1
Toro Co. (The)	7,926	577,171	4.3
Tractor Supply Co.	1,738	189,112	1.4
TripAdvisor, Inc.	904	39,912	0.3
Ubiquiti Networks, Inc.	783	100,796	0.8
UDR, Inc.	2,091	96,311	0.7
UGI Corp.	2,263	115,617	0.9
Ulta Beauty, Inc.	510	178,118	1.3
Union Pacific Corp.	737	132,623	1.0
United Continental Holdings, Inc.	2,466	226,650	1.7
United Parcel Service, Inc., Class B	1,472	175,860	1.3
United Rentals, Inc.	680	86,054	0.6
UnitedHealth Group, Inc.	248	61,754	0.5
Universal Health Services, Inc., Class B	1,110	167,455	1.3
Unum Group	2,060	65,817	0.5
US Bancorp	1,938	110,757	0.8
Valero Energy Corp.	400	34,100	0.3
Varian Medical Systems, Inc.	979	114,905	0.9
VeriSign, Inc.	2,935	619,549	4.6
Vertex Pharmaceuticals, Inc.	895	149,125	1.1
VF Corp.	1,480	129,337	1.0
Viacom, Inc., Class B	9,509	288,598	2.2
Visa, Inc., Class A	5,819	1,035,782	7.7
Vistra Energy Corp.	7,200	154,512	1.2
VMware, Inc., Class A	1,825	318,444	2.4
Vornado Realty Trust	440	28,301	0.2
Voya Financial, Inc.	7,476	419,927	3.1
Walmart, Inc.	651	71,857	0.5
Waste Management, Inc.	2,987	349,479	2.6
Waters Corp.	660	138,970	1.0
West Pharmaceutical Services, Inc.	1,140	156,488	1.2
WR Berkley Corp.	2,020	140,168	1.0
WW Grainger, Inc.	186	54,132	0.4
Xerox Corp.	8,659	277,954	2.1
Xilinx, Inc.	1,390	158,752	1.2
Yum! Brands, Inc.	6,101	686,485	5.1
Zebra Technologies Corp., Class A	926	195,284	1.5
Zions Bancorp	4,983	224,584	1.7
Zoetis, Inc.	1,125	129,251	1.0

		63,640,003

Total Reference Entity — Long		123,330,287

Reference Entity — Short

Australia
Brambles Ltd.	(10,110)	(90,433)	(0.7)
Commonwealth Bank of Australia	(2,610)	(146,477)	(1.1)

	Shares	Value	% of Basket Value

Australia (continued)
CSL Ltd.	(1,140)	$(177,888)	(1.3)%
Insurance Australia Group Ltd.	(8,930)	(52,595)	(0.4)
Macquarie Group Ltd.	(4,540)	(397,336)	(3.0)
National Australia Bank Ltd.	(17,060)	(332,257)	(2.5)
Oil Search Ltd.	(58,479)	(283,177)	(2.1)
Origin Energy Ltd.	(15,500)	(83,873)	(0.6)
Scentre Group	(16,570)	(45,139)	(0.3)
Sydney Airport	(7,700)	(43,950)	(0.3)
Transurban Group	(141,950)	(1,504,456)	(11.2)
Treasury Wine Estates Ltd.	(6,170)	(74,188)	(0.6)
Westpac Banking Corp.	(20,275)	(397,794)	(3.0)

		(3,629,563)

Austria
Raiffeisen Bank International AG	(6,656)	(156,094)	(1.2)

Belgium
Anheuser-Busch InBev SA/NV	(1,625)	(163,372)	(1.2)
Umicore SA	(26,204)	(820,280)	(6.1)

		(983,652)

Bermuda
RenaissanceRe Holdings Ltd.	(700)	(126,805)	(0.9)

Canada
Agnico Eagle Mines Ltd.	(7,350)	(383,891)	(2.9)
Barrick Gold Corp.	(10,520)	(171,055)	(1.3)
Brookfield Asset Management, Inc., Class A	(9,110)	(446,390)	(3.3)
Enbridge, Inc.	(650)	(21,709)	(0.2)
Encana Corp.	(7,080)	(32,356)	(0.2)
Fairfax Financial Holdings Ltd.	(90)	(41,696)	(0.3)
Franco-Nevada Corp.	(2,680)	(232,911)	(1.7)
Inter Pipeline Ltd.	(12,820)	(215,739)	(1.6)
Pembina Pipeline Corp.	(6,270)	(227,512)	(1.7)
Restaurant Brands International, Inc.	(1,673)	(123,300)	(0.9)
TC Energy Corp.	(4,740)	(232,080)	(1.7)

		(2,128,639)

Chile
Antofagasta plc	(19,829)	(223,727)	(1.7)

China
BeiGene Ltd., ADR	(6,210)	(852,882)	(6.4)

Denmark
Demant A/S	(9,994)	(294,445)	(2.2)
DSV A/S	(2,541)	(242,523)	(1.8)
Orsted A/S	(1,037)	(94,528)	(0.7)
Tryg A/S	(1,156)	(35,282)	(0.3)

		(666,778)

Finland
Elisa OYJ	(5,118)	(240,676)	(1.8)
Fortum OYJ	(426)	(9,772)	(0.1)
Kone OYJ, Class B	(1,810)	(103,122)	(0.8)
Nokia OYJ	(100,893)	(543,778)	(4.1)
Sampo OYJ, Class A	(6,110)	(253,709)	(1.9)
Wartsila OYJ Abp	(31,257)	(392,704)	(2.9)

		(1,543,761)

France
Accor SA	(18,237)	(813,591)	(6.1)
Aeroports de Paris	(654)	(112,429)	(0.8)
Air Liquide SA	(1,239)	(171,027)	(1.3)
Amundi SA	(3,008)	(206,964)	(1.6)
Atos SE	(2,600)	(209,069)	(1.6)
BNP Paribas SA	(6,300)	(294,840)	(2.2)

CONSOLIDATED SCHEDULE OF INVESTMENTS	37

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

France (continued)
Edenred	(864)	$(43,357)	(0.3)%
Electricite de France SA	(4,087)	(50,594)	(0.4)
EssilorLuxottica SA	(3,580)	(484,611)	(3.6)
Iliad SA	(3,138)	(324,420)	(2.4)
Ipsen SA	(660)	(75,765)	(0.6)
Natixis SA	(26,723)	(107,168)	(0.8)
Orpea	(2,913)	(363,943)	(2.7)
Remy Cointreau SA	(259)	(38,391)	(0.3)
Renault SA	(2,924)	(163,591)	(1.2)
Safran SA	(2,244)	(322,151)	(2.4)
SCOR SE	(8,375)	(344,166)	(2.6)
Societe Generale SA	(8,887)	(217,684)	(1.6)
Sodexo SA	(620)	(71,139)	(0.5)
Teleperformance	(1,191)	(249,976)	(1.9)
Valeo SA	(3,538)	(110,253)	(0.8)

		(4,775,129)

Germany
Bayer AG (Registered)	(490)	(31,737)	(0.2)
Beiersdorf AG	(1,886)	(218,565)	(1.6)
Commerzbank AG	(15,296)	(103,793)	(0.8)
Continental AG	(1,440)	(197,430)	(1.5)
Daimler AG (Registered)	(1,182)	(61,361)	(0.5)
Delivery Hero SE	(16,330)	(784,417)	(5.9)
Deutsche Bank AG (Registered)	(116,913)	(903,745)	(6.7)
Deutsche Boerse AG	(842)	(116,888)	(0.9)
Deutsche Wohnen SE	(4,515)	(164,654)	(1.2)
Fraport AG Frankfurt Airport Services Worldwide	(730)	(60,964)	(0.5)
Fresenius Medical Care AG & Co. KGaA	(1,730)	(119,821)	(0.9)
Infineon Technologies AG	(14,681)	(271,924)	(2.0)
Innogy SE	(305)	(14,690)	(0.1)
KION Group AG	(4,793)	(255,476)	(1.9)
Porsche Automobil Holding SE (Preference)	(6,276)	(411,368)	(3.1)
SAP SE	(830)	(101,456)	(0.8)
Siemens AG (Registered)	(1,702)	(185,234)	(1.4)
Siemens Healthineers AG	(56)	(2,325)	(0.0)
Symrise AG	(1,399)	(128,908)	(1.0)
Telefonica Deutschland Holding AG	(35)	(88)	(0.0)
thyssenkrupp AG	(42,220)	(540,310)	(4.0)
TUI AG	(11,540)	(114,586)	(0.9)
Uniper SE	(4,584)	(141,230)	(1.0)
United Internet AG (Registered)	(8,771)	(260,165)	(1.9)
Vonovia SE	(2,170)	(105,949)	(0.8)
Wirecard AG	(896)	(150,368)	(1.1)
Zalando SE	(8,657)	(396,028)	(3.0)

		(5,843,480)

Italy
Atlantia SpA	(8,679)	(223,184)	(1.7)
Leonardo SpA	(20,369)	(247,999)	(1.9)
Pirelli & C SpA	(12,420)	(73,156)	(0.5)
Poste Italiane SpA	(5,460)	(58,270)	(0.4)
Recordati SpA	(2,190)	(98,079)	(0.7)
UniCredit SpA	(6,391)	(75,251)	(0.6)

		(775,939)

Japan
ANA Holdings, Inc.	(2,900)	(97,337)	(0.7)
Chugai Pharmaceutical Co. Ltd.	(900)	(64,392)	(0.5)
Daifuku Co. Ltd.	(5,900)	(322,690)	(2.4)
Dai-ichi Life Holdings, Inc.	(23,400)	(344,005)	(2.6)
Daiichi Sankyo Co. Ltd.	(4,000)	(243,068)	(1.8)
Daikin Industries Ltd.	(300)	(37,235)	(0.3)

	Shares	Value	% of Basket Value

Japan (continued)
Daiwa House Industry Co. Ltd.	(900)	$(25,589)	(0.2)%
Daiwa Securities Group, Inc.	(47,700)	(205,660)	(1.5)
Don Quijote Holdings Co. Ltd.	(6,000)	(383,851)	(2.9)
FamilyMart UNY Holdings Co. Ltd.	(11,200)	(239,118)	(1.8)
FANUC Corp.	(3,200)	(568,725)	(4.2)
Fast Retailing Co. Ltd.	(200)	(119,965)	(0.9)
Idemitsu Kosan Co. Ltd.	(4,100)	(112,985)	(0.8)
Japan Post Holdings Co. Ltd.	(14,200)	(139,196)	(1.0)
Japan Post Insurance Co. Ltd.	(14,500)	(241,834)	(1.8)
JXTG Holdings, Inc.	(32,100)	(151,057)	(1.1)
Kansai Electric Power Co., Inc. (The)	(2,500)	(30,874)	(0.2)
Kao Corp.	(500)	(36,490)	(0.3)
Keyence Corp.	(1,000)	(573,849)	(4.3)
Komatsu Ltd.	(6,900)	(154,287)	(1.2)
Kose Corp.	(200)	(34,093)	(0.3)
Kubota Corp.	(23,400)	(360,957)	(2.7)
M3, Inc.	(4,000)	(80,582)	(0.6)
Makita Corp.	(10,700)	(352,800)	(2.6)
Mitsubishi Estate Co. Ltd.	(4,100)	(75,468)	(0.6)
Mitsui Fudosan Co. Ltd.	(11,900)	(268,633)	(2.0)
Murata Manufacturing Co. Ltd.	(3,900)	(178,586)	(1.3)
NEC Corp.	(1,100)	(44,967)	(0.3)
Nexon Co. Ltd.	(23,900)	(378,301)	(2.8)
Nidec Corp.	(1,300)	(173,831)	(1.3)
Nitori Holdings Co. Ltd.	(1,000)	(134,866)	(1.0)
Obic Co. Ltd.	(700)	(74,585)	(0.6)
Ono Pharmaceutical Co. Ltd.	(3,300)	(59,873)	(0.4)
Oriental Land Co. Ltd.	(1,000)	(131,945)	(1.0)
Otsuka Holdings Co. Ltd.	(1,000)	(36,775)	(0.3)
Rakuten, Inc.	(43,300)	(441,626)	(3.3)
Renesas Electronics Corp.	(19,500)	(114,607)	(0.9)
Resona Holdings, Inc.	(13,500)	(55,035)	(0.4)
Seven & i Holdings Co. Ltd.	(2,400)	(81,907)	(0.6)
Shimano, Inc.	(300)	(42,354)	(0.3)
Shiseido Co. Ltd.	(2,600)	(191,320)	(1.4)
SMC Corp.	(800)	(289,890)	(2.2)
SoftBank Group Corp.	(2,800)	(142,963)	(1.1)
Subaru Corp.	(3,400)	(79,241)	(0.6)
Sumitomo Metal Mining Co. Ltd.	(5,700)	(161,903)	(1.2)
Sumitomo Realty & Development Co. Ltd.	(1,100)	(40,026)	(0.3)
Sysmex Corp.	(1,600)	(116,165)	(0.9)
Taisei Corp.	(11,000)	(379,508)	(2.8)
Takeda Pharmaceutical Co. Ltd.	(6,400)	(220,262)	(1.6)
TDK Corp.	(1,700)	(130,522)	(1.0)
Terumo Corp.	(7,300)	(212,469)	(1.6)
Tokyo Electric Power Co. Holdings, Inc.	(14,200)	(68,307)	(0.5)
Tokyo Gas Co. Ltd.	(2,900)	(72,389)	(0.5)
Yahoo Japan Corp.	(23,200)	(67,951)	(0.5)
Yamaha Motor Co. Ltd.	(3,500)	(61,372)	(0.5)
Yamato Holdings Co. Ltd.	(3,800)	(74,603)	(0.6)
Yaskawa Electric Corp.	(5,400)	(178,696)	(1.3)

		(9,701,585)

Luxembourg
ArcelorMittal	(3,160)	(50,129)	(0.4)
Eurofins Scientific SE	(785)	(335,793)	(2.5)
SES SA, FDR	(9,835)	(162,875)	(1.2)

		(548,797)

Netherlands
ABN AMRO Bank NV, CVA	(10,870)	(217,590)	(1.6)
Adyen NV	(30)	(22,668)	(0.2)

38	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Netherlands (continued)
Aegon NV	(42,323)	$(208,565)	(1.6)%
ASML Holding NV	(540)	(120,325)	(0.9)
Koninklijke Ahold Delhaize NV	(8,060)	(183,066)	(1.4)

		(752,214)

Norway
MowiASA	(9,409)	(226,125)	(1.7)
Norsk Hydro ASA	(47,352)	(161,058)	(1.2)

		(387,183)

Portugal
Jeronimo Martins SGPS SA	(14,440)	(233,005)	(1.8)

South Korea
Amorepacific Corp.	(1,077)	(126,548)	(0.9)
Celltrion Healthcare Co. Ltd.	(6,339)	(245,204)	(1.8)
Celltrion, Inc.	(1,711)	(244,204)	(1.8)
Hyundai Motor Co.	(2,152)	(228,924)	(1.7)
Kakao Corp.	(4,405)	(469,250)	(3.5)
Korea Shipbuilding & Offshore Engineering Co. Ltd.	(806)	(73,176)	(0.5)
LG Chem Ltd.	(728)	(205,899)	(1.5)
NAVER Corp.	(367)	(42,578)	(0.3)
Samsung Biologics Co. Ltd.	(1,718)	(403,865)	(3.0)
Samsung SDI Co. Ltd.	(1,716)	(357,361)	(2.7)
SK Innovation Co. Ltd.	(522)	(75,006)	(0.6)
S-Oil Corp.	(1,130)	(89,272)	(0.7)

		(2,561,287)

Spain
Amadeus IT Group SA	(830)	(64,862)	(0.5)
Banco Bilbao Vizcaya Argentaria SA	(29,920)	(152,344)	(1.1)
Banco de Sabadell SA	(178,000)	(155,462)	(1.2)
Banco Santander SA	(24,980)	(106,622)	(0.8)
CaixaBank SA	(67,513)	(167,327)	(1.2)
Cellnex Telecom SA	(20,479)	(765,880)	(5.7)
Ferrovial SA	(10,757)	(279,830)	(2.1)
Grifols SA	(1,720)	(55,743)	(0.4)
Industria de Diseno Textil SA	(3,210)	(96,051)	(0.7)

		(1,844,121)

Sweden
Alfa Laval AB	(10,180)	(190,164)	(1.4)
Electrolux AB	(3,750)	(86,652)	(0.7)
Epiroc AB, Class A	(28,123)	(308,166)	(2.3)
Essity AB, Class B	(1,469)	(43,634)	(0.3)
Hexagon AB, Class B	(11,723)	(568,007)	(4.3)
ICA Gruppen AB	(15,284)	(678,990)	(5.1)
Kinnevik AB, Class B	(3,150)	(80,115)	(0.6)
Skandinaviska Enskilda Banken AB, Class A	(3,442)	(32,362)	(0.2)
SwedbankAB, Class A	(23,450)	(319,336)	(2.4)
Swedish Orphan Biovitrum AB	(2,959)	(57,116)	(0.4)
Telefonaktiebolaget LM Ericsson, Class B	(14,415)	(126,121)	(0.9)

		(2,490,663)

Switzerland
ABB Ltd. (Registered)	(10,740)	(202,741)	(1.5)
Barry Callebaut AG (Registered)	(29)	(56,578)	(0.4)
Chocoladefabriken Lindt & Spruengli AG	(78)	(574,873)	(4.3)
Givaudan SA (Registered)	(65)	(172,873)	(1.3)
Glencore plc	(168,103)	(539,076)	(4.0)
Julius Baer Group Ltd.	(2,973)	(127,044)	(0.9)
Kuehne + Nagel International AG (Registered)	(1,070)	(157,550)	(1.2)

	Shares	Value	% of Basket Value

Switzerland (continued)
Lonza Group AG (Registered)	(1,222)	$(418,600)	(3.1)%
Partners Group Holding AG	(140)	(111,341)	(0.8)
Swatch Group AG (The)	(1,547)	(449,360)	(3.4)
Temenos AG (Registered)	(667)	(117,420)	(0.9)
UBS Group AG (Registered)	(20,182)	(225,268)	(1.7)
Vifor Pharma AG	(210)	(31,081)	(0.2)

		(3,183,805)

United Arab Emirates
NMC Health plc	(7,063)	(210,924)	(1.6)

United Kingdom
Aviva plc	(7,640)	(37,509)	(0.3)
BAE Systems plc	(47,560)	(315,976)	(2.4)
Barratt Developments plc	(3,130)	(24,437)	(0.2)
Berkeley Group Holdings plc	(2,430)	(114,290)	(0.9)
British American Tobacco plc	(1,060)	(37,770)	(0.3)
Bunzl plc	(13,801)	(359,718)	(2.7)
CNH Industrial NV	(640)	(6,480)	(0.1)
Coca-Cola European Partners plc	(2,995)	(165,564)	(1.2)
Croda International plc	(537)	(30,504)	(0.2)
DCC plc	(2,752)	(232,073)	(1.7)
DS Smith plc	(26,464)	(114,143)	(0.9)
Fiat Chrysler Automobiles NV	(32,166)	(430,910)	(3.2)
Hargreaves Lansdown plc	(8,919)	(226,587)	(1.7)
HSBC Holdings plc	(23,801)	(190,610)	(1.4)
Informa plc	(21,855)	(231,395)	(1.7)
Intertek Group plc	(1,440)	(99,683)	(0.7)
Johnson Matthey plc	(12,090)	(471,412)	(3.5)
Just Eat plc	(45,208)	(415,914)	(3.1)
Kingfisher plc	(42,250)	(114,070)	(0.9)
Linde plc	(6,820)	(1,304,530)	(9.8)
London Stock Exchange Group plc	(2,641)	(212,104)	(1.6)
Melrose Industries plc	(126,936)	(286,483)	(2.1)
Micro Focus International plc	(12,901)	(271,748)	(2.0)
National Grid plc	(13,206)	(135,352)	(1.0)
Ocado Group plc	(53,873)	(813,185)	(6.1)
Prudential plc	(15,434)	(317,543)	(2.4)
Reckitt Benckiser Group plc	(7,148)	(552,564)	(4.1)
Rentokil Initial plc	(8,570)	(45,279)	(0.3)
Rolls-Royce Holdings plc	(30,269)	(316,382)	(2.4)
Royal Bank of Scotland Group plc	(55,770)	(146,929)	(1.1)
RSA Insurance Group plc	(37,770)	(256,888)	(1.9)
Schroders plc	(9,070)	(327,189)	(2.4)
Smiths Group plc	(18,199)	(361,938)	(2.7)
Spirax-Sarco Engineering plc	(1,710)	(186,464)	(1.4)
SSE plc	(13,850)	(184,644)	(1.4)
Standard Chartered plc	(7,231)	(59,509)	(0.4)
Tesco plc	(66,479)	(180,072)	(1.3)
Whitbread plc	(6,820)	(374,646)	(2.8)

		(9,952,494)

United States
3M Co.	(470)	(82,118)	(0.6)
Abbott Laboratories	(2,038)	(177,510)	(1.3)
ABIOMED, Inc.	(150)	(41,784)	(0.3)
Activision Blizzard, Inc.	(1,077)	(52,493)	(0.4)
Advanced Micro Devices, Inc.	(12,469)	(379,681)	(2.8)
Alaska Air Group, Inc.	(3,533)	(223,851)	(1.7)
Alexandria Real Estate Equities, Inc.	(1,360)	(199,050)	(1.5)
Alleghany Corp.	(309)	(211,891)	(1.6)
Allegion plc	(750)	(77,655)	(0.6)
Allergan plc	(1,558)	(250,059)	(1.9)
Alliant Energy Corp.	(4,440)	(219,958)	(1.6)
Alnylam Pharmaceuticals, Inc.	(1,988)	(154,249)	(1.2)
Altria Group, Inc.	(1,777)	(83,643)	(0.6)

CONSOLIDATED SCHEDULE OF INVESTMENTS	39

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Amazon.com, Inc.	(10)	$(18,668)	(0.1)%
American Airlines Group, Inc.	(7,936)	(242,127)	(1.8)
American Campus Communities, Inc.	(4,691)	(219,304)	(1.6)
American Homes 4 Rent, Class A	(3,692)	(89,383)	(0.7)
American International Group, Inc.	(1,676)	(93,839)	(0.7)
American Tower Corp.	(110)	(23,278)	(0.2)
American Water Works Co., Inc.	(1,616)	(185,484)	(1.4)
Amphenol Corp., Class A	(4,035)	(376,546)	(2.8)
Analog Devices, Inc.	(3,557)	(417,805)	(3.1)
Aon plc	(700)	(132,475)	(1.0)
AptarGroup, Inc.	(547)	(66,198)	(0.5)
Aptiv plc	(3,505)	(307,213)	(2.3)
Aramark	(1,330)	(48,133)	(0.4)
Archer-Daniels-Midland Co.	(6,040)	(248,123)	(1.9)
Arconic, Inc.	(10,227)	(256,084)	(1.9)
Arista Networks, Inc.	(712)	(194,696)	(1.5)
Arthur J Gallagher & Co.	(530)	(47,928)	(0.4)
Assurant, Inc.	(747)	(84,680)	(0.6)
AT&T, Inc.	(3,399)	(115,736)	(0.9)
Atlassian Corp. plc, Class A	(3,518)	(492,942)	(3.7)
Atmos Energy Corp.	(1,520)	(165,741)	(1.2)
Baker Hughes a GE Co.	(9,315)	(236,508)	(1.8)
Ball Corp.	(2,660)	(190,137)	(1.4)
Bausch Health Cos., Inc.	(3,406)	(81,642)	(0.6)
BB&T Corp.	(5,580)	(287,537)	(2.1)
Becton Dickinson and Co.	(1,802)	(455,546)	(3.4)
Berkshire Hathaway, Inc., Class B	(1,519)	(312,048)	(2.3)
BioMarin Pharmaceutical, Inc.	(1,695)	(134,447)	(1.0)
Bio-Rad Laboratories, Inc., Class A	(950)	(299,155)	(2.2)
Bio-Techne Corp.	(1,123)	(235,998)	(1.8)
Boston Scientific Corp.	(4,247)	(180,328)	(1.3)
Broadcom, Inc.	(536)	(155,435)	(1.2)
Brown-Forman Corp., Class B	(3,459)	(189,588)	(1.4)
Bunge Ltd.	(8,487)	(495,895)	(3.7)
Camden Property Trust	(399)	(41,380)	(0.3)
Capri Holdings Ltd.	(4,084)	(145,350)	(1.1)
CarMax, Inc.	(1,500)	(131,640)	(1.0)
Carnival Corp.	(3,640)	(171,917)	(1.3)
Caterpillar, Inc.	(792)	(104,283)	(0.8)
Centene Corp.	(3,250)	(169,293)	(1.3)
Charles River Laboratories International, Inc.	(780)	(104,941)	(0.8)
Cheniere Energy, Inc.	(8,408)	(547,781)	(4.1)
Chubb Ltd.	(4,716)	(720,793)	(5.4)
Church & Dwight Co., Inc.	(1,286)	(97,016)	(0.7)
Cimarex Energy Co.	(1,720)	(87,152)	(0.7)
Clorox Co. (The)	(340)	(55,284)	(0.4)
CME Group, Inc.	(2,492)	(484,495)	(3.6)
Coca-Cola Co. (The)	(1,770)	(93,155)	(0.7)
Cognex Corp.	(1,374)	(60,470)	(0.5)
Cognizant Technology Solutions Corp., Class A	(204)	(13,289)	(0.1)
Conagra Brands, Inc.	(9,993)	(288,498)	(2.2)
Concho Resources, Inc.	(5,142)	(502,271)	(3.8)
Constellation Brands, Inc., Class A	(470)	(92,505)	(0.7)
Continental Resources, Inc.	(9,057)	(336,649)	(2.5)
Cooper Cos., Inc. (The)	(498)	(168,025)	(1.3)
Copart, Inc.	(1,553)	(120,404)	(0.9)
CoStar Group, Inc.	(143)	(88,002)	(0.7)
Costco Wholesale Corp.	(490)	(135,059)	(1.0)
Coty, Inc., Class A	(41,182)	(449,296)	(3.4)
Credit Acceptance Corp.	(380)	(181,651)	(1.4)
Crown Castle International Corp.	(160)	(21,322)	(0.2)
Crown Holdings, Inc.	(4,974)	(318,386)	(2.4)

	Shares	Value	% of Basket Value

United States (continued)
Cullen/Frost Bankers, Inc.	(2,880)	$(273,427)	(2.0)%
CVS Health Corp.	(6,464)	(361,144)	(2.7)
Cypress Semiconductor Corp.	(3,550)	(81,544)	(0.6)
Danaher Corp.	(200)	(28,100)	(0.2)
Deere & Co.	(1,377)	(228,100)	(1.7)
DENTSPLY SIRONA, Inc.	(1,562)	(85,051)	(0.6)
DexCom, Inc.	(380)	(59,611)	(0.4)
Diamondback Energy, Inc.	(4,255)	(440,095)	(3.3)
Digital Realty Trust, Inc.	(4,593)	(525,255)	(3.9)
DocuSign, Inc.	(6,793)	(351,334)	(2.6)
Dollar Tree, Inc.	(1,436)	(146,113)	(1.1)
Dominion Energy, Inc.	(2,670)	(198,354)	(1.5)
DR Horton, Inc.	(7,589)	(348,563)	(2.6)
Duke Energy Corp.	(3,530)	(306,122)	(2.3)
DuPont de Nemours, Inc.	(3,030)	(218,645)	(1.6)
East West Bancorp, Inc.	(800)	(38,408)	(0.3)
Elanco Animal Health, Inc.	(3,730)	(122,941)	(0.9)
Electronic Arts, Inc.	(2,990)	(276,575)	(2.1)
Everest Re Group Ltd.	(390)	(96,190)	(0.7)
Evergy, Inc.	(6,504)	(393,427)	(2.9)
Eversource Energy	(2,789)	(211,574)	(1.6)
Exact Sciences Corp.	(470)	(54,102)	(0.4)
Extra Space Storage, Inc.	(670)	(75,301)	(0.6)
Exxon Mobil Corp.	(790)	(58,744)	(0.4)
Ferguson plc	(1,435)	(106,782)	(0.8)
Fidelity National Information Services, Inc.	(3,098)	(412,809)	(3.1)
First Republic Bank	(1,468)	(145,860)	(1.1)
FirstEnergy Corp.	(7,710)	(339,009)	(2.5)
Fiserv, Inc.	(3,905)	(411,704)	(3.1)
FLIR Systems, Inc.	(1,460)	(72,504)	(0.5)
Flowserve Corp.	(2,795)	(139,834)	(1.0)
FMC Corp.	(1,690)	(146,050)	(1.1)
FNF Group	(5,339)	(228,936)	(1.7)
Franklin Resources, Inc.	(3,600)	(117,468)	(0.9)
Freeport-McMoRan, Inc.	(54,470)	(602,438)	(4.5)
Gaming and Leisure Properties, Inc.	(10,420)	(392,938)	(2.9)
Gartner, Inc.	(1,062)	(147,968)	(1.1)
General Electric Co.	(43,049)	(449,862)	(3.4)
Global Payments, Inc.	(2,111)	(354,479)	(2.6)
GoDaddy, Inc., Class A	(1,974)	(144,852)	(1.1)
GrubHub, Inc.	(4,960)	(335,445)	(2.5)
Guidewire Software, Inc.	(9,791)	(999,465)	(7.5)
Halliburton Co.	(3,050)	(70,150)	(0.5)
Hanesbrands, Inc.	(13,903)	(223,699)	(1.7)
Hasbro, Inc.	(2,168)	(262,675)	(2.0)
Hess Corp.	(5,626)	(364,790)	(2.7)
Hormel Foods Corp.	(6,421)	(263,197)	(2.0)
Hubbell, Inc.	(784)	(101,826)	(0.8)
Humana, Inc.	(100)	(29,675)	(0.2)
Huntington Bancshares, Inc.	(9,350)	(133,238)	(1.0)
Intercontinental Exchange, Inc.	(3,359)	(295,122)	(2.2)
International Flavors & Fragrances, Inc.	(4,081)	(587,623)	(4.4)
Intuitive Surgical, Inc.	(539)	(280,016)	(2.1)
Invesco Ltd.	(17,596)	(337,667)	(2.5)
Invitation Homes, Inc.	(4,512)	(123,945)	(0.9)
IPG Photonics Corp.	(3,751)	(491,419)	(3.7)
IQVIA Holdings, Inc.	(6,613)	(1,052,591)	(7.9)
Iron Mountain, Inc.	(11,702)	(344,156)	(2.6)
Jack Henry & Associates, Inc.	(3,590)	(501,523)	(3.7)
Jacobs Engineering Group, Inc.	(3,378)	(278,719)	(2.1)
JB Hunt Transport Services, Inc.	(2,615)	(267,698)	(2.0)
JM Smucker Co. (The)	(1,206)	(134,095)	(1.0)
Kansas City Southern	(510)	(63,107)	(0.5)

40	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
KAR Auction Services, Inc.	(2,260)	$(60,432)	(0.5)%
Keurig Dr Pepper, Inc.	(13,138)	(369,703)	(2.8)
KeyCorp.	(6,280)	(115,364)	(0.9)
Kimberly-Clark Corp.	(966)	(131,038)	(1.0)
Kinder Morgan, Inc.	(12,467)	(257,070)	(1.9)
KLA Corp.	(320)	(43,622)	(0.3)
Kraft Heinz Co. (The)	(930)	(29,769)	(0.2)
L Brands, Inc.	(2,390)	(62,021)	(0.5)
Laboratory Corp. of America Holdings	(346)	(57,962)	(0.4)
Lamb Weston Holdings, Inc.	(910)	(61,079)	(0.5)
Lennar Corp., Class A	(6,571)	(312,582)	(2.3)
Liberty Broadband Corp., Class C	(4,007)	(398,737)	(3.0)
Liberty Media Corp-Liberty Formula One, Class C	(3,292)	(129,639)	(1.0)
Live Nation Entertainment, Inc.	(1,410)	(101,605)	(0.8)
LKQ Corp.	(13,420)	(361,401)	(2.7)
M&T Bank Corp.	(190)	(31,208)	(0.2)
Markel Corp.	(137)	(152,608)	(1.1)
MarketAxess Holdings, Inc.	(1,436)	(483,989)	(3.6)
Marsh & McLennan Cos., Inc.	(260)	(25,688)	(0.2)
Martin Marietta Materials, Inc.	(2,381)	(589,893)	(4.4)
Marvell Technology Group Ltd.	(10,017)	(263,046)	(2.0)
McDonald’s Corp.	(10)	(2,107)	(0.0)
Medtronic plc	(1,135)	(115,702)	(0.9)
Microchip Technology, Inc.	(4,922)	(464,735)	(3.5)
Mid-America Apartment Communities, Inc.	(922)	(108,648)	(0.8)
Mohawk Industries, Inc.	(2,306)	(287,535)	(2.1)
Molina Healthcare, Inc.	(420)	(55,768)	(0.4)
Moody’s Corp.	(566)	(121,316)	(0.9)
Mosaic Co. (The)	(3,180)	(80,104)	(0.6)
Mylan NV	(1,046)	(21,861)	(0.2)
National Oilwell Varco, Inc.	(6,330)	(150,781)	(1.1)
Nektar Therapeutics	(10,059)	(286,279)	(2.1)
Netflix, Inc.	(1,038)	(335,264)	(2.5)
Neurocrine Biosciences, Inc.	(1,875)	(180,731)	(1.4)
Newell Brands, Inc.	(16,752)	(237,711)	(1.8)
Nielsen Holdings plc	(6,377)	(147,691)	(1.1)
Noble Energy, Inc.	(5,107)	(112,763)	(0.8)
Nordson Corp.	(440)	(62,330)	(0.5)
Nucor Corp.	(2,130)	(115,829)	(0.9)
NVIDIA Corp.	(846)	(142,737)	(1.1)
Old Republic International Corp.	(6,372)	(145,345)	(1.1)
Omega Healthcare Investors, Inc.	(5,813)	(211,012)	(1.6)
ONEOK, Inc.	(12,804)	(897,304)	(6.7)
Paycom Software, Inc.	(131)	(31,538)	(0.2)
PayPal Holdings, Inc.	(917)	(101,237)	(0.8)
People’s United Financial, Inc.	(32,810)	(538,740)	(4.0)
PerkinElmer, Inc.	(3,640)	(313,477)	(2.3)
Perrigo Co. plc	(1,231)	(66,486)	(0.5)
Pioneer Natural Resources Co.	(621)	(85,723)	(0.6)
Post Holdings, Inc.	(2,810)	(301,288)	(2.3)
PPL Corp.	(1,570)	(46,519)	(0.3)
Progressive Corp. (The)	(960)	(77,741)	(0.6)
Prologis, Inc.	(2,565)	(206,765)	(1.5)
PTC, Inc.	(3,070)	(208,085)	(1.6)
QIAGEN NV	(5,669)	(214,487)	(1.6)
QUALCOMM, Inc.	(2,020)	(147,783)	(1.1)
Quest Diagnostics, Inc.	(700)	(71,456)	(0.5)
Raytheon Co.	(170)	(30,989)	(0.2)
Realty Income Corp.	(5,530)	(382,731)	(2.9)
Regency Centers Corp.	(3,020)	(201,434)	(1.5)
ResMed, Inc.	(986)	(126,898)	(0.9)
Rollins, Inc.	(720)	(24,142)	(0.2)

	Shares	Value	% of Basket Value

United States (continued)
RPM International, Inc.	(490)	$(33,237)	(0.2)%
Sarepta Therapeutics, Inc.	(3,967)	(590,488)	(4.4)
Seattle Genetics, Inc.	(1,710)	(129,464)	(1.0)
Sempra Energy	(1,014)	(137,326)	(1.0)
Sensata Technologies Holding plc	(2,175)	(103,160)	(0.8)
Service Corp. International	(3,870)	(178,562)	(1.3)
ServiceMaster Global Holdings, Inc.	(3,501)	(186,358)	(1.4)
Sherwin-Williams Co. (The)	(288)	(147,756)	(1.1)
Sirius XM Holdings, Inc.	(45,570)	(285,268)	(2.1)
Skyworks Solutions, Inc.	(920)	(78,458)	(0.6)
Southern Co. (The)	(420)	(23,604)	(0.2)
Splunk, Inc.	(310)	(41,946)	(0.3)
Square, Inc., Class A	(10,337)	(831,198)	(6.2)
SS&C Technologies Holdings, Inc.	(9,361)	(448,860)	(3.4)
Stanley Black & Decker, Inc.	(1,509)	(222,713)	(1.7)
Starwood Property Trust, Inc.	(2,326)	(54,033)	(0.4)
State Street Corp.	(2,372)	(137,789)	(1.0)
SVB Financial Group	(277)	(64,256)	(0.5)
Take-Two Interactive Software, Inc.	(1,250)	(153,150)	(1.1)
Targa Resources Corp.	(17,546)	(682,715)	(5.1)
Teleflex, Inc.	(298)	(101,243)	(0.8)
Tesla, Inc.	(1,726)	(417,019)	(3.1)
Thermo Fisher Scientific, Inc.	(489)	(135,786)	(1.0)
Tiffany & Co.	(930)	(87,346)	(0.7)
T-Mobile US, Inc.	(2,739)	(218,380)	(1.6)
TransUnion	(2,469)	(204,409)	(1.5)
Twilio, Inc., Class A	(1,510)	(210,056)	(1.6)
Twitter, Inc.	(4,832)	(204,442)	(1.5)
Tyler Technologies, Inc.	(810)	(189,014)	(1.4)
Universal Display Corp.	(520)	(109,762)	(0.8)
Vail Resorts, Inc.	(979)	(241,343)	(1.8)
Veeva Systems, Inc., Class A	(200)	(33,180)	(0.2)
Ventas, Inc.	(2,451)	(164,928)	(1.2)
Verisk Analytics, Inc.	(2,034)	(308,598)	(2.3)
VICI Properties, Inc.	(1,677)	(35,787)	(0.3)
Vulcan Materials Co.	(2,400)	(332,040)	(2.5)
Wabtec Corp.	(7,710)	(598,913)	(4.5)
Walt Disney Co. (The)	(5,853)	(837,038)	(6.3)
Wayfair, Inc., Class A	(800)	(104,928)	(0.8)
WEC Energy Group, Inc.	(300)	(25,638)	(0.2)
Wells Fargo & Co.	(9,819)	(475,338)	(3.6)
Welltower, Inc.	(2,725)	(226,502)	(1.7)
Western Digital Corp.	(4,639)	(249,996)	(1.9)
Westlake Chemical Corp.	(760)	(51,353)	(0.4)
WEX, Inc.	(110)	(23,988)	(0.2)
Weyerhaeuser Co.	(10,095)	(256,514)	(1.9)
Williams Cos., Inc. (The)	(8,734)	(215,206)	(1.6)
Willis Towers Watson plc	(645)	(125,917)	(0.9)
Workday, Inc., Class A	(372)	(74,393)	(0.6)
WRKCo, Inc.	(1,947)	(70,189)	(0.5)
Wynn Resorts Ltd.	(3,465)	(450,693)	(3.4)
Xylem, Inc.	(2,278)	(182,901)	(1.4)
Zayo Group Holdings, Inc.	(9,910)	(334,264)	(2.5)
Zendesk, Inc.	(12,697)	(1,060,961)	(7.9)

CONSOLIDATED SCHEDULE OF INVESTMENTS	41

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

Shares		Value	% of Basket Value

United States (continued)
Zimmer Biomet Holdings, Inc.	(2,120)	$(286,476)	(2.1)%

		(56,373,360)

Total Reference Entity — Short		(109,945,887)

Net Value of Reference Entity — Credit Suisse International		$13,384,400

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of July 31, 2019, expiration date 02/17/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Austria
OMV AG	934	46,735	3.8

Belgium
Solvay SA	3	307	0.0
UCB SA	9	702	0.1

		1,009

Denmark
Carlsberg A/S, Class B	674	92,062	7.5
Coloplast A/S, Class B	2,060	240,599	19.6
Novo Nordisk A/S, Class B	2,333	112,029	9.1

		444,690

Finland
UPM-Kymmene OYJ	3,015	81,269	6.6

France
Kering SA	394	203,505	16.6
Klepierre SA	1,090	33,623	2.7
Legrand SA	776	54,663	4.5
Orange SA	5,444	80,694	6.6

		372,485

Germany
Deutsche Post AG (Registered)	322	10,473	0.9
Evonik Industries AG	4,797	136,507	11.1
Hannover Rueck SE	1	156	0.0
Henkel AG & Co. KGaA (Preference)	387	39,905	3.3
HOCHTIEF AG	1,648	186,749	15.2
LEG Immobilien AG	3,453	398,204	32.4

		771,994

Italy
Eni SpA	12,032	187,956	15.3

Japan
AGC, Inc.	200	6,126	0.5
Bandai Namco Holdings, Inc.	700	37,632	3.1
Kirin Holdings Co. Ltd.	900	19,519	1.6
Marubeni Corp.	9,600	62,233	5.1
Mazda Motor Corp.	9,700	93,845	7.6
Mitsubishi Heavy Industries Ltd.	600	24,751	2.0
Mitsui & Co. Ltd.	5,300	86,161	7.0
Nissan Motor Co. Ltd.	2,800	18,200	1.5
ORIX Corp.	11,400	162,700	13.3
Panasonic Corp.	1,600	13,491	1.1
Secom Co. Ltd.	3,700	289,973	23.6
Sumitomo Chemical Co. Ltd.	29,000	132,246	10.8

	Shares	Value	% of Basket Value

Japan (continued)
Yamaha Corp.	100	$4,714	0.4%

		951,591

Netherlands
Koninklijke Philips NV	908	42,595	3.5
NN Group NV	1,186	44,559	3.6

		87,154

Singapore
Mapletree Industrial Trust	2,300	3,761	0.3

South Korea
POSCO	25	4,712	0.4
Shinhan Financial Group Co. Ltd.	3,598	131,790	10.7

		136,502

Spain
ACS Actividades de Construccion y Servicios SA	3	121	0.0
Aena SME SA	261	47,315	3.8
Repsol SA	25,757	408,527	33.3
Telefonica SA	22,494	171,485	14.0

		627,448

Sweden
Sandvik AB	5,126	78,662	6.4
SKF AB, Class B	11,794	193,455	15.8
Volvo AB, Class B	7,569	112,438	9.1

		384,555

Switzerland
SGS SA (Registered)	152	375,359	30.6
Straumann Holding AG (Registered)	165	134,607	11.0
Swisscom AG (Registered)	179	86,751	7.1

		596,717

United Kingdom
British Land Co. plc (The)	9,512	58,721	4.8
easyJet plc	149	1,746	0.1
Experian plc	1,500	45,494	3.7
InterContinental Hotels Group plc	2,363	164,169	13.4
Land Securities Group plc	10,503	101,645	8.3
Next plc	1,980	145,747	11.9
Persimmon plc	2,283	55,702	4.5
Taylor Wimpey plc	38,219	74,884	6.1

		648,108

United States
Commerce Bancshares, Inc.	1	61	0.0
Duke Realty Corp.	343	11,432	0.9
Federal Realty Investment Trust	19	2,508	0.2
Lamar Advertising Co., Class A	17	1,376	0.1
Regions Financial Corp.	268	4,269	0.4
Torchmark Corp.	128	11,689	1.0

		31,335

Total Reference Entity — Long		5,373,309

Reference Entity — Short

Belgium
Umicore SA	(4,146)	(129,785)	(10.6)

Denmark
Chr Hansen Holding A/S	(472)	(41,214)	(3.3)

Finland
Nokia OYJ	(26,281)	(141,645)	(11.5)

42	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

France
Amundi SA	(798)	$(54,906)	(4.5)%
Edenred	(2,442)	(122,543)	(10.0)
Electricite de France SA	(701)	(8,678)	(0.7)
Iliad SA	(775)	(80,123)	(6.5)
Remy Cointreau SA	(398)	(58,995)	(4.8)
Renault SA	(553)	(30,939)	(2.5)
Unibail-Rodamco-Westfield	(1,967)	(263,474)	(21.5)

		(619,658)

Germany
thyssenkrupp AG	(2,039)	(26,094)	(2.1)
United Internet AG (Registered)	(234)	(6,941)	(0.6)

		(33,035)

Hong Kong
AIA Group Ltd.	(2,800)	(28,660)	(2.3)

Italy
Atlantia SpA	(3,015)	(77,532)	(6.3)

Japan
Chugai Pharmaceutical Co. Ltd.	(2,000)	(143,094)	(11.7)
Daiichi Sankyo Co. Ltd.	(1,400)	(85,074)	(6.9)
Daiwa Securities Group, Inc.	(9,000)	(38,804)	(3.2)
Komatsu Ltd.	(4,100)	(91,678)	(7.5)
Makita Corp.	(700)	(23,080)	(1.9)
Nidec Corp.	(1,000)	(133,716)	(10.9)
Ono Pharmaceutical Co. Ltd.	(5,500)	(99,787)	(8.1)
Resona Holdings, Inc.	(29,400)	(119,854)	(9.8)
Seven & i Holdings Co. Ltd.	(900)	(30,715)	(2.5)
Shimano, Inc.	(300)	(42,354)	(3.4)
Shin-Etsu Chemical Co. Ltd.	(200)	(20,363)	(1.7)
Sumitomo Metal Mining Co. Ltd.	(8,700)	(247,115)	(20.1)
Sysmex Corp.	(700)	(50,822)	(4.1)
Yamaha Corp.	(100)	(4,714)	(0.4)

		(1,131,170)

Netherlands
NN Group NV	(1,186)	(44,559)	(3.6)

Norway
Mowi ASA	(5,412)	(130,066)	(10.6)
Norsk Hydro ASA	(13,756)	(46,788)	(3.8)

		(176,854)

Spain
Grifols SA	(137)	(4,440)	(0.4)

Sweden
Epiroc AB, Class A	(7,616)	(83,455)	(6.8)
Hexagon AB, Class B	(1,288)	(62,407)	(5.1)

		(145,862)

Switzerland
Givaudan SA (Registered)	(21)	(55,851)	(4.6)
Vifor Pharma AG	(1,257)	(186,044)	(15.2)

		(241,895)

United Arab Emirates
NMC Health plc	(6,840)	(204,264)	(16.7)

United Kingdom
CNH Industrial NV	(11,123)	(112,626)	(9.2)
Croda International plc	(1,167)	(66,290)	(5.4)
easyJet plc	(151)	(1,770)	(0.1)
HSBC Holdings plc	(9,822)	(78,659)	(6.4)
Intertek Group plc	(1,710)	(118,374)	(9.6)
Melrose Industries plc	(127,033)	(286,702)	(23.4)
National Grid plc	(15,462)	(158,474)	(12.9)

	Shares	Value	% of Basket Value

United Kingdom (continued)
Rolls-Royce Holdings plc	(1,877)	$(19,619)	(1.6)%
RSA Insurance Group plc	(29,947)	(203,681)	(16.6)
Smiths Group plc	(866)	(17,223)	(1.4)
Standard Chartered plc	(2,467)	(20,303)	(1.7)

		(1,083,721)

United States
FNF Group	(159)	(6,818)	(0.6)
Hanesbrands, Inc.	(1,095)	(17,619)	(1.4)
PTC, Inc.	(250)	(16,945)	(1.4)
Wabtec Corp.	(2)	(155)	(0.0)

		(41,537)

Total Reference Entity — Short		(4,145,831)

Net Value of Reference Entity — Deutsche Bank AG		$1,227,478

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of July 31, 2019, expiration date 02/08/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Belgium
Solvay SA	2	205	(0.1)

Denmark
Carlsberg A/S, Class B	252	34,421	(9.0)
Novo Nordisk A/S, Class B	681	32,701	(8.5)

		67,122

Finland
UPM-Kymmene OYJ	1,921	51,781	(13.5)

France
Arkema SA	2,572	231,494	(60.2)
Legrand SA	40	2,818	(0.7)
Orange SA	14,107	209,101	(54.4)

		443,413

Italy
Eni SpA	1,963	30,664	(8.0)
Terna Rete Elettrica Nazionale SpA	8,466	51,557	(13.4)

		82,221

Japan
AGC, Inc.	5,600	171,528	(44.6)
Bandai Namco Holdings, Inc.	1,700	91,391	(23.8)
Canon, Inc.	2,200	59,667	(15.5)
Japan Tobacco, Inc.	100	2,203	(0.6)
Kirin Holdings Co. Ltd.	2,800	60,727	(15.8)
MEIJI Holdings Co. Ltd.	300	20,833	(5.4)
Mitsubishi Heavy Industries Ltd.	900	37,126	(9.7)
ORIX Corp.	14,500	206,943	(53.8)
Sumitomo Corp.	1,100	16,322	(4.2)

		666,740

Singapore
Mapletree Industrial Trust	59,600	97,462	(25.3)

South Korea
HDC Holdings Co. Ltd.	1	11	(0.0)
LG Household & Health Care Ltd.	176	186,353	(48.5)
POSCO	386	72,754	(18.9)

CONSOLIDATED SCHEDULE OF INVESTMENTS	43

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

South Korea (continued)
Shinhan Financial Group Co. Ltd.	1,035	$37,911	(9.9)%

		297,029

Sweden
Sandvik AB	1,596	24,491	(6.4)
SKF AB, Class B	807	13,237	(3.4)

		37,728

Switzerland
SGS SA (Registered)	115	283,989	(73.8)
Straumann Holding AG (Registered)	99	80,764	(21.0)
Swiss Re AG	626	60,620	(15.8)

		425,373

United Kingdom
British Land Co. plc (The)	20,092	124,035	(32.2)
Experian plc	6,407	194,319	(50.5)
InterContinental Hotels Group plc	1,016	70,586	(18.3)
Next plc	1,546	113,800	(29.6)
Smith & Nephew plc	2,167	49,058	(12.8)

		551,798

United States
AES Corp.	471	7,908	(2.1)
Allstate Corp. (The)	791	84,953	(22.1)
Ally Financial, Inc.	3,764	123,873	(32.2)
American Financial Group, Inc.	2,182	223,393	(58.1)
Ameriprise Financial, Inc.	198	28,811	(7.5)
Annaly Capital Management, Inc.	8,655	82,655	(21.5)
Apartment Investment & Management Co., Class A	1,066	52,810	(13.7)
Avery Dennison Corp.	1,119	128,540	(33.4)
Booz Allen Hamilton Holding Corp.	610	41,938	(10.9)
BorgWarner, Inc.	917	34,663	(9.0)
CBS Corp. (Non-Voting), Class B	1,086	55,940	(14.5)
Citrix Systems, Inc.	1,683	158,606	(41.2)
Cummins, Inc.	498	81,672	(21.2)
Darden Restaurants, Inc.	165	20,057	(5.2)
Duke Realty Corp.	505	16,832	(4.4)
Estee Lauder Cos., Inc. (The), Class A	609	112,172	(29.2)
Expeditors International of Washington, Inc.	255	19,469	(5.1)
Fair Isaac Corp.	270	93,803	(24.4)
Federal Realty Investment Trust	347	45,808	(11.9)
Fortinet, Inc.	172	13,813	(3.6)
Fortive Corp.	1	76	(0.0)
Gap, Inc. (The)	2,634	51,363	(13.4)
Gilead Sciences, Inc.	1,209	79,214	(20.6)
Graco, Inc.	2,700	129,816	(33.8)
Hartford Financial Services Group, Inc. (The)	256	14,753	(3.8)
HCA Healthcare, Inc.	967	129,104	(33.6)
Host Hotels & Resorts, Inc.	4,756	82,707	(21.5)
IDEXX Laboratories, Inc.	127	35,820	(9.3)
Kroger Co. (The)	2,282	48,287	(12.6)
Lamar Advertising Co., Class A	707	57,211	(14.9)
Maxim Integrated Products, Inc.	1,353	80,084	(20.8)
McKesson Corp.	978	135,893	(35.3)
Nordstrom, Inc.	1,447	47,910	(12.5)
OGE Energy Corp.	115	4,939	(1.3)
Omnicom Group, Inc.	23	1,845	(0.5)
Packaging Corp. of America	457	46,143	(12.0)
Parker-Hannifin Corp.	263	46,046	(12.0)
Paychex, Inc.	659	54,730	(14.2)
Regions Financial Corp.	5,125	81,641	(21.2)

	Shares	Value	% of Basket Value

United States (continued)
Spirit AeroSystems Holdings, Inc., Class A	82	$6,301	(1.6)%
Sysco Corp.	321	22,011	(5.7)
Teledyne Technologies, Inc.	88	25,633	(6.7)
Torchmark Corp.	446	40,729	(10.6)
UDR, Inc.	1,359	62,596	(16.3)
Viacom, Inc., Class B	2,869	87,074	(22.6)

		2,799,642

Total Reference Entity — Long		5,520,514

Reference Entity — Short

Belgium
Umicore SA	(1,706)	(53,404)	13.9

France
Aeroports de Paris	(20)	(3,438)	0.9
Amundi SA	(1,651)	(113,596)	29.5
Electricite de France SA	(12,391)	(153,391)	39.9
Unibail-Rodamco-Westfield	(92)	(12,323)	3.2

		(282,748)

Germany
Deutsche Boerse AG	(557)	(77,324)	20.1
Deutsche Wohnen SE	(468)	(17,067)	4.4
Innogy SE	(506)	(24,372)	6.3
Zalando SE	(5,317)	(243,235)	63.3

		(361,998)

Hong Kong
AIA Group Ltd.	(3,400)	(34,801)	9.1
WH Group Ltd.	(100,500)	(97,824)	25.4

		(132,625)

Italy
Atlantia SpA	(151)	(3,883)	1.0
Leonardo SpA	(2,727)	(33,202)	8.7

		(37,085)

Japan
Chugai Pharmaceutical Co. Ltd.	(1,600)	(114,475)	29.8
Daiwa Securities Group, Inc.	(4,900)	(21,127)	5.5
Don Quijote Holdings Co. Ltd.	(3,400)	(217,515)	56.6
Makita Corp.	(1,100)	(36,269)	9.4
Nidec Corp.	(2,900)	(387,776)	100.8
Shimano, Inc.	(800)	(112,944)	29.4
SMC Corp.	(100)	(36,236)	9.4
SoftBank Group Corp.	(1,000)	(51,058)	13.3
Sumitomo Metal Mining Co. Ltd.	(1,800)	(51,127)	13.3

		(1,028,527)

Luxembourg
Eurofins Scientific SE	(483)	(206,609)	53.7

South Korea
Celltrion Healthcare Co. Ltd.	(90)	(3,481)	0.9
Celltrion, Inc.	(724)	(103,334)	26.9

		(106,815)

Sweden
Epiroc AB, Class A	(5,963)	(65,341)	17.0

Switzerland
Givaudan SA (Registered)	(12)	(31,915)	8.3
Vifor Pharma AG	(1,023)	(151,411)	39.4

		(183,326)

44	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Taiwan
Delta Electronics, Inc.	(19,792)	$(95,539)	24.8%
Hon Hai Precision Industry Co. Ltd.	(184,037)	(461,338)	120.0

		(556,877)

United Kingdom
Croda International plc	(998)	(56,690)	14.7
Intertek Group plc	(237)	(16,406)	4.3
Royal Bank of Scotland Group plc	(25,730)	(67,787)	17.6

		(140,883)

United States
Alleghany Corp.	(322)	(220,805)	57.4
Arconic, Inc.	(517)	(12,946)	3.4
Arthur J Gallagher & Co.	(218)	(19,714)	5.1
Assurant, Inc.	(924)	(104,745)	27.2
Berkshire Hathaway, Inc., Class B	(461)	(94,703)	24.6
BioMarin Pharmaceutical, Inc.	(1,162)	(92,170)	24.0
Brown & Brown, Inc.	(1,898)	(68,195)	17.7
Cognex Corp.	(1,918)	(84,411)	22.0
Constellation Brands, Inc., Class A	(555)	(109,235)	28.4
Crown Holdings, Inc.	(477)	(30,533)	7.9
Equifax, Inc.	(1,410)	(196,117)	51.0
Flowserve Corp.	(891)	(44,577)	11.6
FNF Group	(3,957)	(169,676)	44.1
Hanesbrands, Inc.	(3,933)	(63,282)	16.5
Hormel Foods Corp.	(559)	(22,913)	6.0

	Shares	Value	% of Basket Value

United States (continued)
International Flavors & Fragrances, Inc.	(1,431)	$(206,050)	53.6%
Iron Mountain, Inc.	(319)	(9,382)	2.4
Kinder Morgan, Inc.	(8,243)	(169,971)	44.2
Lennar Corp., Class B	(836)	(39,759)	10.3
LKQ Corp.	(2,762)	(74,381)	19.3
Mid-America Apartment Communities, Inc.	(849)	(100,046)	26.0
Newell Brands, Inc.	(3,596)	(51,027)	13.3
NiSource, Inc.	(3,069)	(91,119)	23.7
Nordson Corp.	(566)	(80,179)	20.9
Stanley Black & Decker, Inc.	(595)	(87,816)	22.8
Targa Resources Corp.	(2,556)	(99,454)	25.9
TransUnion	(214)	(17,717)	4.6
Vail Resorts, Inc.	(106)	(26,131)	6.8
Wabtec Corp.	(2,440)	(189,539)	49.3
WEX, Inc.	(473)	(103,147)	26.8
Weyerhaeuser Co.	(2,720)	(69,115)	18.0

		(2,748,855)

Total Reference Entity — Short		(5,905,093)

Net Value of Reference Entity — JPMorgan Chase Bank NA		$(384,579)

CONSOLIDATED SCHEDULE OF INVESTMENTS	45

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$1,116,045	$—	$262,378	$—
OTC Swaps	—	—	1,352,109	(523,118)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,120,273	$—	$446,854	$—	$4,124,237	$—	$5,691,364
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	3,733,487	—	—	3,733,487
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	262,378	—	—	—	—	262,378
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	1,352,109	—	—	—	1,352,109

	$1,120,273	$262,378	$1,798,963	$3,733,487	$4,124,237	$—	$11,039,338

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	225,902	—	1,073,048	—	587,395	—	1,886,345
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,414,164	—	—	1,414,164
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	523,118	—	—	—	523,118

	$225,902	$—	$1,596,166	$1,414,164	$587,395	$—	$3,823,627

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended July 31, 2019, the effect of derivative financial instruments in the Consolidated Statement of Operations were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$(605,794)	$—	$(2,351,026)	$—	$611,869	$—	$(2,344,951)
Forward foreign currency exchange contracts	—	—	—	2,496,655	—	—	2,496,655
Swaps	88,498	278,653	3,082,723	—	3,801,529	—	7,251,403

	$(517,296)	$278,653	$731,697	$2,496,655	$4,413,398	$—	$7,403,107

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	1,100,304	—	(336,569)	—	3,334,880	—	4,098,615
Forward foreign currency exchange contracts	—	—	—	2,431,416	—	—	2,431,416
Swaps	(327,836)	56,755	(1,915,871)	—	42,827	—	(2,144,125)

	$772,468	$56,755	$(2,252,440)	$2,431,416	$3,377,707	$—	$4,385,906

46	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$121,878,355
Average notional value of contracts — short	99,231,385
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	192,270,836
Average amounts sold — in USD	148,560,875
Credit default swaps:
Average notional value — sell protection	13,898,074
Total return swaps:
Average notional value	150,367,930

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$1,039,447	$580,085
Forward foreign currency exchange contracts	3,733,487	1,414,164
Swaps — Centrally cleared	—	4,530
Swaps — OTC(a)	1,352,109	523,118

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$6,125,043	$2,521,897
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,039,447)	(584,615)

Total derivative assets and liabilities subject to an MNA	$5,085,596	$1,937,282

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)
Bank of America NA(e)	$164,207	$(42,520)	$—	$—	$121,687
BNP Paribas SA(e)	209,515	(68,667)	—	—	140,848
Citibank NA	649,964	—	—	(649,964)	—
Deutsche Bank AG(e)	15,531	(15,531)	—	—	—
HSBC Bank plc(e)	380,904	(330,849)	—	—	50,055
JPMorgan Chase Bank NA	273,660	(37,378)	—	(10,000)	226,282
Merrill Lynch International & Co.	428,485	(55,318)	(373,167)	—	—
Morgan Stanley & Co. International plc(e)	2,963,330	(922,612)	—	(1,730,000)	310,718

	$5,085,596	$(1,472,875)	$(373,167)	$(2,389,964)	$849,590

CONSOLIDATED SCHEDULE OF INVESTMENTS	47

Consolidated Schedule of Investments (continued) July 31, 2019	BlackRock Total Factor Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (d)(f)
Bank of America NA	$118,404	$—	$—	$—	$118,404
Bank of America NA(e)	42,520	(42,520)	—	—	—
BNP Paribas SA(e)	68,667	(68,667)	—	—	—
Credit Suisse International	198,771	—	—	—	198,771
Deutsche Bank AG	113,247	—	—	—	113,247
Deutsche Bank AG(e)	48,986	(15,531)	—	—	33,455
HSBC Bank plc(e)	330,849	(330,849)	—	—	—
JPMorgan Chase Bank NA	37,378	(37,378)	—	—	—
JPMorgan Chase Bank NA(e)	530	—	—	—	530
Merrill Lynch International & Co.	55,318	(55,318)	—	—	—
Morgan Stanley & Co. International plc(e)	922,612	(922,612)	—	—	—

	$1,937,282	$(1,472,875)	$—	$—	$464,407

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Represents derivatives owned by the BlackRock Cayman Strategic Risk Allocation Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1 of the Notes to Consolidated Financial Statements.
(f)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$35,617,233	$—	$35,617,233
Short-Term Securities:
Money Market Funds	13,562,162	—	—	13,562,162
U.S. Treasury Obligations	—	152,150,929	—	152,150,929

	$13,562,162	$187,768,162	$—	$201,330,324

Derivative Financial Instruments(b)
Assets:
Commodity contracts	$1,120,273	$—	$—	$1,120,273
Credit contracts	—	262,378	—	262,378
Equity contracts	446,854	1,352,109	—	1,798,963
Foreign currency exchange contracts	—	3,733,487	—	3,733,487
Interest rate contracts	4,124,237	—	—	4,124,237
Liabilities:
Commodity contracts	(225,902)	—	—	(225,902)
Equity contracts	(1,073,048)	(523,118)	—	(1,596,166)
Foreign currency exchange contracts	—	(1,414,164)	—	(1,414,164)
Interest rate contracts	(587,395)	—	—	(587,395)

	$3,805,019	$3,410,692	$—	$7,215,711

(a)	See above Consolidated Schedule of Investments for values in each security type. Investments categorized as Level 2 are included in security type.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to consolidated financial statements.

48	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities

July 31, 2019

BlackRock Total Factor Fund

ASSETS
Investments at value — unaffiliated (cost — $187,063,058)	$187,768,162
Investments at value — affiliated (cost — $13,562,162)	13,562,162
Cash	5,403,664
Cash pledged:
Collateral — OTC derivatives	2,840,000
Futures contracts	12,430,000
Centrally cleared swaps	733,000
Foreign currency at value (cost — $9,772,770)	9,651,357
Receivables:
Capital shares sold	315,565
Dividends — affiliated	23,262
Interest — unaffiliated	31,315
From the Manager	93,209
Investment adviser	24,968
Variation margin on futures contracts	1,039,447
Unrealized appreciation on:
Forward foreign currency exchange contracts	3,733,487
OTC swaps	1,352,109
Prepaid expenses	39,688

Total assets	239,041,395

LIABILITIES
Due to broker	540,321
Cash received as collateral for OTC derivatives	2,600,000
Payables:
Swaps	127,598
Accounting services fees	130,172
Administration fees	8,135
Capital shares redeemed	177,435
Trustees’ and Officer’s fees	7,056
Other affiliates	76
Professional fees	89,009
Service and distribution fees	1,999
Variation margin on futures contracts	580,085
Variation margin on centrally cleared swaps	4,530
Other accrued expenses	72,271
Unrealized depreciation on:
Forward foreign currency exchange contracts	1,414,164
OTC swaps	523,118

Total liabilities	6,275,969

NET ASSETS	$232,765,426

NET ASSETS CONSIST OF
Paid-in capital	$224,458,409
Accumulated earnings	8,307,017

NET ASSETS	$232,765,426

NET ASSET VALUE
Institutional — Based on net assets of $206,351,049 and 19,650,147 shares outstanding, unlimited number of shares authorized, $0,001 par value	$10.50

Investor A — Based on net assets of $7,423,070 and 709,499 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.46

Investor C — Based on net assets of $607,956 and 58,446 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.40

Class K — Based on net assets of $18,383,351 and 1,749,641 shares outstanding, unlimited number of shares authorized, $0,001 par value	$10.51

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	49

Consolidated Statement of Operations

Year Ended July 31, 2019

BlackRock Total Factor Fund

INVESTMENT INCOME
Dividends — affiliated	$208,655
Dividends — unaffiliated	645
Interest — unaffiliated(a)	3,483,689

Total investment income	3,692,989

EXPENSES
Investment advisory	888,632
Accounting services	417,494
Pricing	375,929
Registration	148,330
Professional	123,651
Transfer agent — class specific	92,236
Administration	75,535
Custodian	35,853
Administration — class specific	35,543
Service and distribution — class specific	20,890
Trustees and Officer	16,792
Printing	10,318
Board realignment and consolidation	1,197
Miscellaneous	78,404

Total expenses	2,320,804
Less:
Administration fees waived — class specific	(29,460)
Fees waived and/or reimbursed by the Manager	(1,284,630)
Transfer agent fees waived and/or reimbursed — class specific	(17,683)

Total expenses after fees waived and/or reimbursed	989,031

Net investment income	2,703,958

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,553,559)
Forward foreign currency exchange contracts	2,496,655
Foreign currency transactions	(149,468)
Futures contracts	(2,344,951)
Swaps	7,251,403

4,700,080

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,024,903
Forward foreign currency exchange contracts	2,431,416
Foreign currency translations	(77,849)
Futures contracts	4,098,615
Swaps	(2,144,125)

5,332,960

Net realized and unrealized gain	10,033,040

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,736,998

(a)	Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Consolidated Financial Statements.

See notes to consolidated financial statements.

50	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

	BlackRock Total Factor Fund
	Year Ended July 31,
	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,703,958	$692,607
Net realized gain (loss)	4,700,080	(1,744,508)
Net change in unrealized appreciation	5,332,960	2,725,532

Net increase in net assets resulting from operations	12,736,998	1,673,631

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(3,930,218)	(1,566,121)
Investor A	(137,786)	(113,382)
Investor C	(11,637)	(29,375)
Class K	(506,840)	(54,215)

Decrease in net assets resulting from distributions to shareholders	(4,586,481)	(1,763,093)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	67,856,470	122,049,123

NET ASSETS(b)
Total increase in net assets	76,006,987	121,959,661
Beginning of year	156,758,439	34,798,778

End of year	$232,765,426	$156,758,439

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 of the Notes to Consolidated Financial Statements for this prior year information.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	51

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund

	Institutional

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.18	$10.18	$9.79	$9.96	$10.11

Net investment income (loss)(a)	0.16	0.08	0.00 (b)	(0.04)	(0.06)
Net realized and unrealized gain	0.44	0.39	0.53	0.29	0.28

Net increase from investment operations	0.60	0.47	0.53	0.25	0.22

Distributions(c)
From net investment income	(0.24)	—	(0.04)	(0.42)	(0.35)
From net realized gain	(0.04)	(0.47)	(0.10)	—	(0.02)

Total distributions	(0.28)	(0.47)	(0.14)	(0.42)	(0.37)

Net asset value, end of year	$10.50	$10.18	$10.18	$9.79	$9.96

Total Return(d)
Based on net asset value	6.10%	4.59%	5.46%	2.86%	2.24%

Ratios to Average Net Assets(e)
Total expenses	1.29%	1.82%	1.65%	1.61%	1.52%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.55%	0.54%	0.68%	1.00%	1.00%

Net investment income (loss)	1.55%	0.76%	(0.03)%	(0.45)%	(0.61)%

Supplemental Data
Net assets, end of year (000)	$206,351	$122,627	$31,334	$27,712	$35,597

Portfolio turnover rate	74%	64%	73%	11%	4%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.05%	0.11%	0.08%	0.09%

See notes to consolidated financial statements.

52	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund

	Investor A

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.15	$10.15	$9.77	$9.93	$10.09

Net investment income (loss)(a)	0.13	0.02	(0.02)	(0.07)	(0.09)
Net realized and unrealized gain	0.44	0.42	0.52	0.30	0.28

Net increase from investment operations	0.57	0.44	0.50	0.23	0.19

Distributions(b)
From net investment income	(0.22)	—	(0.02)	(0.39)	(0.33)
From net realized gain	(0.04)	(0.44)	(0.10)	—	(0.02)

Total distributions	(0.26)	(0.44)	(0.12)	(0.39)	(0.35)

Net asset value, end of year	$10.46	$10.15	$10.15	$9.77	$9.93

Total Return(c)
Based on net asset value	5.80%	4.35%	5.16%	2.68%	1.97%

Ratios to Average Net Assets(d)
Total expenses	1.65%	2.20%	2.09%	2.03%	1.94%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.80%	0.80%	0.91%	1.25%	1.25%

Net investment income (loss)	1.28%	0.18%	(0.21)%	(0.70)%	(0.86)%

Supplemental Data
Net assets, end of year (000)	$7,423	$4,936	$2,327	$1,448	$1,811

Portfolio turnover rate	74%	64%	73%	11%	4%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.05%	0.11%	0.08%	0.09%

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	53

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund

	Investor C

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.08	$10.07	$9.71	$9.84	$10.02

Net investment income (loss)(a)	0.04	(0.11)	(0.10)	(0.13)	(0.16)
Net realized and unrealized gain	0.44	0.48	0.52	0.29	0.29

Net increase from investment operations	0.48	0.37	0.42	0.16	0.13

Distributions(b)
From net investment income	(0.12)	—	—	(0.29)	(0.29)
From net realized gain	(0.04)	(0.36)	(0.06)	—	(0.02)

Total distributions	(0.16)	(0.36)	(0.06)	(0.29)	(0.31)

Net asset value, end of year	$10.40	$10.08	$10.07	$9.71	$9.84

Total Return(c)
Based on net asset value	4.95%	3.62%	4.40%	1.82%	1.32%

Ratios to Average Net Assets(d)
Total expenses	2.47%	2.98%	2.80%	2.72%	2.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.55%	1.55%	1.68%	2.00%	2.00%

Net investment income (loss)	0.41%	(1.08)%	(1.01)%	(1.45)%	(1.56)%

Supplemental Data
Net assets, end of year (000)	$608	$755	$908	$659	$851

Portfolio turnover rate	74%	64%	73%	11%	4%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.05%	0.11%	0.08%	0.09%

See notes to consolidated financial statements.

54	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund

	Class K

	Year Ended July 31,		Period from 02/03/17 (a) to 07/31/17
	2019	2018

Net asset value, beginning of period	$10.18	$10.18	$9.76

Net investment income(b)	0.14	0.28	0.01
Net realized and unrealized gain	0.47	0.19	0.41

Net increase from investment operations	0.61	0.47	0.42

Distributions(c)
From net investment income	(0.24)	—	—
From net realized gain	(0.04)	(0.47)	—

Total distributions	(0.28)	(0.47)	—

Net asset value, end of period	$10.51	$10.18	$10.18

Total Return(d)
Based on net asset value	6.23%	4.61%	4.30	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.29%	1.81%	1.84	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.50%	0.50%	0.49	%(g)

Net investment income	1.43%	2.79%	0.28	%(g)

Supplemental Data
Net assets, end of period (000)	$18,383	$28,440	$230

Portfolio turnover rate	74%	64%	73	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,		Period from 02/03/17 (a) to 07/31/17
	2019	2018
Investments in underlying funds	0.01%	0.05%	0.11%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Portfolio for the entire year.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	55

Notes to Consolidated Financial Statements

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Total Factor Fund (the “Fund”) is a series of the Trust. The Fund is classified as non-diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a CDSC. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of BlackRock Cayman Strategic Risk Allocation Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables the Fund to hold these commodity-related instruments and other derivatives and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity related instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Defensive Positions: Investment policies may vary for temporary defensive purposes during periods in which the investment adviser believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, the Fund may invest up to 100% of its total assets in U.S. Government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities, or may hold its assets in cash. The investment adviser applies this defensive posture as applicable and is consistent with the Fund’s investment policies.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

56	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance on the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	57

Notes to Consolidated Financial Statements  (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

58	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amounts reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Consolidated Statement of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	59

Notes to Consolidated Financial Statements  (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets.

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.50%
$1 Billion — $3 Billion	0.47
$3 Billion — $5 Billion	0.45
$5 Billion — $10 Billion	0.44
Greater than $10 Billion	0.43

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fees	Distribution Fee
Investor A	0.25%	—%
Investor C	0.25	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended July 31, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Service and Distribution Fees
Investor A	$14,489
Investor C	6,401
$20,890

60	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended July 31, 2019, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Consolidated Statement of Operations:

Institutional	$30,359
Investor A	1,159
Investor C	128
Class K	3,897
$35,543

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2019, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2019, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

Institutional	$402
Investor A	304
Investor C	129
Class K	203
$1,038

For the year ended July 31, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	$80,575
Investor A	8,902
Investor C	1,090
Class K	1,669
$92,236

Other Fees: For the year ended July 31, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $330.

For the year ended July 31, 2019, affiliates received CDSCs of $291 for Investor C Shares.

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended July 31, 2019, the amount waived was $6,775.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2019, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	61

Notes to Consolidated Financial Statements  (continued)

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	0.55%
Investor A	0.80
Investor C	1.55
Class K	0.50

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2019, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2019, the Manager waived and/or reimbursed $1,231,085, which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.

For the year ended July 31, 2019, administration fees waived at the Fund level were $46,770. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.

These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Consolidated Statement of Operations. For the year ended July 31, 2019, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived
Institutional	$24,287
Investor A	1,159
Investor C	128
Class K	3,886
$29,460

Transfer Agent Fees Waived and/or Reimbursed
Institutional	$9,181
Investor A	6,051
Investor C	798
Class K	1,653
$17,683

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	the Fund has more than $50 million in assets for the fiscal year, and
(2)	the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On July 31, 2019, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2020	2021
Fund Level	$825,856	$1,277,855
Institutional	1,884	33,468
Investor A	3,452	7,210
Investor C	1,222	926
Class K	2,560	5,539

The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on July 31, 2019:

Fund Level	$289,744
Institutional	4,737
Investor A	3,429
Investor C	1,186
Class K	20

62	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 331/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended July 31, 2019, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.

7.	PURCHASES AND SALES

For the year ended July 31, 2019, purchases and sales of investments, excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$25,006,448	$15,984,856
U.S. Government Securities	3,643,110	2,521,271

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent difference attributable to the use of equalization was reclassified to the following accounts:

Paid-in capital	$1,319,912
Accumulated earnings	(1,319,912)

The tax character of distributions paid was as follows:

	07/31/19(a)	07/31/18
Ordinary income	$5,500,591	$1,760,003
Long-term capital gains	405,802	3,090

	$5,906,393	$1,763,093

(a)	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of period end, the tax components of accumulated earnings (losses) were as follows:

Undistributed ordinary income	$5,986,565
Undistributed long term capital gains	2,395,207
Net unrealized losses(a)	(74,755)

$8,307,017

(a)

The differences between book-basis and tax-basis net unrealized losses were attributable primarily to the deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains/losses on certain futures and options contracts, amortization methods for premiums and discounts on fixed income securities, investment in wholly owned subsidiaries and the accounting for swap agreements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	63

Notes to Consolidated Financial Statements  (continued)

As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$204,258,136

Gross unrealized appreciation	$8,551,222
Gross unrealized depreciation	(8,537,230)

Net unrealized appreciation	$13,992

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2019, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation

64	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed- income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 07/31/19		Year Ended 07/31/18
	Shares	Amount	Shares	Amount
Institutional
Shares sold	14,250,924	$142,379,931	10,021,246	$101,833,118
Shares issued in reinvestment of distributions	363,611	3,512,487	28,785	293,887
Shares redeemed	(7,011,880)	(69,633,579)	(1,080,008)	(10,841,938)

Net increase	7,602,655	$76,258,839	8,970,023	$91,285,067

Investor A
Shares sold and automatic conversion of shares	495,638	$4,953,372	336,005	$3,396,068
Shares issued in reinvestment of distributions	13,966	134,634	10,671	108,738
Shares redeemed	(286,397)	(2,856,377)	(89,652)	(909,632)

Net increase	223,207	$2,231,629	257,024	$2,595,174

Investor C
Shares sold	17,287	$178,659	9,316	$95,050
Shares issued in reinvestment of distributions	1,165	11,221	2,803	28,480
Shares redeemed and automatic conversion of shares	(34,885)	(345,819)	(27,381)	(279,603)

Net decrease	(16,433)	$(155,939)	(15,262)	$(156,073)

Class K
Shares sold	451,565	$4,522,254	2,889,127	$29,523,649
Shares issued in reinvestment of distributions	51,821	501,104	4,365	44,570
Shares redeemed	(1,546,880)	(15,501,417)	(122,949)	(1,243,264)

Net increase (decrease)	(1,043,494)	$(10,478,059)	2,770,543	$28,324,955

Total Net Increase	6,765,935	$67,856,470	11,982,328	$122,049,123

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Fund has adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Consolidated Statement of Assets and Liabilities, Consolidated Statements of Changes in Net Assets and Notes to Consolidated Financial Statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the Consolidated Statements of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	65

Notes to Consolidated Financial Statements  (continued)

Distributions for the year ended July 31, 2018 were classified as follows:

Share Class	Net Realized Gain
Institutional	$(1,566,121)
Investor A	(113,382)
Investor C	(29,375)
Class K	(54,215)

Undistributed net investment income as of July 31, 2018 was $31,328.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

66	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

BlackRock FundsSM and Shareholders of BlackRock Total Factor Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of BlackRock Total Factor Fund and its subsidiary (one of the funds constituting BlackRock FundsSM, referred to hereafter as the “Fund”) as of July 31, 2019, the related consolidated statement of operations for the year ended July 31, 2019, the consolidated statements of changes in net assets for each of the two years in the period ended July 31, 2019, including the related notes, and the consolidated financial highlights for each of the periods indicated therein ended on or after July 31, 2017 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period ended July 31, 2019 and the financial highlights for each of the periods indicated therein ended on or after July 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

The consolidated financial statements as of and for the year ended July 31, 2016 and the consolidated financial highlights for each of the years or periods ended on or prior to July 31, 2016 (not presented herein, other than the consolidated financial highlights) were audited by other auditors whose report dated September 27, 2016 expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 24, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information  (unaudited)

During the fiscal year ended July 31, 2019, the following information is provided with respect to the ordinary income distributions paid by the Fund:

	Payable Date
Federal Obligation Interest(a)	12/31/18	48.55%
Interest-Related Dividends and Qualified Short-Term Gains for Non-U.S. Residents (b)	12/31/18	38.70

(a)

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

(b)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	67

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Total Factor Fund (the “Fund”), a series of the Trust, and BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor. The Board also considered the approval of the sub-advisory agreement between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund (the “Sub-Advisory Agreement”). The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreements

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Trust’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (I) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

68	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared with Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Fund’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and certain performance metrics. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for the one-year period reported, the Fund ranked in the second quartile against its Performance Peers. In light of the Fund’s outcome oriented objective, BlackRock believes that certain other performance metrics may be more appropriate than the Performance Peers, and the Board was provided with a comparison of Fund performance relative to these metrics. Under these metrics, for the one-year and since strategy inception periods the Fund underperformed its total return target. The total return metrics are designed to be based on a time horizon of five years and greater, but in this case are being viewed over a shorter time horizon. The overall risk of the Fund, as measured by the standard deviation of returns, was below its upper threshold level for the one-year and since strategy inception periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT	69

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Fund, to the Fund. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Fund benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2020, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

70	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships held During the Past Five Years
Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	38 RICs consisting of 182 Portfolios	None
Bruce R. Bond 1946	Trustee (Since 2019)	Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	38 RICs consisting of 182 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017.	38 RICs consisting of 182 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	38 RICs consisting of 182 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	38 RICs consisting of 182 Portfolios	None
Lena G. Goldberg 1949	Trustee (Since 2019)	Senior Lecturer, Harvard Business School, since 2008; Director, Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/ Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President — Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	38 RICs consisting of 182 Portfolios	None
Robert M. Hernandez 1944	Trustee (Since 2019)	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director and non-executive Chairman, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	38 RICs consisting of 182 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company
Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	38 RICs consisting of 182 Portfolios	Hertz Global Holdings (car rental); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 until 2015; Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems)

TRUSTEE AND OFFICER INFORMATION	71

Trustee and Officer Information  (continued)

Independent Trustees (a) (continued)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships held During the Past Five Years
Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989.	38 RICs consisting of 182 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Donald C. Opatrny 1952	Trustee (Since 2019)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2018; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018.	38 RICs consisting of 182 Portfolios	None
Joseph P. Platt 1947	Trustee (Since 2007)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	38 RICs consisting of 182 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Kenneth L. Urish 1951	Trustee (Since 2007)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	38 RICs consisting of 182 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	38 RICs consisting of 182 Portfolios	None

72	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Interested Trustees (a)(d)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships held During the Past Five Years
Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	125 RICs consisting of 293 Portfolios	None
John M. Perlowski (e) 1964	Trustee (Since 2015); President (Since 2018) and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	126 RICs consisting of 294 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) Following the combination of MLIM and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Robert M. Hernandez, 1996; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-income Complex.

(e) Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.

TRUSTEE AND OFFICER INFORMATION	73

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments, LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Development and Oversight for BlackRock’s Strategic Product Management Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Chief Financial Officer of the iShares® exchange traded funds since 2019; Managing Director of BlackRock, Inc. since 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
John MacKessy 1972	Anti-Money Laundering Compliance Officer (Since 2018)	Director of BlackRock, Inc. since 2017; Global Head of Anti-Money Laundering at BlackRock, Inc. since 2017; Director of AML Monitoring and Investigations Group of Citibank from 2015 to 2017; Global Anti-Money Laundering and Economic Sanctions Officer for MasterCard from 2011 to 2015.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b) Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent

JPMorgan Chase Bank, N.A.

New York, NY 10179

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

JPMorgan Chase Bank, N.A.

New York, NY 10179

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

74	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	75

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

76	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	Taiwan New Dollar

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

CVA	Certification Van Aandelon (Dutch Certificate)

EMMI	European Money Markets Institute

FDR	Fiduciary Depositary Receipt

HIBOR	Hong Kong Interbank Offer Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

SONIA	Sterling Overnight Interbank Average Rate

GLOSSARY OF TERMS USED IN THIS REPORT	77

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SRA-7/19-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Robert M. Hernandez

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Factor Fund	$42,000	$40,000	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

2

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Factor Fund	$0	$0

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

3

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments (a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	October 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	October 4, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	October 4, 2019

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